AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 83.4%
Affiliated Mutual Fund — 9.5%
AST PGIM Fixed Income Central Fund* (cost $983,089,912)(wd)	98,139,895	$943,124,391
Common Stocks — 58.6%
Aerospace & Defense — 0.8%
AerSale Corp.*	22,900	424,566
Airbus SE (France)	33,637	2,899,522
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	270,667	426,974
Austal Ltd. (Australia)	622,182	907,255
Axon Enterprise, Inc.*	155	17,941
BAE Systems PLC (United Kingdom)	226,980	1,994,343
Bharat Electronics Ltd. (India)	122,746	151,366
Boeing Co. (The)*	4,010	485,531
BWX Technologies, Inc.	590	29,718
Curtiss-Wright Corp.	398	55,386
General Dynamics Corp.	64,974	13,785,533
HEICO Corp.	6	864
HEICO Corp. (Class A Stock)	30	3,439
Hexcel Corp.(a)	910	47,065
Howmet Aerospace, Inc.	376,025	11,630,453
Huntington Ingalls Industries, Inc.	328	72,652
Korea Aerospace Industries Ltd. (South Korea)	437	14,728
L3Harris Technologies, Inc.	2,027	421,271
Leonardo SpA (Italy)	32,870	232,733
Lockheed Martin Corp.	18,740	7,239,074
Maxar Technologies, Inc.	28,800	539,136
Mercury Systems, Inc.*(a)	610	24,766
Moog, Inc. (Class A Stock)	8,100	569,835
Northrop Grumman Corp.	18,825	8,853,774
Parsons Corp.*	3,900	152,880
Raytheon Technologies Corp.	212,516	17,396,560
Spirit AeroSystems Holdings, Inc. (Class A Stock)(a)	68,227	1,495,536
Textron, Inc.	11,565	673,777
Thales SA (France)	7,566	833,728
TransDigm Group, Inc.	21,836	11,459,969
V2X, Inc.*	15,500	548,700
Woodward, Inc.	671	53,854
		83,442,929
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(a)	985	94,865
Deutsche Post AG (Germany)	14,574	439,255
DSV A/S (Denmark)	8,167	956,744
Expeditors International of Washington, Inc.	1,208	106,678
FedEx Corp.	88,539	13,145,385
GXO Logistics, Inc.*	1,053	36,918
Hub Group, Inc. (Class A Stock)*	11,800	813,964
Hyundai Glovis Co. Ltd. (South Korea)	300	33,765
Maruwa Unyu Kikan Co. Ltd. (Japan)	60,500	608,616
SBS Holdings, Inc. (Japan)	95,900	1,844,084
United Parcel Service, Inc. (Class B Stock)	31,925	5,157,165
	Shares	Value
Common Stocks (continued)
Air Freight & Logistics (cont’d.)
YTO Express Group Co. Ltd. (China) (Class A Stock)	2,300	$6,664
		23,244,103
Airlines — 0.2%
Alaska Air Group, Inc.*	152,430	5,967,635
American Airlines Group, Inc.*(a)	6,930	83,437
Copa Holdings SA (Panama) (Class A Stock)*	310	20,773
Delta Air Lines, Inc.*	86,821	2,436,197
Frontier Group Holdings, Inc.*	8,700	84,390
JetBlue Airways Corp.*	37,060	245,708
SkyWest, Inc.*	55,700	905,682
Southwest Airlines Co.*	279,045	8,605,748
Sun Country Airlines Holdings, Inc.*(a)	15,048	204,803
Turk Hava Yollari AO (Turkey)*	3,438	13,054
United Airlines Holdings, Inc.*	3,495	113,692
		18,681,119
Auto Components — 0.2%
Adient PLC*	53,300	1,479,075
American Axle & Manufacturing Holdings, Inc.*	312,500	2,134,375
Aptiv PLC*	2,167	169,481
BorgWarner, Inc.(a)	192,630	6,048,582
Gentex Corp.	2,520	60,077
Goodyear Tire & Rubber Co. (The)*(a)	449,400	4,534,446
Hankook Tire & Technology Co. Ltd. (South Korea)	1,737	42,397
Hyundai Mobis Co. Ltd. (South Korea)	1,860	245,526
Johnson Electric Holdings Ltd. (Hong Kong)	497,000	496,134
Lear Corp.	625	74,806
Modine Manufacturing Co.*	15,100	195,394
NGK Spark Plug Co. Ltd. (Japan)	4,300	76,263
Press Kogyo Co. Ltd. (Japan)	159,800	435,570
QuantumScape Corp.*(a)	2,685	22,581
TPR Co. Ltd. (Japan)	226,200	1,859,501
Visteon Corp.*	15,800	1,675,748
		19,549,956
Automobiles — 1.6%
Astra International Tbk PT (Indonesia)	1,506,300	651,850
Bayerische Motoren Werke AG (Germany)	30,180	2,045,527
BYD Co. Ltd. (China) (Class H Stock)	50,441	1,242,642
Chongqing Changan Automobile Co. Ltd. (China) (Class A Stock)	3,820	6,693
Eicher Motors Ltd. (India)	820	36,736
Ferrari NV (Italy)	46,708	8,649,662
Ford Motor Co.(a)	842,405	9,434,936
Ford Otomotiv Sanayi A/S (Turkey)	663	11,679
General Motors Co.	116,930	3,752,284
Harley-Davidson, Inc.	1,435	50,053
Honda Motor Co. Ltd. (Japan)	107,200	2,326,861
Hyundai Motor Co. (South Korea)	4,577	558,570
Kia Corp. (South Korea)	16,061	799,388
A1

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Automobiles (cont’d.)
Lucid Group, Inc.*	275	$3,842
Mahindra & Mahindra Ltd. (India)	102,183	1,580,960
Mazda Motor Corp. (Japan)	368,300	2,445,567
Mercedes-Benz Group AG (Germany)	13,512	683,262
Mitsubishi Motors Corp. (Japan)*	352,400	1,265,123
Rivian Automotive, Inc. (Class A Stock)*(a)	5,570	183,309
Stellantis NV	724,175	8,554,279
Suzuki Motor Corp. (Japan)	27,200	846,740
Tesla, Inc.*	419,103	111,167,071
Thor Industries, Inc.(a)	7,089	496,088
Toyota Motor Corp. (Japan)	289,300	3,781,282
Trigano SA (France)	11,634	1,021,567
Volkswagen AG (Germany)	3,326	542,036
		162,138,007
Banks — 3.2%
77 Bank Ltd. (The) (Japan)	112,800	1,393,785
Absa Group Ltd. (South Africa)	27,169	263,919
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	8,204	20,188
Agricultural Bank of China Ltd. (China) (Class H Stock)	1,572,000	470,492
Akbank TAS (Turkey)	788,897	479,842
Al Rajhi Bank (Saudi Arabia)*	11,624	248,849
Ameris Bancorp	18,600	831,606
Associated Banc-Corp.	11,500	230,920
Australia & New Zealand Banking Group Ltd. (Australia)	199,430	2,919,417
Banc of California, Inc.	49,900	796,903
Banco BPM SpA (Italy)	2,070,880	5,414,979
Banco Bradesco SA (Brazil)	25,412	77,070
Banco do Brasil SA (Brazil)	141,700	1,010,013
Banco Santander SA (Spain)	249,111	579,657
Bancolombia SA (Colombia)	4,987	33,643
Bank Central Asia Tbk PT (Indonesia)	6,591,937	3,679,879
Bank Hapoalim BM (Israel)	39,356	332,222
Bank Leumi Le-Israel BM (Israel)	779,252	6,655,410
Bank Mandiri Persero Tbk PT (Indonesia)	1,744,074	1,070,932
Bank Negara Indonesia Persero Tbk PT (Indonesia)	40,000	23,396
Bank of America Corp.	772,525	23,330,255
Bank of Chengdu Co. Ltd. (China) (Class A Stock)	23,900	54,628
Bank of China Ltd. (China) (Class H Stock)	1,107,000	361,541
Bank of Communications Co. Ltd. (China) (Class H Stock)	52,000	27,413
Bank of Hangzhou Co. Ltd. (China) (Class A Stock)	23,900	47,566
Bank of Hawaii Corp.	415	31,590
Bank of Ireland Group PLC (Ireland)	72,981	468,099
Bank of Jiangsu Co. Ltd. (China) (Class A Stock)	47,000	48,814
Bank of Nanjing Co. Ltd. (China) (Class A Stock)	4,400	6,473
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)(a)	28,200	$915,372
Bank of Shanghai Co. Ltd. (China) (Class A Stock)	57,800	47,303
Bank OZK	1,200	47,472
Bankinter SA (Spain)	364,340	2,045,725
BankUnited, Inc.	13,741	469,530
Barclays PLC (United Kingdom)	5,872,515	9,343,965
BayCom Corp.(a)	14,400	253,152
Bendigo & Adelaide Bank Ltd. (Australia)	35,823	179,244
BNK Financial Group, Inc. (South Korea)	32,678	136,440
BOK Financial Corp.	305	27,102
Cathay General Bancorp(a)	19,800	761,508
CBTX, Inc.	5,500	160,875
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,256,000	498,437
China Construction Bank Corp. (China) (Class H Stock)	1,127,000	650,507
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	99,400	49,601
Citigroup, Inc.	457,492	19,063,692
Citizens Financial Group, Inc.	297,330	10,216,259
Coastal Financial Corp.*	5,900	234,466
Comerica, Inc.	1,400	99,540
Commerce Bancshares, Inc.	1,206	79,789
Commerzbank AG (Germany)*	77,022	548,320
Commonwealth Bank of Australia (Australia)	6,128	356,496
ConnectOne Bancorp, Inc.	19,900	458,894
Credit Agricole SA (France)	57,419	466,129
Cullen/Frost Bankers, Inc.	614	81,183
Customers Bancorp, Inc.*	22,600	666,248
DBS Group Holdings Ltd. (Singapore)	437,100	10,111,595
DNB Bank ASA (Norway)	198,297	3,146,590
Dubai Islamic Bank PJSC (United Arab Emirates)	149,913	243,210
East West Bancorp, Inc.	49,147	3,299,730
Eastern Bankshares, Inc.	29,136	572,231
Emirates NBD Bank PJSC (United Arab Emirates)	10,152	35,498
Enterprise Financial Services Corp.	20,837	917,662
Eurobank Ergasias Services and Holdings SA (Greece)*	16,540	13,806
Fifth Third Bancorp	7,300	233,308
Financial Institutions, Inc.	32,300	777,461
First Bancorp	8,439	308,699
First BanCorp. (Puerto Rico)	82,500	1,128,600
First Citizens BancShares, Inc. (Class A Stock)	89	70,971
First Hawaiian, Inc.	1,390	34,236
First Horizon Corp.	5,670	129,843
First Internet Bancorp	13,200	446,952
First Merchants Corp.	22,200	858,696
First Republic Bank	1,917	250,264
FNB Corp.	3,750	43,500
Fulton Financial Corp.	11,100	175,380

A2

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	13,200	$84,557
Haci Omer Sabanci Holding A/S (Turkey)	316,000	438,367
Hana Financial Group, Inc. (South Korea)	27,611	677,988
Hancock Whitney Corp.	43,300	1,983,573
Hanmi Financial Corp.	22,700	537,536
HDFC Bank Ltd. (India), ADR(a)	80,520	4,703,978
Heartland Financial USA, Inc.	30,500	1,322,480
Hirogin Holdings, Inc. (Japan)	96,000	403,828
HomeTrust Bancshares, Inc.	13,100	289,510
Hope Bancorp, Inc.	63,500	802,640
Horizon Bancorp, Inc.	29,600	531,616
HSBC Holdings PLC (United Kingdom)	206,817	1,070,870
Huntington Bancshares, Inc.	15,300	201,654
ICICI Bank Ltd. (India)	70,236	737,426
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	1,346,000	631,417
Industrial Bank Co. Ltd. (China) (Class A Stock)	9,200	21,367
Industrial Bank of Korea (South Korea)	405,601	2,682,269
International Bancshares Corp.	9,800	416,500
Israel Discount Bank Ltd. (Israel) (Class A Stock)	110,789	557,858
JPMorgan Chase & Co.	302,221	31,582,095
KB Financial Group, Inc. (South Korea)	17,533	529,471
KBC Group NV (Belgium)	9,950	472,167
KeyCorp	165,460	2,650,669
Krung Thai Bank PCL (Thailand)	21,000	9,266
Lloyds Banking Group PLC (United Kingdom)	19,102,323	8,634,028
M&T Bank Corp.	44,041	7,765,309
Metropolitan Bank & Trust Co. (Philippines)	9,490	7,827
Metropolitan Bank Holding Corp.*	9,400	604,984
MidWestOne Financial Group, Inc.	44,100	1,203,489
National Bank of Greece SA (Greece)*	3,405	10,025
National Bank of Kuwait SAKP (Kuwait)	27,448	86,476
NatWest Group PLC (United Kingdom)	3,456,447	8,609,051
Nedbank Group Ltd. (South Africa)	21,222	233,492
Nordea Bank Abp (Finland)	254,664	2,179,473
NU Holdings Ltd. (Brazil) (Class A Stock)*(a)	869,591	3,826,200
OceanFirst Financial Corp.	36,500	680,360
OFG Bancorp (Puerto Rico)	52,200	1,311,786
Old National Bancorp	22,400	368,928
Origin Bancorp, Inc.	5,500	211,585
Oversea-Chinese Banking Corp. Ltd. (Singapore)	285,900	2,342,632
PacWest Bancorp	5,022	113,497
Peapack-Gladstone Financial Corp.	3,300	111,045
Peoples Bancorp, Inc.(a)	10,000	289,300
Ping An Bank Co. Ltd. (China) (Class A Stock)	33,100	54,779
Pinnacle Financial Partners, Inc.(a)	60,677	4,920,905
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
PNC Financial Services Group, Inc. (The)	104,775	$15,655,481
Popular, Inc. (Puerto Rico)	805	58,008
Prosperity Bancshares, Inc.	975	65,013
QCR Holdings, Inc.	1,700	86,598
Raiffeisen Bank International AG (Austria)	39,720	469,917
Regions Financial Corp.	9,955	199,797
Renasant Corp.	10,500	328,440
Republic Bancorp, Inc. (Class A Stock)	2,900	111,070
Riyad Bank (Saudi Arabia)	7,972	66,922
S&T Bancorp, Inc.	13,600	398,616
Saudi National Bank (The) (Saudi Arabia)	3,822	63,772
Sberbank of Russia PJSC (Russia)*^	83,328	—
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)	40,600	39,973
Shinhan Financial Group Co. Ltd. (South Korea)	28,797	668,930
Signature Bank	605	91,355
Simmons First National Corp. (Class A Stock)	15,800	344,282
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	106,379	1,013,872
SouthState Corp.	8,900	704,168
SpareBank 1 Nord Norge (Norway)	161,350	1,209,479
SpareBank 1 SMN (Norway)	155,181	1,583,523
SVB Financial Group*	215	72,193
Swedbank AB (Sweden) (Class A Stock)	66,222	869,214
Synovus Financial Corp.	1,535	57,578
Towne Bank	24,200	649,286
Truist Financial Corp.(a)	704,043	30,654,032
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	1,575,624	634,531
U.S. Bancorp	24,700	995,904
Umpqua Holdings Corp.	2,325	39,734
Valiant Holding AG (Switzerland)	7,353	696,808
Valley National Bancorp	134,600	1,453,680
Virgin Money UK PLC (United Kingdom)	95,718	131,317
Webster Financial Corp.	1,872	84,614
Wells Fargo & Co.	712,705	28,664,995
WesBanco, Inc.	35,500	1,184,635
Western Alliance Bancorp	470	30,898
Wintrust Financial Corp.	17,917	1,461,131
Woori Financial Group, Inc. (South Korea)	530,899	3,939,901
Zions Bancorp NA	1,595	81,122
		313,330,044
Beverages — 0.9%
Arca Continental SAB de CV (Mexico)	3,300	23,761
Boston Beer Co., Inc. (The) (Class A Stock)*	15	4,855
Brown-Forman Corp. (Class A Stock)	250	16,890
Brown-Forman Corp. (Class B Stock)	810	53,922
Coca-Cola Co. (The)	456,705	25,584,614

A3

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Coca-Cola Consolidated, Inc.	1,500	$617,595
Constellation Brands, Inc. (Class A Stock)	7,789	1,788,978
Diageo PLC (United Kingdom)	11,180	470,606
Heineken Holding NV (Netherlands)	5,310	363,515
Heineken NV (Netherlands)	18,570	1,621,738
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	400	8,849
Keurig Dr. Pepper, Inc.	59,437	2,129,033
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	200	52,280
Luzhou Laojiao Co. Ltd. (China) (Class A Stock)	500	16,135
Molson Coors Beverage Co. (Class B Stock)	1,875	89,981
Monster Beverage Corp.*	290	25,218
National Beverage Corp.	16,300	628,202
PepsiCo, Inc.	286,087	46,706,564
Pernod Ricard SA (France)	29,336	5,381,810
Primo Water Corp.	13,000	163,150
Remy Cointreau SA (France)	17,535	2,909,907
		88,657,603
Biotechnology — 1.5%
3SBio, Inc. (China), 144A	194,000	137,443
AbbVie, Inc.	248,806	33,392,253
ACADIA Pharmaceuticals, Inc.*	7,500	122,700
Agenus, Inc.*	350,800	719,140
Alkermes PLC*	33,000	736,890
ALX Oncology Holdings, Inc.*	10,800	103,356
Amgen, Inc.	32,534	7,333,164
Amicus Therapeutics, Inc.*	73,900	771,516
Anavex Life Sciences Corp.*(a)	22,400	231,168
Apellis Pharmaceuticals, Inc.*	12,555	857,506
Arbutus Biopharma Corp.*(a)	176,500	337,115
Arcutis Biotherapeutics, Inc.*	6,655	127,177
Argenx SE (Netherlands), ADR*	12,497	4,412,066
Avid Bioservices, Inc.*(a)	15,919	304,371
Biogen, Inc.*	1,547	413,049
BioMarin Pharmaceutical, Inc.*	1,975	167,421
Catalyst Pharmaceuticals, Inc.*	250,500	3,213,915
Celldex Therapeutics, Inc.*	6,922	194,577
Cerevel Therapeutics Holdings, Inc.*	7,600	214,776
Chongqing Zhifei Biological Products Co. Ltd. (China) (Class A Stock)	600	7,240
Daan Gene Co. Ltd. (China) (Class A Stock)	22,700	52,615
Eagle Pharmaceuticals, Inc.*(a)	12,900	340,818
Eiger BioPharmaceuticals, Inc.*	35,400	266,562
Emergent BioSolutions, Inc.*	55,900	1,173,341
Exact Sciences Corp.*	1,537	49,937
Exelixis, Inc.*	465	7,291
Forma Therapeutics Holdings, Inc.*	35,800	714,210
Geron Corp.*(a)	123,900	289,926
Gilead Sciences, Inc.	261,075	16,105,717
Horizon Therapeutics PLC*	142,329	8,808,742
ImmunoGen, Inc.*	232,174	1,109,792
Immunovant, Inc.*	39,100	218,178
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Incyte Corp.*	290	$19,326
Insmed, Inc.*(a)	91,100	1,962,294
Ionis Pharmaceuticals, Inc.*	150	6,634
IVERIC bio, Inc.*	15,800	283,452
Karyopharm Therapeutics, Inc.*	20,000	109,200
Keros Therapeutics, Inc.*	4,200	158,004
Kiniksa Pharmaceuticals Ltd. (Class A Stock)*	14,300	183,612
Kodiak Sciences, Inc.*(a)	39,900	308,826
Lexicon Pharmaceuticals, Inc.*	79,600	191,040
MacroGenics, Inc.*	43,400	150,164
Mersana Therapeutics, Inc.*	31,300	211,588
MiMedx Group, Inc.*	181,900	522,053
Mirati Therapeutics, Inc.*	435	30,380
Mirum Pharmaceuticals, Inc.*	25,700	539,957
Moderna, Inc.*	88,570	10,473,402
Natera, Inc.*	70	3,067
Organogenesis Holdings, Inc.*(a)	149,800	485,352
PTC Therapeutics, Inc.*	31,600	1,586,320
Regeneron Pharmaceuticals, Inc.*	3,830	2,638,372
Rigel Pharmaceuticals, Inc.*	133,300	157,294
Sage Therapeutics, Inc.*	18,800	736,208
Seres Therapeutics, Inc.*	27,700	177,834
Swedish Orphan Biovitrum AB (Sweden)*	13,618	263,194
Syndax Pharmaceuticals, Inc.*	7,056	169,556
Travere Therapeutics, Inc.*	9,600	236,544
Ultragenyx Pharmaceutical, Inc.*	170	7,040
United Therapeutics Corp.*	42,278	8,852,168
Vanda Pharmaceuticals, Inc.*	113,000	1,116,440
Veracyte, Inc.*(a)	74,100	1,230,060
Vertex Pharmaceuticals, Inc.*	96,662	27,987,515
Vir Biotechnology, Inc.*	24,900	480,072
Zhejiang Orient Gene Biotech Co. Ltd. (China) (Class A Stock)	2,914	30,654
		144,241,594
Building Products — 0.3%
A.O. Smith Corp.	1,070	51,981
Advanced Drainage Systems, Inc.	31,000	3,855,470
AGC, Inc. (Japan)	12,800	398,488
Allegion PLC	204	18,295
Armstrong World Industries, Inc.	5,154	408,351
Assa Abloy AB (Sweden) (Class B Stock)	72,003	1,349,052
AZEK Co., Inc. (The)*	1,210	20,110
Builders FirstSource, Inc.*	47,555	2,801,941
Bunka Shutter Co. Ltd. (Japan)	307,700	2,179,747
Carlisle Cos., Inc.	81	22,713
Carrier Global Corp.	9,020	320,751
Cie de Saint-Gobain (France)	217,148	7,764,260
Fletcher Building Ltd. (New Zealand)	156,174	423,051
Fortune Brands Home & Security, Inc.	940	50,469
Griffon Corp.	44,800	1,322,496
Hayward Holdings, Inc.*	775	6,874
Insteel Industries, Inc.	7,900	209,587
Inwido AB (Sweden)	90,852	714,462
Johnson Controls International PLC	90,307	4,444,911

A4

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Lennox International, Inc.	317	$70,586
Masco Corp.	2,290	106,920
Masonite International Corp.*	2,800	199,612
Nibe Industrier AB (Sweden) (Class B Stock)	80,930	721,914
Nichiha Corp. (Japan)	31,600	599,120
Owens Corning	1,040	81,754
Resideo Technologies, Inc.*	39,300	749,058
Sanwa Holdings Corp. (Japan)	20,500	176,068
Trane Technologies PLC	1,035	149,878
UFP Industries, Inc.	56,400	4,069,824
Uponor OYJ (Finland)	20,351	267,442
Zehnder Group AG (Switzerland)	6,597	333,709
Zurn Elkay Water Solutions Corp.	23,237	569,307
		34,458,201
Capital Markets — 1.7%
3i Group PLC (United Kingdom)	140,124	1,682,530
Affiliated Managers Group, Inc.	407	45,523
Ameriprise Financial, Inc.	30,215	7,612,669
Anima Holding SpA (Italy), 144A	178,500	506,658
AssetMark Financial Holdings, Inc.*	12,322	225,369
ASX Ltd. (Australia)	13,761	633,326
Azimut Holding SpA (Italy)	176,265	2,514,119
B3 SA - Brasil Bolsa Balcao (Brazil)	442,356	1,078,347
Bank of New York Mellon Corp. (The)	217,070	8,361,537
BGC Partners, Inc. (Class A Stock)	123,000	386,220
BlackRock, Inc.	1,590	874,945
Blackstone, Inc.(a)	105,327	8,815,870
Bridge Investment Group Holdings, Inc. (Class A Stock)	23,182	336,139
Brightsphere Investment Group, Inc.	10,187	151,888
Carlyle Group, Inc. (The)	2,225	57,494
Cboe Global Markets, Inc.	1,103	129,459
Charles Schwab Corp. (The)	228,350	16,411,515
China Galaxy Securities Co. Ltd. (China) (Class H Stock)	233,500	107,576
CME Group, Inc.	37,707	6,679,041
Coinbase Global, Inc. (Class A Stock)*(a)	1,690	108,988
Deutsche Bank AG (Germany)	550,188	4,073,582
Deutsche Boerse AG (Germany)	13,775	2,258,091
East Money Information Co. Ltd. (China) (Class A Stock)	436,586	1,072,431
Evercore, Inc. (Class A Stock)	392	32,242
FactSet Research Systems, Inc.	3,951	1,580,835
Focus Financial Partners, Inc. (Class A Stock)*	3,904	123,015
Franklin Resources, Inc.	3,060	65,851
Goldman Sachs Group, Inc. (The)	127,068	37,237,278
Hargreaves Lansdown PLC (United Kingdom)	22,132	211,959
IG Group Holdings PLC (United Kingdom)	155,206	1,315,335
Interactive Brokers Group, Inc. (Class A Stock)	980	62,632
Intercontinental Exchange, Inc.	24,812	2,241,764
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Intermediate Capital Group PLC (United Kingdom)	27,081	$292,137
Invesco Ltd.	4,010	54,937
Investec PLC (United Kingdom)	286,537	1,153,152
JAFCO Group Co. Ltd. (Japan)	23,100	340,151
Janus Henderson Group PLC	1,465	29,754
Jefferies Financial Group, Inc.	2,180	64,310
Julius Baer Group Ltd. (Switzerland)	19,110	833,943
KKR & Co., Inc.	88,466	3,804,038
Korea Investment Holdings Co. Ltd. (South Korea)	27,720	910,825
Lazard Ltd. (Class A Stock)(a)	49,994	1,591,309
Macquarie Group Ltd. (Australia)	43,536	4,247,382
Man Group PLC (United Kingdom)	1,126,536	2,789,390
Meritz Securities Co. Ltd. (South Korea)	420,108	1,068,791
Mirae Asset Securities Co. Ltd. (South Korea)	486,265	2,012,976
Moody’s Corp.	85	20,664
Morgan Stanley	64,445	5,091,800
Morningstar, Inc.	12,229	2,596,461
MSCI, Inc.	7,295	3,076,958
Nasdaq, Inc.	50,083	2,838,705
NH Investment & Securities Co. Ltd. (South Korea)	74,697	466,274
Northern Trust Corp.	2,204	188,574
Open Lending Corp. (Class A Stock)*	10,935	87,918
Partners Group Holding AG (Switzerland)	2,148	1,728,677
Piper Sandler Cos.(a)	7,200	754,128
Raymond James Financial, Inc.	1,887	186,473
Robinhood Markets, Inc. (Class A Stock)*	6,035	60,954
S&P Global, Inc.	17,696	5,403,474
Samsung Securities Co. Ltd. (South Korea)	38,488	819,319
Schroders PLC (United Kingdom)	48,543	208,653
SEI Investments Co.	1,105	54,200
Singapore Exchange Ltd. (Singapore)	187,600	1,230,727
State Street Corp.	79,230	4,817,976
Stifel Financial Corp.	1,110	57,620
T. Rowe Price Group, Inc.(a)	2,367	248,559
Tradeweb Markets, Inc. (Class A Stock)	470	26,517
UBS Group AG (Switzerland)	659,237	9,564,187
Value Partners Group Ltd. (Hong Kong)	774,000	182,917
Virtu Financial, Inc. (Class A Stock)	42,895	890,929
Virtus Investment Partners, Inc.	5,100	813,552
		167,603,539
Chemicals — 0.9%
AdvanSix, Inc.	47,600	1,527,960
Air Products & Chemicals, Inc.	2,339	544,355
Albemarle Corp.	24,493	6,476,929
Ashland, Inc.	530	50,334
Asian Paints Ltd. (India)	11,758	480,686
Avient Corp.	18,809	569,913
Axalta Coating Systems Ltd.*	1,830	38,540

A5

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Cabot Corp.	13,200	$843,348
Celanese Corp.	45,553	4,115,258
CF Industries Holdings, Inc.	16,841	1,620,946
Chemours Co. (The)	101,165	2,493,717
Corteva, Inc.	7,760	443,484
Dow, Inc.	135,822	5,966,660
DuPont de Nemours, Inc.	58,408	2,943,763
Eastman Chemical Co.	1,312	93,218
Ecolab, Inc.	299	43,182
Ecovyst, Inc.*	102,500	865,100
Element Solutions, Inc.	2,455	39,943
Elkem ASA (Norway), 144A*	167,239	537,449
FMC Corp.	866	91,536
Fujimi, Inc. (Japan)	9,600	400,734
Ginkgo Bioworks Holdings, Inc.*(a)	7,005	21,856
Hubei Xingfa Chemicals Group Co. Ltd. (China) (Class A Stock)	11,100	51,601
Huntsman Corp.	2,055	50,430
ICL Group Ltd. (Israel)	48,600	389,502
Incitec Pivot Ltd. (Australia)	127,998	291,051
Ingevity Corp.*	7,900	478,977
International Flavors & Fragrances, Inc.	2,728	247,784
K+S AG (Germany)	228,702	4,330,929
Kumho Petrochemical Co. Ltd. (South Korea)	137	10,969
Linde PLC (United Kingdom)	50,269	13,552,020
Livent Corp.*(a)	56,300	1,725,595
Luxi Chemical Group Co. Ltd. (China) (Class A Stock)	24,900	45,010
LyondellBasell Industries NV (Class A Stock)	164,752	12,402,531
Mativ Holdings, Inc.	5,500	121,440
Minerals Technologies, Inc.	5,300	261,873
Mitsubishi Gas Chemical Co., Inc. (Japan)	11,300	148,582
Mitsui Chemicals, Inc. (Japan)	130,800	2,549,528
Mosaic Co. (The)(a)	43,040	2,080,123
NewMarket Corp.	62	18,651
OCI NV (Netherlands)	35,925	1,315,271
Olin Corp.	1,425	61,104
Orbia Advance Corp. SAB de CV (Mexico)	8,000	13,466
Orion Engineered Carbons SA (Germany)	6,400	85,440
Petronas Chemicals Group Bhd (Malaysia)	81,300	146,208
PhosAgro PJSC (Russia)^	14,357	—
PhosAgro PJSC (Russia), GDR (MOEX)^	276	—
PhosAgro PJSC (Russia), GDR (XLON)^	3	—
PPG Industries, Inc.	1,180	130,614
PTT Global Chemical PCL (Thailand)	74,400	81,418
RPM International, Inc.	1,295	107,886
SABIC Agri-Nutrients Co. (Saudi Arabia)	1,575	65,425
Sahara International Petrochemical Co. (Saudi Arabia)	2,700	29,524
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Sasol Ltd. (South Africa)	36,978	$578,399
Saudi Basic Industries Corp. (Saudi Arabia)	15,554	363,993
Scotts Miracle-Gro Co. (The)	255	10,901
Shin-Etsu Chemical Co. Ltd. (Japan)	27,900	2,760,895
Showa Denko KK (Japan)	32,500	461,956
Solvay SA (Belgium)	6,020	466,081
SRF Ltd. (India)	732	22,348
Sumitomo Chemical Co. Ltd. (Japan)	275,800	948,641
Symrise AG (Germany)	27,572	2,688,612
Tosoh Corp. (Japan)	497,900	5,549,277
Tronox Holdings PLC (Class A Stock)	20,500	251,125
UPL Ltd. (India)	3,861	31,672
Valhi, Inc.	9,100	228,956
Wacker Chemie AG (Germany)	19,492	2,003,896
Westlake Corp.	16,585	1,440,905
Yara International ASA (Brazil)	29,162	1,023,445
		89,832,965
Commercial Services & Supplies — 0.2%
ACCO Brands Corp.	16,500	80,851
Brambles Ltd. (Australia)	104,436	763,996
Cintas Corp.	58	22,515
Clean Harbors, Inc.*	520	57,190
CoreCivic, Inc.*	11,300	99,892
Deluxe Corp.	12,800	213,120
Driven Brands Holdings, Inc.*	585	16,368
GEO Group, Inc. (The)*(a)	79,195	609,801
GFL Environmental, Inc. (Canada)(a)	28,788	728,049
Harsco Corp.*(a)	99,963	373,862
IAA, Inc.*	215	6,848
Indian Railway Catering & Tourism Corp. Ltd. (India)	1,411	12,119
ISS A/S (Denmark)*	11,304	174,265
Matthews International Corp. (Class A Stock)	4,300	96,363
MSA Safety, Inc.	219	23,932
Pilot Corp. (Japan)	3,000	113,424
Republic Services, Inc.	2,033	276,569
Rollins, Inc.	215	7,456
Securitas AB (Sweden) (Class B Stock)	26,150	181,534
Serco Group PLC (United Kingdom)	120,330	208,715
SP Plus Corp.*	19,000	595,080
Stericycle, Inc.*	1,000	42,110
Tetra Tech, Inc.	320	41,130
TOPPAN, Inc. (Japan)	19,600	291,963
Waste Management, Inc.	100,374	16,080,919
		21,118,071
Communications Equipment — 0.6%
Accton Technology Corp. (Taiwan)	19,000	162,060
Arista Networks, Inc.*	108,173	12,211,650
Calix, Inc.*	46,700	2,855,238
Ciena Corp.*	1,600	64,688
Cisco Systems, Inc.	712,183	28,487,320
F5, Inc.*	624	90,312
Juniper Networks, Inc.	3,430	89,592
Lumentum Holdings, Inc.*	730	50,056

A6

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Communications Equipment (cont’d.)
Motorola Solutions, Inc.	1,732	$387,916
NetScout Systems, Inc.*	48,400	1,515,888
Nokia OYJ (Finland)	1,763,367	7,570,242
Spirent Communications PLC (United Kingdom)	380,342	1,106,334
Ubiquiti, Inc.	45	13,210
Viasat, Inc.*	770	23,277
ZTE Corp. (China) (Class H Stock)	4,600	8,215
		54,635,998
Construction & Engineering — 0.1%
AECOM	16,825	1,150,325
API Group Corp.*	31,500	418,005
Arcosa, Inc.	4,700	268,746
China Railway Group Ltd. (China) (Class H Stock)	31,000	15,224
Comfort Systems USA, Inc.	3,500	340,655
Dycom Industries, Inc.*	5,000	477,650
Eiffage SA (France)	37,100	2,975,162
EMCOR Group, Inc.	17,900	2,067,092
Great Lakes Dredge & Dock Corp.*	52,268	396,191
JGC Holdings Corp. (Japan)	14,400	178,659
Maire Tecnimont SpA (Italy)(a)	285,194	668,234
MasTec, Inc.*	630	40,005
MDU Resources Group, Inc.	2,170	59,350
Metallurgical Corp. of China Ltd. (China) (Class A Stock)	110,801	46,199
Primoris Services Corp.	10,100	164,125
Quanta Services, Inc.	4,603	586,376
Samsung Engineering Co. Ltd. (South Korea)*	922	14,514
Sterling Infrastructure, Inc.*	15,300	328,491
Valmont Industries, Inc.	180	48,352
Vinci SA (France)	35,436	2,865,383
WillScot Mobile Mini Holdings Corp.*	23,143	933,357
		14,042,095
Construction Materials — 0.1%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (China) (Class A Stock)	144,978	534,399
Buzzi Unicem SpA (Italy)	5,765	81,552
Eagle Materials, Inc.	88,457	9,480,821
Grasim Industries Ltd. (India)	1,638	33,540
James Hardie Industries PLC, CDI	23,064	453,036
Martin Marietta Materials, Inc.	592	190,677
Summit Materials, Inc. (Class A Stock)*(a)	57,499	1,377,676
Vulcan Materials Co.	714	112,605
Wienerberger AG (Austria)	8,136	163,304
		12,427,610
Consumer Finance — 0.3%
360 DigiTech, Inc. (China), ADR	600	7,692
Ally Financial, Inc.	3,305	91,978
American Express Co.	6,010	810,809
Atlanticus Holdings Corp.*	3,200	83,936
	Shares	Value
Common Stocks (continued)
Consumer Finance (cont’d.)
Bajaj Finance Ltd. (India)	9,683	$865,157
Bread Financial Holdings, Inc.	15,800	496,910
Capital One Financial Corp.	151,179	13,934,169
Cholamandalam Investment & Finance Co. Ltd. (India)	2,418	21,607
Credit Acceptance Corp.*	61	26,718
Discover Financial Services	2,920	265,486
Enova International, Inc.*	38,400	1,123,968
LendingClub Corp.*	41,600	459,680
Navient Corp.(a)	60,300	885,807
OneMain Holdings, Inc.	1,280	37,786
Oportun Financial Corp.*	21,800	95,266
SBI Cards & Payment Services Ltd. (India)	1,408	15,707
SLM Corp.	530,962	7,428,158
SoFi Technologies, Inc.*(a)	8,550	41,724
Synchrony Financial	219,945	6,200,250
Upstart Holdings, Inc.*	610	12,682
		32,905,490
Containers & Packaging — 0.3%
Amcor PLC	16,075	172,485
AptarGroup, Inc.	687	65,286
Ardagh Group SA*^	250	—
Ardagh Metal Packaging SA	1,200	5,808
Avery Dennison Corp.	317	51,576
Ball Corp.	1,990	96,157
Berry Global Group, Inc.*	65,740	3,058,882
BillerudKorsnas AB (Sweden)	15,600	183,148
Crown Holdings, Inc.	63,226	5,123,203
Graphic Packaging Holding Co.	790	15,595
Greif, Inc. (Class A Stock)(a)	21,600	1,286,712
International Paper Co.	134,175	4,253,347
Klabin SA (Brazil), UTS	231,000	778,514
O-I Glass, Inc.*	16,100	208,495
Packaging Corp. of America(a)	962	108,023
Pactiv Evergreen, Inc.	31,700	276,741
Silgan Holdings, Inc.	915	38,467
Sonoco Products Co.	1,070	60,701
Westrock Co.	335,820	10,373,480
		26,156,620
Distributors — 0.0%
Arata Corp. (Japan)	14,400	408,714
D’ieteren Group (Belgium)	1,860	262,075
Funko, Inc. (Class A Stock)*	4,700	95,034
Genuine Parts Co.	1,338	199,790
Inchcape PLC (United Kingdom)	100,055	757,618
LKQ Corp.	2,750	129,662
		1,852,893
Diversified Consumer Services — 0.0%
ADT, Inc.	2,195	16,440
Bright Horizons Family Solutions, Inc.*	436	25,135
G8 Education Ltd. (Australia)	612,316	375,825
Grand Canyon Education, Inc.*	375	30,844
H&R Block, Inc.	290	12,337

A7

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services (cont’d.)
Laureate Education, Inc. (Class A Stock)	78,000	$822,900
Mister Car Wash, Inc.*	110	944
New Oriental Education & Technology Group, Inc. (China), ADR*	5,450	130,636
PowerSchool Holdings, Inc. (Class A Stock)*	9,700	161,893
Service Corp. International	1,655	95,560
TAL Education Group (China), ADR*	2,400	11,856
Terminix Global Holdings, Inc.*	1,305	49,968
Universal Technical Institute, Inc.*	63,200	343,808
		2,078,146
Diversified Financial Services — 0.5%
A-Mark Precious Metals, Inc.(a)	7,900	224,281
Apollo Global Management, Inc.	28,056	1,304,604
Bajaj Finserv Ltd. (India)	2,250	46,005
Banca IFIS SpA (Italy)	10,810	119,364
Berkshire Hathaway, Inc. (Class B Stock)*	154,703	41,308,795
Cannae Holdings, Inc.*	15,700	324,362
Equitable Holdings, Inc.	4,010	105,664
Eurazeo SE (France)	2,880	150,282
Grupo de Inversiones Suramericana SA (Colombia)	11,441	93,067
Housing Development Finance Corp. Ltd. (India)	1,956	54,571
Industrivarden AB (Sweden) (Class A Stock)	18,222	367,039
Investor AB (Sweden) (Class A Stock)	40,616	622,381
Jackson Financial, Inc. (Class A Stock)(a)	22,500	624,375
Meritz Financial Group, Inc. (South Korea)	46,726	674,060
ORIX Corp. (Japan)	579,400	8,116,846
Voya Financial, Inc.	1,045	63,223
		54,198,919
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	1,580,734	24,248,459
ATN International, Inc.(a)	3,000	115,710
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	1,598,376	2,612,853
China Tower Corp. Ltd. (China) (Class H Stock), 144A	2,372,000	253,429
Chunghwa Telecom Co. Ltd. (Taiwan)	21,000	75,162
Deutsche Telekom AG (Germany)	359,015	6,111,036
Frontier Communications Parent, Inc.*(a)	2,630	61,621
Hellenic Telecommunications Organization SA (Greece)	95,033	1,379,936
Koninklijke KPN NV (Netherlands)	674,368	1,825,087
Liberty Latin America Ltd. (Chile) (Class A Stock)*	85,100	526,769
Liberty Latin America Ltd. (Chile) (Class C Stock)*	192,300	1,182,645
Lumen Technologies, Inc.	11,025	80,262
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Nippon Telegraph & Telephone Corp. (Japan)	18,400	$496,291
Ooredoo QPSC (Qatar)	59,955	146,113
Saudi Telecom Co. (Saudi Arabia)	8,680	90,362
Spark New Zealand Ltd. (New Zealand)	322,760	903,003
Telefonica Deutschland Holding AG (Germany)	656,510	1,327,345
Telekom Austria AG (Austria)*	43,113	248,927
Telekom Malaysia Bhd (Malaysia)	25,500	29,997
Telenor ASA (Norway)	29,227	267,489
Verizon Communications, Inc.	454,080	17,241,418
		59,223,914
Electric Utilities — 0.8%
ALLETE, Inc.	16,200	810,810
Alliant Energy Corp.	2,685	142,278
American Electric Power Co., Inc.	43,480	3,758,846
Avangrid, Inc.(a)	141,750	5,910,975
Centrais Eletricas Brasileiras SA (Brazil)	15,724	125,574
CEZ A/S (Czech Republic)	17,080	585,493
CK Infrastructure Holdings Ltd. (Hong Kong)	42,000	214,214
Constellation Energy Corp.	3,499	291,082
CPFL Energia SA (Brazil)	17,100	107,019
Duke Energy Corp.	13,950	1,297,629
Edison International(a)	216,930	12,273,900
Endesa SA (Spain)	206,432	3,100,518
Enel SpA (Italy)	877,091	3,597,148
Energisa SA (Brazil), UTS	61,000	474,715
Entergy Corp.	2,145	215,851
Evergy, Inc.	2,380	141,372
Eversource Energy	3,690	287,673
Exelon Corp.	354,780	13,290,059
FirstEnergy Corp.	153,320	5,672,840
Hawaiian Electric Industries, Inc.	1,205	41,765
Iberdrola SA (Spain)	457,991	4,270,392
IDACORP, Inc.	519	51,386
Inter RAO UES PJSC (Russia)^	2,620,300	4
NextEra Energy, Inc.	120,587	9,455,227
NRG Energy, Inc.(a)	47,030	1,799,838
OGE Energy Corp.	2,140	78,024
Otter Tail Corp.(a)	14,400	885,888
PG&E Corp.*	16,535	206,688
PGE Polska Grupa Energetyczna SA (Poland)*	282,606	355,519
Pinnacle West Capital Corp.	1,210	78,057
PNM Resources, Inc.	2,771	126,718
Power Grid Corp. of India Ltd. (India)	18,401	47,778
PPL Corp.	109,095	2,765,558
Red Electrica Corp. SA (Spain)	29,405	451,237
Saudi Electricity Co. (Saudi Arabia)	5,934	38,416
Southern Co. (The)	11,310	769,080
SSE PLC (United Kingdom)	489,420	8,264,346
Terna - Rete Elettrica Nazionale (Italy)	99,891	608,389

A8

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.	5,840	$373,760
		82,966,066
Electrical Equipment — 0.4%
Acuity Brands, Inc.	338	53,225
AMETEK, Inc.	47,634	5,402,172
Atkore, Inc.*	93,800	7,298,578
AZZ, Inc.	13,200	481,932
Beijing Easpring Material Technology Co. Ltd. (China) (Class A Stock)	2,600	23,886
Bloom Energy Corp. (Class A Stock)*(a)	17,000	339,830
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	7,374	412,383
Eaton Corp. PLC	4,243	565,846
Ecopro BM Co. Ltd. (South Korea)	280	16,939
Emerson Electric Co.	56,010	4,101,052
Encore Wire Corp.(a)	38,700	4,471,398
Enovix Corp.*	15,800	289,693
Fujikura Ltd. (Japan)	793,500	4,732,755
Hubbell, Inc.	37,644	8,394,612
LG Energy Solution Ltd. (South Korea)*	1,322	389,803
nVent Electric PLC	1,775	56,108
Plug Power, Inc.*(a)	2,805	58,933
Regal Rexnord Corp.	3,442	483,119
Rockwell Automation, Inc.	378	81,312
Sensata Technologies Holding PLC(a)	1,645	61,326
Signify NV, 144A	36,056	927,987
Sunrun, Inc.*	2,205	60,836
Suzhou Maxwell Technologies Co. Ltd. (China) (Class A Stock)	7,077	479,129
TBEA Co. Ltd. (China) (Class A Stock)	15,400	46,439
Vertiv Holdings Co.	2,810	27,313
		39,256,606
Electronic Equipment, Instruments & Components — 0.4%
ALSO Holding AG (Switzerland)*	7,597	1,125,648
Amphenol Corp. (Class A Stock)	7,335	491,152
Arrow Electronics, Inc.*	653	60,200
AUO Corp. (Taiwan)	1,056,000	416,747
Avnet, Inc.	1,010	36,481
Belden, Inc.	17,400	1,044,348
CDW Corp.	7,100	1,108,168
Citizen Watch Co. Ltd. (Japan)	218,800	913,079
Cognex Corp.	55	2,280
Coherent Corp.*	1,199	41,785
CONEXIO Corp. (Japan)	26,200	215,125
Corning, Inc.	277,412	8,050,496
CTS Corp.	6,400	266,560
Daiwabo Holdings Co. Ltd. (Japan)	40,700	524,775
Delta Electronics, Inc. (Taiwan)	10,000	79,431
Dexerials Corp. (Japan)	160,400	3,590,938
E Ink Holdings, Inc. (Taiwan)	4,000	26,408
ePlus, Inc.*	10,300	427,862
Esprinet SpA (Italy)	111,076	673,384
Fabrinet (Thailand)*(a)	5,400	515,430
Foxconn Technology Co. Ltd. (Taiwan)	266,000	382,725
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Hamamatsu Photonics KK (Japan)	63,800	$2,734,613
Hon Hai Precision Industry Co. Ltd. (Taiwan)	132,000	422,679
Horiba Ltd. (Japan)	13,000	504,217
Hosiden Corp. (Japan)	65,500	669,161
Insight Enterprises, Inc.*	1,200	98,892
IPG Photonics Corp.*	394	33,234
Jabil, Inc.	285	16,447
Keyence Corp. (Japan)	8,089	2,673,904
Keysight Technologies, Inc.*	26,723	4,205,131
L&F Co. Ltd. (South Korea)*	139	16,903
LG Innotek Co. Ltd. (South Korea)	1,075	202,622
Littelfuse, Inc.	16,438	3,266,066
Luxshare Precision Industry Co. Ltd. (China) (Class A Stock)	2,600	10,652
Macnica Fuji Electronics Holdings, Inc. (Japan)	22,100	414,337
Nan Ya Printed Circuit Board Corp. (Taiwan)	1,000	5,878
National Instruments Corp.	1,265	47,741
Nippon Signal Co. Ltd. (Japan)	35,600	233,161
Nissha Co. Ltd. (Japan)	26,000	306,492
Samsung SDI Co. Ltd. (South Korea)	1,741	654,866
Sanmina Corp.*	35,400	1,631,232
ScanSource, Inc.*	28,500	752,685
Sensirion Holding AG (Switzerland), 144A*	3,756	305,773
Synnex Technology International Corp. (Taiwan)	338,000	559,915
TD SYNNEX Corp.(a)	483	39,215
TDK Corp. (Japan)	32,400	1,000,200
Teledyne Technologies, Inc.*	495	167,048
Trimble, Inc.*	2,675	145,172
TTM Technologies, Inc.*	17,700	233,286
Unimicron Technology Corp. (Taiwan)	61,000	223,303
Venture Corp. Ltd. (Singapore)	19,000	215,896
Vontier Corp.	675	11,279
WPG Holdings Ltd. (Taiwan)	325,000	474,653
Zebra Technologies Corp. (Class A Stock)*	320	83,843
Zhen Ding Technology Holding Ltd. (Taiwan)	153,000	507,314
		42,860,832
Energy Equipment & Services — 0.2%
Baker Hughes Co.(a)	10,140	212,534
Bristow Group, Inc.*	19,800	465,102
Halliburton Co.	277,770	6,838,697
Liberty Energy, Inc. (Class A Stock)*(a)	67,800	859,704
Nabors Industries Ltd.*	2,400	243,480
Newpark Resources, Inc.*	42,500	107,100
NOV, Inc.	4,205	68,037
Patterson-UTI Energy, Inc.	20,110	234,885
ProPetro Holding Corp.*(a)	348,800	2,807,840
RPC, Inc.(a)	41,600	288,288
Schlumberger NV	223,522	8,024,440
Select Energy Services, Inc. (Class A Stock)*	28,000	195,160

A9

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (cont’d.)
Solaris Oilfield Infrastructure, Inc. (Class A Stock)	38,900	$364,104
TETRA Technologies, Inc.*	206,000	739,540
U.S. Silica Holdings, Inc.*	23,900	261,705
		21,710,616
Entertainment — 0.5%
37 Interactive Entertainment Network Technology Group Co. Ltd. (China) (Class A Stock)	17,600	42,771
Activision Blizzard, Inc.	78,565	5,840,522
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	5,560	38,753
Capcom Co. Ltd. (Japan)	17,600	443,123
Electronic Arts, Inc.	12,552	1,452,392
GungHo Online Entertainment, Inc. (Japan)	134,900	2,072,279
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	230	12,080
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	1,910	111,735
Lions Gate Entertainment Corp. (Class A Stock)*(a)	53,800	399,734
Lions Gate Entertainment Corp. (Class B Stock)*(a)	92,100	640,095
Live Nation Entertainment, Inc.*	20,320	1,545,133
Madison Square Garden Sports Corp.*	99	13,529
Marcus Corp. (The)(a)	37,800	525,042
Mixi, Inc. (Japan)	11,200	177,787
NetEase, Inc. (China), ADR(a)	5,000	378,000
Netflix, Inc.*	15,170	3,571,625
Nintendo Co. Ltd. (Japan)	88,100	3,553,452
ROBLOX Corp. (Class A Stock)*(a)	53,797	1,928,084
Roku, Inc.*	945	53,298
Sea Ltd. (Singapore), ADR*(a)	4,637	259,904
Spotify Technology SA*	24,500	2,114,350
Take-Two Interactive Software, Inc.*	285	31,065
Tencent Music Entertainment Group (China), ADR*	4,400	17,864
Toho Co. Ltd. (Japan)	7,800	283,629
Walt Disney Co. (The)*	257,309	24,271,958
Warner Bros. Discovery, Inc.*(a)	6,738	77,487
		49,855,691
Equity Real Estate Investment Trusts (REITs) — 1.9%
Acadia Realty Trust	43,000	542,660
Advance Residence Investment Corp. (Japan)	118	289,436
Aedifica SA (Belgium)	4,071	313,791
Agree Realty Corp.(a)	13,929	941,322
Alexandria Real Estate Equities, Inc.	33,642	4,716,272
American Assets Trust, Inc.	11,400	293,208
American Homes 4 Rent (Class A Stock)	24,654	808,898
American Tower Corp.	29,512	6,336,226
Americold Realty Trust, Inc.	143,276	3,524,590
Apartment Income REIT Corp.	1,520	58,702
Apple Hospitality REIT, Inc.	301,500	4,239,090
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Armada Hoffler Properties, Inc.	8,100	$84,078
AvalonBay Communities, Inc.	9,864	1,816,850
Big Yellow Group PLC (United Kingdom)	35,237	417,018
Boardwalk Real Estate Investment Trust (Canada)	5,733	191,992
Boston Properties, Inc.	3,708	277,989
Braemar Hotels & Resorts, Inc.(a)	101,800	437,740
British Land Co. PLC (The) (United Kingdom)	33,715	130,590
Brixmor Property Group, Inc.	23,026	425,290
Camden Property Trust	16,932	2,022,527
CapitaLand Ascendas REIT (Singapore)	345,839	645,109
CapitaLand Integrated Commercial Trust (Singapore)	220,036	292,688
Charter Hall Group (Australia)	208,328	1,536,303
Chatham Lodging Trust*	35,200	347,424
City Office REIT, Inc.	41,000	408,770
Cofinimmo SA (Belgium)	1,159	96,253
Community Healthcare Trust, Inc.	15,698	514,109
Cousins Properties, Inc.(a)	75,356	1,759,563
Covivio (France)	11,275	543,158
CubeSmart	22,010	881,721
Daiwa House REIT Investment Corp. (Japan)	150	313,273
Dexus (Australia)	86,082	428,220
DiamondRock Hospitality Co.	623,500	4,682,485
Digital Core REIT Management Pte Ltd. (Singapore)	167,900	116,945
Digital Realty Trust, Inc.(a)	16,250	1,611,675
Diversified Healthcare Trust	531,000	525,743
Douglas Emmett, Inc.(a)	35,510	636,694
Duke Realty Corp.	7,174	345,787
EastGroup Properties, Inc.	420	60,623
EPR Properties(a)	28,005	1,004,259
Equinix, Inc.	18,504	10,525,815
Equity LifeStyle Properties, Inc.	15,710	987,216
Equity Residential	47,056	3,163,104
Essential Properties Realty Trust, Inc.	29,972	582,955
Essex Property Trust, Inc.	8,315	2,014,142
Extra Space Storage, Inc.	2,592	447,664
Federal Realty Investment Trust	891	80,297
First Industrial Realty Trust, Inc.	5,755	257,882
Franklin Street Properties Corp.	129,254	339,938
Gaming & Leisure Properties, Inc.	120,518	5,331,716
GLP J-REIT (Japan)	293	324,952
Goodman Group (Australia)	573,500	5,796,258
Healthcare Realty Trust, Inc.	48,714	1,015,687
Healthpeak Properties, Inc.	5,780	132,478
Hersha Hospitality Trust (Class A Stock)	65,400	521,892
Highwoods Properties, Inc.(a)	1,120	30,195
Host Hotels & Resorts, Inc.	526,545	8,361,535
Hudson Pacific Properties, Inc.(a)	73,290	802,525
Ichigo Office REIT Investment Corp. (Japan)	2,131	1,259,402
Independence Realty Trust, Inc.(a)	68,290	1,142,492

A10

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Ingenia Communities Group (Australia)	60,627	$144,403
InterRent Real Estate Investment Trust (Canada)	42,133	349,850
Invincible Investment Corp. (Japan)	1,534	483,224
Invitation Homes, Inc.	15,593	526,576
Iron Mountain, Inc.(a)	41,080	1,806,288
iStar, Inc.	103,700	960,262
Japan Hotel REIT Investment Corp. (Japan)	811	405,326
Japan Metropolitan Fund Investment Corp. (Japan)	618	464,003
JBG SMITH Properties	1,155	21,460
Kilroy Realty Corp.	1,250	52,638
Kimco Realty Corp.	37,060	682,275
Kite Realty Group Trust	59,731	1,028,568
Klepierre SA (France)*	148,774	2,586,476
Lamar Advertising Co. (Class A Stock)	120	9,899
Land Securities Group PLC (United Kingdom)	54,641	315,730
Lendlease Global Commercial REIT (Singapore)	632,396	335,080
Life Storage, Inc.	4,433	490,999
Link REIT (Hong Kong)	123,720	863,629
Macerich Co. (The)(a)	50,200	398,588
Mapletree Pan Asia Commercial Trust (Singapore)	175,200	208,584
Medical Properties Trust, Inc.(a)	6,375	75,608
Mid-America Apartment Communities, Inc.	2,342	363,174
National Health Investors, Inc.(a)	29,300	1,656,329
National Retail Properties, Inc.	14,962	596,385
National Storage Affiliates Trust	10,694	444,657
National Storage REIT (Australia)	323,833	466,304
NETSTREIT Corp.(a)	31,682	564,256
Nippon Accommodations Fund, Inc. (Japan)	79	358,372
Nippon Building Fund, Inc. (Japan)	114	501,655
Nomura Real Estate Master Fund, Inc. (Japan)	395	436,571
Omega Healthcare Investors, Inc.	19,430	572,991
Orix JREIT, Inc. (Japan)	170	217,424
Paramount Group, Inc.(a)	273,900	1,706,397
Park Hotels & Resorts, Inc.(a)	71,605	806,272
Pebblebrook Hotel Trust(a)	99,100	1,437,941
Piedmont Office Realty Trust, Inc. (Class A Stock)	98,600	1,041,216
Plymouth Industrial REIT, Inc.	13,139	220,867
Prologis, Inc.(a)	107,894	10,962,030
Public Storage	49,850	14,596,578
Rayonier, Inc.	1,550	46,454
Realty Income Corp.(a)	18,453	1,073,965
Regency Centers Corp.	9,435	508,075
Retail Opportunity Investments Corp.	46,765	643,486
Rexford Industrial Realty, Inc.	6,576	341,952
RioCan Real Estate Investment Trust (Canada)	34,500	465,045
RLJ Lodging Trust	130,300	1,318,636
Ryman Hospitality Properties, Inc.	15,500	1,140,645
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Safestore Holdings PLC (United Kingdom)	143,974	$1,339,928
Sasseur Real Estate Investment Trust (Singapore)	2,185,200	1,072,330
SBA Communications Corp.	18,868	5,370,776
Scentre Group (Australia)	710,617	1,161,063
Segro PLC (United Kingdom)	91,649	764,707
Service Properties Trust(a)	216,600	1,124,154
Simon Property Group, Inc.	72,669	6,522,043
SL Green Realty Corp.(a)	678	27,228
Spirit Realty Capital, Inc.	21,607	781,309
Stockland (Australia)	1,780,427	3,726,114
STORE Capital Corp.	2,725	85,374
Summit Hotel Properties, Inc.	84,818	569,977
Summit Industrial Income REIT (Canada)	71,043	879,969
Sun Communities, Inc.	9,992	1,352,217
Suntec Real Estate Investment Trust (Singapore)	1,720,500	1,829,558
Tritax Big Box REIT PLC (United Kingdom)	262,169	395,633
UDR, Inc.	49,197	2,052,007
UMH Properties, Inc.(a)	15,954	257,657
Unibail-Rodamco-Westfield (France)*	12,059	499,000
UNITE Group PLC (The) (United Kingdom)	12,474	118,431
Ventas, Inc.	182,780	7,342,273
VICI Properties, Inc.	20,708	618,134
Vicinity Centres (Australia)	277,845	309,792
Vornado Realty Trust	1,895	43,888
Warehouses De Pauw CVA (Belgium)	11,556	283,822
Waypoint REIT Ltd. (Australia)	62,144	94,317
Welltower, Inc.(a)	43,402	2,791,617
Weyerhaeuser Co.	251,375	7,179,270
WP Carey, Inc.(a)	2,050	143,090
Xenia Hotels & Resorts, Inc.	101,900	1,405,201
		192,575,238
Food & Staples Retailing — 1.0%
Albertson’s Cos., Inc. (Class A Stock)	432,675	10,756,301
Alimentation Couche-Tard, Inc. (Canada)	3,300	132,850
Andersons, Inc. (The)	7,100	220,313
Avenue Supermarts Ltd. (India), 144A*	924	49,433
BIM Birlesik Magazalar A/S (Turkey)	75,137	468,112
BJ’s Wholesale Club Holdings, Inc.*	505	36,769
Carrefour SA (France)	44,936	623,222
Casey’s General Stores, Inc.	374	75,742
Cencosud SA (Chile)	1,809,299	2,288,453
Coles Group Ltd. (Australia)	131,374	1,384,993
Costco Wholesale Corp.	74,400	35,136,888
E-MART, Inc. (South Korea)	140	8,138
Empire Co. Ltd. (Canada) (Class A Stock)	17,900	445,248
George Weston Ltd. (Canada)	13,200	1,382,065
GrainCorp Ltd. (Australia) (Class A Stock)	441,879	2,222,798
Grocery Outlet Holding Corp.*	880	29,295

A11

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Jeronimo Martins SGPS SA (Portugal)	40,112	$747,023
Kesko OYJ (Finland) (Class B Stock)	25,513	475,995
Koninklijke Ahold Delhaize NV (Netherlands)	399,771	10,182,746
Kroger Co. (The)	25,225	1,103,594
Loblaw Cos. Ltd. (Canada)	49,100	3,887,905
Magnit PJSC (Russia)^	5,159	—
Metcash Ltd. (Australia)	499,418	1,240,859
Metro, Inc. (Canada)	9,000	450,668
Performance Food Group Co.*	25,970	1,115,412
Sheng Siong Group Ltd. (Singapore)	186,000	204,694
Sonae SGPS SA (Portugal)	601,131	484,849
Sprouts Farmers Market, Inc.*(a)	8,300	230,325
Sumber Alfaria Trijaya Tbk PT (Indonesia)	90,200	14,155
Sysco Corp.	26,599	1,880,815
Tesco PLC (United Kingdom)	336,738	772,838
United Natural Foods, Inc.*	46,200	1,587,894
US Foods Holding Corp.*	2,165	57,243
Walgreens Boots Alliance, Inc.	7,685	241,309
Walmart, Inc.	98,622	12,791,273
Woolworths Group Ltd. (Australia)	81,544	1,772,004
		94,502,221
Food Products — 1.0%
Adecoagro SA (Brazil)	47,921	397,265
Almarai Co. JSC (Saudi Arabia)	1,456	20,488
Archer-Daniels-Midland Co.(a)	164,400	13,225,980
Austevoll Seafood ASA (Norway)	112,698	764,026
Bunge Ltd.	32,195	2,658,341
Campbell Soup Co.	2,080	98,010
Charoen Pokphand Foods PCL (Thailand)	30,000	19,876
China Feihe Ltd. (China), 144A*	26,000	18,154
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	9	896,277
CJ CheilJedang Corp. (South Korea)	1,722	491,281
Conagra Brands, Inc.	5,045	164,618
Darling Ingredients, Inc.*	82,593	5,463,527
Elders Ltd. (Australia)	97,460	743,725
First Resources Ltd. (Indonesia)	201,300	193,703
Flowers Foods, Inc.	2,015	49,750
Freshpet, Inc.*	2,981	149,318
General Mills, Inc.	50,003	3,830,730
Glanbia PLC (Ireland)	15,479	178,825
Golden Agri-Resources Ltd. (Indonesia)	4,824,000	885,826
Gruma SAB de CV (Mexico) (Class B Stock)	1,620	15,427
Hershey Co. (The)	6,997	1,542,629
Hormel Foods Corp.	3,070	139,501
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	19,200	10,901
Indofood Sukses Makmur Tbk PT (Indonesia)	495,200	195,664
Ingredion, Inc.	730	58,780
IOI Corp. Bhd (Malaysia)	19,200	15,560
J.M. Smucker Co. (The)	1,100	151,151
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
JBS SA	211,700	$990,538
Kellogg Co.	1,265	88,120
Kraft Heinz Co. (The)	258,290	8,613,972
Kuala Lumpur Kepong Bhd (Malaysia)	7,500	33,409
McCormick & Co., Inc.	2,685	191,360
MEIJI Holdings Co. Ltd. (Japan)	7,200	319,611
Mondelez International, Inc. (Class A Stock)	76,733	4,207,270
Morinaga Milk Industry Co. Ltd. (Japan)	13,300	389,905
Mowi ASA (Norway)	29,783	378,826
Nestle SA	135,517	14,657,156
Nippon Suisan Kaisha Ltd. (Japan)	53,900	202,834
Nisshin Oillio Group Ltd. (The) (Japan)	26,800	591,650
Orkla ASA (Norway)	51,120	371,607
Pilgrim’s Pride Corp.*	279,990	6,445,370
Post Holdings, Inc.*(a)	19,426	1,591,184
PPB Group Bhd (Malaysia)	4,000	13,870
Premier Foods PLC (United Kingdom)	656,977	701,024
Seaboard Corp.	1	3,403
Sime Darby Plantation Bhd (Malaysia)	26,400	23,213
Thai Union Group PCL (Thailand)	16,200	8,012
Tongwei Co. Ltd. (China) (Class A Stock)	8,500	55,591
TreeHouse Foods, Inc.*(a)	36,300	1,539,846
Tyson Foods, Inc. (Class A Stock)	187,850	12,384,951
Vital Farms, Inc.*	19,500	233,415
Want Want China Holdings Ltd. (China)	35,000	22,857
WH Group Ltd. (Hong Kong), 144A	6,346,860	3,991,788
Wilmar International Ltd. (China)	2,508,100	6,672,520
		97,102,635
Gas Utilities — 0.1%
Atmos Energy Corp.(a)	1,445	147,173
Beijing Enterprises Holdings Ltd. (China)	43,500	121,911
Brookfield Infrastructure Corp. (Canada) (Class A Stock)	2,600	105,820
China Gas Holdings Ltd. (China)	22,400	26,792
Enagas SA (Spain)	29,435	455,623
GAIL India Ltd. (India)	210,697	223,923
Indraprastha Gas Ltd. (India)	1,946	9,462
Italgas SpA (Italy)	424,345	1,970,553
Kunlun Energy Co. Ltd. (China)	152,000	109,398
National Fuel Gas Co.	22,595	1,390,722
Naturgy Energy Group SA (Spain)	19,379	448,306
New Jersey Resources Corp.(a)	4,100	158,670
Northwest Natural Holding Co.	22,400	971,712
Osaka Gas Co. Ltd. (Japan)	25,900	390,468
Rubis SCA (France)	8,640	179,800
Snam SpA (Italy)	22,550	91,146
Spire, Inc.(a)	4,100	255,553
Tokyo Gas Co. Ltd. (Japan)	27,600	465,917
UGI Corp.	33,845	1,094,209
		8,617,158
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	393,597	38,084,446

A12

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Alcon, Inc. (Switzerland)	34,774	$2,019,863
Align Technology, Inc.*	195	40,386
Avanos Medical, Inc.*	51,600	1,123,848
Baxter International, Inc.	179,350	9,659,791
Becton, Dickinson & Co.	3,006	669,827
Boston Scientific Corp.*	15,205	588,890
Cooper Cos., Inc. (The)	505	133,269
DENTSPLY SIRONA, Inc.	2,300	65,205
Dexcom, Inc.*	26,809	2,159,197
Edwards Lifesciences Corp.*	165,400	13,667,002
Enovis Corp.*(a)	23,051	1,061,959
Envista Holdings Corp.*(a)	28,718	942,238
Globus Medical, Inc. (Class A Stock)*	810	48,252
Haemonetics Corp.*(a)	8,700	644,061
Hartalega Holdings Bhd (Malaysia)	3,485,200	1,242,825
Hologic, Inc.*	2,635	170,010
ICU Medical, Inc.*	155	23,343
Inari Medical, Inc.*	2,040	148,186
Integer Holdings Corp.*	29,700	1,848,231
Integra LifeSciences Holdings Corp.*	58,856	2,493,140
Intuitive Surgical, Inc.*	11,017	2,065,026
iRadimed Corp.	6,300	189,378
iRhythm Technologies, Inc.*(a)	13,900	1,741,392
Jeol Ltd. (Japan)	20,000	656,536
Lantheus Holdings, Inc.*	39,900	2,806,167
Masimo Corp.*	100	14,116
Medtronic PLC	216,742	17,501,916
Menicon Co. Ltd. (Japan)	107,784	2,210,659
Merit Medical Systems, Inc.*	33,000	1,864,830
Nihon Kohden Corp. (Japan)	6,500	138,098
Olympus Corp. (Japan)	92,000	1,769,872
Outset Medical, Inc.*	5,347	85,178
QuidelOrtho Corp.*	560	40,029
Shockwave Medical, Inc.*	6,200	1,724,034
Sri Trang Gloves Thailand PCL (Thailand)(a)	1,018,200	306,670
STAAR Surgical Co.*	25,100	1,770,805
STERIS PLC	1,038	172,599
Stryker Corp.	1,718	347,964
Tandem Diabetes Care, Inc.*	50	2,392
Teleflex, Inc.	496	99,924
Top Glove Corp. Bhd (Malaysia)	3,736,000	500,866
Zimmer Biomet Holdings, Inc.	31,218	3,263,842
		116,106,262
Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.*	61,618	4,817,295
Agiliti, Inc.*(a)	4,749	67,958
agilon health, Inc.*	115	2,693
Aier Eye Hospital Group Co. Ltd. (China) (Class A Stock)	118,788	475,950
Alfresa Holdings Corp. (Japan)	26,100	304,183
Alignment Healthcare, Inc.*	134,600	1,593,664
Amedisys, Inc.*	340	32,909
Apollo Hospitals Enterprise Ltd. (India)	5,534	296,088
Aveanna Healthcare Holdings, Inc.*	53,300	79,950
Bangkok Dusit Medical Services PCL (Thailand)	50,000	38,979
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Brookdale Senior Living, Inc.*	32,400	$138,348
Bumrungrad Hospital PCL (Thailand)	124,465	746,278
Cardinal Health, Inc.	2,920	194,706
Centene Corp.*	136,681	10,635,149
Chemed Corp.	90	39,290
Cigna Corp.	98,430	27,311,372
CorVel Corp.*(a)	4,800	664,464
CVS Health Corp.	234,765	22,389,538
Dr. Sulaiman Al Habib Medical Services Group Co. (Saudi Arabia)	546	30,059
Elevance Health, Inc.	34,183	15,527,286
Encompass Health Corp.	1,095	49,527
Enhabit, Inc.*	467	6,557
Ensign Group, Inc. (The)	15,600	1,240,200
Fresenius SE & Co. KGaA (Germany)	6,648	141,703
Galenica AG (Switzerland), 144A	3,516	254,610
H.U. Group Holdings, Inc. (Japan)	111,100	2,022,621
HCA Healthcare, Inc.	2,170	398,824
Henry Schein, Inc.*	1,440	94,709
Humana, Inc.	390	189,224
IHH Healthcare Bhd (Malaysia)	363,900	461,291
Laboratory Corp. of America Holdings	16,688	3,417,869
McKesson Corp.	21,234	7,216,800
ModivCare, Inc.*	900	89,712
Molina Healthcare, Inc.*	23,054	7,604,131
National HealthCare Corp.(a)	7,500	475,050
NMC Health PLC (United Arab Emirates)*^	21,382	2
Oak Street Health, Inc.*(a)	1,250	30,650
Premier, Inc. (Class A Stock)	1,295	43,952
Privia Health Group, Inc.*(a)	46,200	1,573,572
Progyny, Inc.*(a)	23,159	858,273
Quest Diagnostics, Inc.(a)	1,222	149,927
Select Medical Holdings Corp.	51,800	1,144,780
Signify Health, Inc. (Class A Stock)*	770	22,446
Sinopharm Group Co. Ltd. (China) (Class H Stock)	8,000	15,966
Sonic Healthcare Ltd. (Australia)	346,600	6,760,503
Summerset Group Holdings Ltd. (New Zealand)	190,249	1,146,438
Tenet Healthcare Corp.*	1,140	58,801
Toho Holdings Co. Ltd. (Japan)	92,900	1,244,489
UnitedHealth Group, Inc.	119,855	60,531,569
Universal Health Services, Inc. (Class B Stock)	722	63,666
		182,694,021
Health Care Technology — 0.0%
Allscripts Healthcare Solutions, Inc.*	22,500	342,675
Certara, Inc.*	455	6,042
Change Healthcare, Inc.*	2,615	71,886
Computer Programs & Systems, Inc.*	14,100	393,108
Definitive Healthcare Corp.*(a)	15,359	238,679
Doximity, Inc. (Class A Stock)*	550	16,621
Evolent Health, Inc. (Class A Stock)*(a)	42,900	1,541,397
Multiplan Corp.*(a)	113,700	325,182
NextGen Healthcare, Inc.*	61,300	1,085,010
Sophia Genetics SA (Switzerland)*	11,649	30,637

A13

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Technology (cont’d.)
Teladoc Health, Inc.*	1,562	$39,597
		4,090,834
Hotels, Restaurants & Leisure — 1.5%
888 Holdings PLC (United Kingdom)	574,541	594,113
Accel Entertainment, Inc.*(a)	38,200	298,342
Airbnb, Inc. (Class A Stock)*	38,258	4,018,620
Aramark	2,485	77,532
Aristocrat Leisure Ltd. (Australia)	265,565	5,599,862
Bally’s Corp.*	4,782	94,492
Biglari Holdings, Inc. (Class B Stock)*	2,440	282,064
Bloomin’ Brands, Inc.(a)	62,398	1,143,755
Booking Holdings, Inc.*	6,500	10,680,865
Boyd Gaming Corp.	840	40,026
Caesars Entertainment, Inc.*	695	22,421
Carnival Corp.*(a)	10,270	72,198
Chipotle Mexican Grill, Inc.*(a)	9,522	14,309,281
Churchill Downs, Inc.	8,579	1,579,823
Chuy’s Holdings, Inc.*(a)	20,400	472,872
Compass Group PLC (United Kingdom)	717,791	14,292,958
Darden Restaurants, Inc.	333	42,065
Domino’s Pizza, Inc.	95	29,469
Evolution AB (Sweden), 144A	36,132	2,856,146
Expedia Group, Inc.*	29,700	2,782,593
First Watch Restaurant Group, Inc.*(a)	20,700	299,736
Golden Entertainment, Inc.*	32,700	1,140,903
Greggs PLC (United Kingdom)	72,571	1,370,873
Hilton Grand Vacations, Inc.*(a)	30,400	999,856
Hilton Worldwide Holdings, Inc.	95,084	11,469,032
Hyatt Hotels Corp. (Class A Stock)*	530	42,909
InterContinental Hotels Group PLC (United Kingdom)	12,919	622,203
Jollibee Foods Corp. (Philippines)	3,500	13,655
Kura Sushi USA, Inc. (Class A Stock)*(a)	9,900	728,442
La Francaise des Jeux SAEM (France), 144A	9,612	285,130
Las Vegas Sands Corp.*	2,225	83,482
Light & Wonder, Inc.*	27,100	1,162,048
Lottery Corp. Ltd. (The) (Australia)*	169,752	454,926
MakeMyTrip Ltd. (India)*(a)	45,573	1,399,091
Marriott International, Inc. (Class A Stock)	171,185	23,989,866
Marriott Vacations Worldwide Corp.	400	48,744
McDonald’s Corp.	69,788	16,102,883
MGM Resorts International	3,520	104,614
Monarch Casino & Resort, Inc.*	1,700	95,438
Norwegian Cruise Line Holdings Ltd.*	4,160	47,258
OPAP SA (Greece)	331,168	3,971,522
Oriental Land Co. Ltd. (Japan)	21,700	2,943,146
Penn Entertainment, Inc.*(a)	60,782	1,672,113
Planet Fitness, Inc. (Class A Stock)*	285	16,433
RCI Hospitality Holdings, Inc.	7,100	463,914
Round One Corp. (Japan)	41,100	178,155
Royal Caribbean Cruises Ltd.*(a)	2,360	89,444
Ruth’s Hospitality Group, Inc.	6,100	102,846
Six Flags Entertainment Corp.*	440	7,788
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Sodexo SA (France)	8,532	$640,756
Starbucks Corp.	143,565	12,096,787
Sweetgreen, Inc. (Class A Stock)*(a)	4,949	91,557
Texas Roadhouse, Inc.(a)	4,600	401,396
Toridoll Holdings Corp. (Japan)	22,500	465,832
Travel + Leisure Co.	250	8,530
Vail Resorts, Inc.	30	6,469
Whitbread PLC (United Kingdom)	16,511	418,529
Wyndham Hotels & Resorts, Inc.	330	20,246
Wynn Resorts Ltd.*(a)	975	61,454
Yum! Brands, Inc.	2,685	285,523
		143,693,026
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	105,159	397,440
Beazer Homes USA, Inc.*	18,500	178,895
Bellway PLC (United Kingdom)	21,837	411,338
Berkeley Group Holdings PLC (United Kingdom)	13,620	497,612
Century Communities, Inc.	8,657	370,346
D.R. Horton, Inc.	1,625	109,444
Garmin Ltd.	1,651	132,592
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	12,200	55,307
Leggett & Platt, Inc.	1,430	47,505
Lennar Corp. (Class A Stock)(a)	11,286	841,371
Lennar Corp. (Class B Stock)	150	8,926
M/I Homes, Inc.*	4,700	170,281
MDC Holdings, Inc.	3,500	95,970
Meritage Homes Corp.*	11,300	794,051
Mohawk Industries, Inc.*	6,795	619,636
Newell Brands, Inc.(a)	4,055	56,324
Nikon Corp. (Japan)	22,000	208,495
NVR, Inc.*	8	31,897
Persimmon PLC (United Kingdom)	35,537	486,014
PulteGroup, Inc.	1,505	56,437
Redrow PLC (United Kingdom)	256,370	1,128,834
Sekisui House Ltd. (Japan)	40,700	674,085
Tamron Co. Ltd. (Japan)	26,100	523,299
Taylor Morrison Home Corp.*	65,000	1,515,800
Taylor Wimpey PLC (United Kingdom)	517,469	503,880
Tempur Sealy International, Inc.	1,805	43,573
Toll Brothers, Inc.	113,112	4,750,704
TopBuild Corp.*	50	8,239
Tri Pointe Homes, Inc.*	55,800	843,138
Whirlpool Corp.(a)	565	76,168
		15,637,601
Household Products — 0.6%
Central Garden & Pet Co. (Class A Stock)*	9,900	338,184
Church & Dwight Co., Inc.	1,415	101,088
Clorox Co. (The)	223	28,631
Colgate-Palmolive Co.	3,415	239,904
Essity AB (Sweden) (Class B Stock)	11,277	222,797
Henkel AG & Co. KGaA (Germany)	9,447	535,392
Kimberly-Clark Corp.	84,636	9,524,935

A14

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Products (cont’d.)
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	9,000	$11,959
Procter & Gamble Co. (The)	324,756	41,000,445
Reckitt Benckiser Group PLC (United Kingdom)	94,541	6,266,319
Reynolds Consumer Products, Inc.	595	15,476
Spectrum Brands Holdings, Inc.	435	16,978
Unilever Indonesia Tbk PT (Indonesia)	49,400	15,626
		58,317,734
Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The)	395,965	8,948,809
Altus Power, Inc.*	35,300	388,653
Brookfield Renewable Corp. (Class A Stock)	1,400	45,752
China Yangtze Power Co. Ltd. (China) (Class A Stock)	7,400	23,526
Clearway Energy, Inc. (Class A Stock)	14,400	419,040
Clearway Energy, Inc. (Class C Stock)(a)	97,700	3,111,745
Colbun SA (Chile)	1,175,895	103,204
Drax Group PLC (United Kingdom)	24,057	160,058
Engie Brasil Energia SA (Brazil)	64,400	460,465
NextEra Energy Partners LP(a)	7,124	515,136
NTPC Ltd. (India)	21,585	42,157
Ormat Technologies, Inc.(a)	9,200	793,040
Orron Energy AB (Sweden)	16,104	28,735
Vistra Corp.	1,870	39,270
		15,079,590
Industrial Conglomerates — 0.4%
3M Co.	6,045	667,972
Aboitiz Equity Ventures, Inc. (Philippines)	9,100	8,311
CITIC Ltd. (China)	242,000	228,003
CK Hutchison Holdings Ltd. (United Kingdom)	85,500	470,784
General Electric Co.	20,217	1,251,634
GS Holdings Corp. (South Korea)	16,243	470,240
Honeywell International, Inc.	99,664	16,640,898
Industries Qatar QSC (Qatar)	1,022,179	4,718,673
Jardine Matheson Holdings Ltd. (Hong Kong)	134,200	6,784,880
KOC Holding A/S (Turkey)	441,989	1,075,832
Mytilineos SA (Greece)	1,275	17,413
Nisshinbo Holdings, Inc. (Japan)	188,900	1,371,437
Samsung C&T Corp. (South Korea)	474	33,966
Siemens Ltd. (India)	462	15,650
SK, Inc. (South Korea)	220	29,210
Smiths Group PLC (United Kingdom)	132,290	2,203,553
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	547,891	746,600
		36,735,056
Insurance — 1.8%
Aegon NV (Netherlands)	143,328	569,729
Aflac, Inc.(a)	6,860	385,532
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Ageas SA/NV (Belgium)	12,670	$462,097
AIA Group Ltd. (Hong Kong)	62,200	517,871
Alleghany Corp.*	123	103,243
Allstate Corp. (The)	2,923	364,001
American Financial Group, Inc.	773	95,025
American International Group, Inc.	297,125	14,107,495
Aon PLC (Class A Stock)	3,555	952,278
Arch Capital Group Ltd.*	2,765	125,918
Argo Group International Holdings Ltd.	27,400	527,724
Arthur J. Gallagher & Co.	1,988	340,385
ASR Nederland NV (Netherlands)	152,697	5,870,113
Assurant, Inc.	580	84,257
Assured Guaranty Ltd.	820	39,729
Aviva PLC (United Kingdom)	198,973	853,364
AXA SA (France)	285,325	6,229,477
Axis Capital Holdings Ltd.	17,411	855,751
BB Seguridade Participacoes SA (Brazil)	3,900	19,210
Bright Health Group, Inc.*	120,000	126,000
Brighthouse Financial, Inc.*	1,000	43,420
Brown & Brown, Inc.	2,485	150,293
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	15,600	28,647
Chubb Ltd.	164,349	29,891,796
Cincinnati Financial Corp.	1,769	158,449
CNA Financial Corp.	560	20,664
Dai-ichi Life Holdings, Inc. (Japan)	521,600	8,293,609
DB Insurance Co. Ltd. (South Korea)	22,187	850,007
eHealth, Inc.*	20,400	79,764
Enstar Group Ltd.*	7,300	1,238,007
Erie Indemnity Co. (Class A Stock)	97	21,564
Everest Re Group Ltd.	300	78,732
Fidelity National Financial, Inc.	3,070	111,134
First American Financial Corp.	1,270	58,547
Fubon Financial Holding Co. Ltd. (Taiwan)	11,550	18,062
Globe Life, Inc.	1,035	103,190
Hanover Insurance Group, Inc. (The)	445	57,022
Hartford Financial Services Group, Inc. (The)	39,195	2,427,738
James River Group Holdings Ltd.	9,066	206,795
Japan Post Holdings Co. Ltd. (Japan)	158,700	1,051,421
Japan Post Insurance Co. Ltd. (Japan)	199,700	2,797,015
Just Group PLC (United Kingdom)	514,639	319,538
Kemper Corp.	925	38,166
Kinsale Capital Group, Inc.(a)	9,100	2,324,322
Lincoln National Corp.	1,635	71,793
Loews Corp.	2,305	114,881
Markel Corp.*	117	126,854
Marsh & McLennan Cos., Inc.	77,367	11,550,119
Medibank Private Ltd. (Australia)	196,380	438,941
Meritz Fire & Marine Insurance Co. Ltd. (South Korea)	36,833	753,997
MetLife, Inc.	256,499	15,590,009
MS&AD Insurance Group Holdings, Inc. (Japan)	256,900	6,803,412
New China Life Insurance Co. Ltd. (China) (Class H Stock)	5,200	9,903

A15

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
NN Group NV (Netherlands)	231,689	$9,011,299
Old Mutual Ltd. (South Africa)	81,843	43,981
Old Republic International Corp.	3,450	72,209
Palomar Holdings, Inc.*	12,400	1,038,128
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	258,000	74,748
Phoenix Group Holdings PLC (United Kingdom)	82,860	482,564
Phoenix Holdings Ltd. (The) (Israel)	20,466	193,724
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	254,000	262,657
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	83,000	414,070
Poste Italiane SpA (Italy), 144A	357,720	2,702,578
Powszechny Zaklad Ubezpieczen SA (Poland)	19,793	91,832
Primerica, Inc.	458	56,540
Principal Financial Group, Inc.(a)	2,760	199,134
Progressive Corp. (The)	132,885	15,442,566
Reinsurance Group of America, Inc.	66,371	8,350,136
RenaissanceRe Holdings Ltd. (Bermuda)	31,637	4,441,518
Ryan Specialty Holdings, Inc.*(a)	12,383	502,997
Sampo OYJ (Finland) (Class A Stock)	67,518	2,882,453
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	3,760	480,898
SiriusPoint Ltd. (Bermuda)*	152,700	755,865
Sompo Holdings, Inc. (Japan)	178,300	7,134,023
Stewart Information Services Corp.	16,000	698,240
Travelers Cos., Inc. (The)	2,559	392,039
Unipol Gruppo SpA (Italy)	183,322	712,017
United Fire Group, Inc.	5,200	149,396
Unum Group	93,665	3,634,202
W.R. Berkley Corp.	2,342	151,246
White Mountains Insurance Group Ltd.	36	46,909
Willis Towers Watson PLC	9,483	1,905,514
Zurich Insurance Group AG (Switzerland)	4,946	1,971,727
		182,752,220
Interactive Media & Services — 2.0%
Alphabet, Inc. (Class A Stock)*	851,119	81,409,532
Alphabet, Inc. (Class C Stock)*	607,206	58,382,857
Auto Trader Group PLC (United Kingdom), 144A	76,835	435,737
Autohome, Inc. (China), ADR	500	14,380
Baidu, Inc. (China), ADR*	1,400	164,486
Bumble, Inc. (Class A Stock)*(a)	18,500	397,565
Cargurus, Inc.*(a)	53,200	753,844
Cars.com, Inc.*	18,900	217,350
IAC, Inc.*	835	46,242
Info Edge India Ltd. (India)	360	16,920
JOYY, Inc. (China), ADR	300	7,800
Kanzhun Ltd. (China), ADR*(a)	53,664	905,848
Match Group, Inc.*	155	7,401
Meta Platforms, Inc. (Class A Stock)*	401,897	54,529,385
Outbrain, Inc.*(a)	49,900	182,135
Pinterest, Inc. (Class A Stock)*	4,925	114,753
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Tencent Holdings Ltd. (China)	27,500	$928,849
TripAdvisor, Inc.*	1,015	22,411
Twitter, Inc.*	595	26,085
ZoomInfo Technologies, Inc.*	55,282	2,303,048
		200,866,628
Internet & Direct Marketing Retail — 1.4%
Alibaba Group Holding Ltd. (China)*	81,856	816,869
Amazon.com, Inc.*	1,073,781	121,337,253
ContextLogic, Inc. (Class A Stock)*(a)	110,600	81,169
Coupang, Inc. (South Korea)*(a)	99,408	1,657,131
DoorDash, Inc. (Class A Stock)*	275	13,599
Duluth Holdings, Inc. (Class B Stock)*(a)	95,500	672,320
eBay, Inc.	5,125	188,651
Etsy, Inc.*	1,098	109,943
JD Health International, Inc. (China), 144A*	6,650	37,881
JD.com, Inc. (China), ADR(a)	23,355	1,174,756
Liquidity Services, Inc.*(a)	12,000	195,120
Meituan (China) (Class B Stock), 144A*	16,500	346,772
MercadoLibre, Inc. (Brazil)*	12,534	10,375,394
Pinduoduo, Inc. (China), ADR*	24,434	1,529,080
Vipshop Holdings Ltd. (China), ADR*	2,800	23,548
Wayfair, Inc. (Class A Stock)*	338	11,002
		138,570,488
IT Services — 2.4%
Accenture PLC (Class A Stock)	62,300	16,029,790
Adyen NV (Netherlands), 144A*	6,509	8,117,778
Affirm Holdings, Inc.*(a)	1,910	35,832
Akamai Technologies, Inc.*	1,678	134,777
Alten SA (France)	1,897	208,461
Amdocs Ltd.	1,280	101,696
Automatic Data Processing, Inc.	68,867	15,577,027
Block, Inc.*	5,660	311,243
Broadridge Financial Solutions, Inc.	18,010	2,599,203
Capgemini SE (France)	48,389	7,747,105
Chinasoft International Ltd. (China)*	16,000	9,773
Cognizant Technology Solutions Corp. (Class A Stock)	35,575	2,043,428
Computacenter PLC (United Kingdom)	71,658	1,539,263
Computershare Ltd. (Australia)	47,169	752,349
Concentrix Corp.	9,658	1,078,123
Conduent, Inc.*	35,000	116,900
Data#3 Ltd. (Australia)	125,808	500,139
Dlocal Ltd. (Uruguay)*(a)	65,035	1,334,518
DXC Technology Co.*	2,470	60,466
Edenred (France)	11,925	549,394
EPAM Systems, Inc.*	17,900	6,483,201
Euronet Worldwide, Inc.*	9,074	687,446
Fidelity National Information Services, Inc.	6,538	494,077
Fiserv, Inc.*	28,134	2,632,498
Fujitsu Ltd. (Japan)	9,900	1,085,555
Gartner, Inc.*	10,761	2,977,461
Genpact Ltd.	915	40,050

A16

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Global Payments, Inc.	2,916	$315,074
Globant SA*(a)	17,429	3,260,617
GMO internet group, Inc. (Japan)	18,000	315,959
GMO Payment Gateway, Inc. (Japan)	7,520	515,504
GoDaddy, Inc. (Class A Stock)*(a)	54,845	3,887,414
Grid Dynamics Holdings, Inc.*	316	5,919
Hackett Group, Inc. (The)	27,000	478,440
HCL Technologies Ltd. (India)	47,163	535,634
Indra Sistemas SA (Spain)	50,980	388,193
Information Services Group, Inc.	27,600	131,376
Infosys Ltd. (India)	17,213	295,070
International Business Machines Corp.	101,092	12,010,741
Itochu Techno-Solutions Corp. (Japan)	26,600	623,535
Kyndryl Holdings, Inc.*	119,855	991,201
Mastercard, Inc. (Class A Stock)	181,250	51,536,625
Mphasis Ltd. (India)	18,020	456,960
NEC Corp. (Japan)	26,800	858,143
Nomura Research Institute Ltd. (Japan)	36,300	886,563
NSD Co. Ltd. (Japan)	43,500	740,474
NTT Data Corp. (Japan)	532,000	6,871,899
Obic Co. Ltd. (Japan)	4,000	536,375
Okta, Inc.*	1,330	75,637
Otsuka Corp. (Japan)	21,400	667,410
Payoneer Global, Inc.*	303,800	1,837,990
PayPal Holdings, Inc.*	8,525	733,747
Paysafe Ltd.*(a)	198,400	273,792
Reply SpA (Italy)	16,336	1,701,540
Sabre Corp.*(a)	111,100	572,165
Samsung SDS Co. Ltd. (South Korea)	196	15,609
SCSK Corp. (Japan)	57,800	875,052
Shift4 Payments, Inc. (Class A Stock)*(a)	39,552	1,764,415
Snowflake, Inc. (Class A Stock)*	34,769	5,909,339
Softcat PLC (United Kingdom)	12,000	157,638
SolarWinds Corp.*	12,400	96,100
Sopra Steria Group SACA (France)	1,085	137,271
SS&C Technologies Holdings, Inc.	112,690	5,380,948
Switch, Inc. (Class A Stock)	625	21,056
Tata Consultancy Services Ltd. (India)	17,632	646,193
Tech Mahindra Ltd. (India)	37,638	461,991
TELUS International CDA, Inc. (Philippines)*(a)	17,583	459,971
TIS, Inc. (Japan)	32,700	868,175
Transcosmos, Inc. (Japan)	71,700	1,861,889
TTEC Holdings, Inc.(a)	12,500	553,875
Twilio, Inc. (Class A Stock)*	1,182	81,724
Uchida Yoko Co. Ltd. (Japan)	12,400	376,087
VeriSign, Inc.*	3,986	692,368
Visa, Inc. (Class A Stock)(a)	295,716	52,533,947
Western Union Co. (The)	2,750	37,125
WEX, Inc.*	4,795	608,677
Wix.com Ltd. (Israel)*	120	9,388
		238,300,388
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	7,300	475,729
Brunswick Corp.	8,167	534,530
Hasbro, Inc.	1,410	95,062
	Shares	Value
Common Stocks (continued)
Leisure Products (cont’d.)
Malibu Boats, Inc. (Class A Stock)*	3,400	$163,166
MasterCraft Boat Holdings, Inc.*	23,700	446,745
Mattel, Inc.*	1,960	37,122
Peloton Interactive, Inc. (Class A Stock)*(a)	3,330	23,077
Polaris, Inc.(a)	144	13,774
Shimano, Inc. (Japan)	4,900	766,679
Topgolf Callaway Brands Corp.*	5,000	96,300
		2,652,184
Life Sciences Tools & Services — 0.6%
10X Genomics, Inc. (Class A Stock)*	75	2,136
Adaptive Biotechnologies Corp.*	13,700	97,544
Agilent Technologies, Inc.	67,005	8,144,458
Avantor, Inc.*	341,802	6,699,319
Azenta, Inc.	815	34,931
Bio-Rad Laboratories, Inc. (Class A Stock)*	216	90,102
Charles River Laboratories International, Inc.*	30	5,904
Danaher Corp.	84,889	21,925,980
Divi’s Laboratories Ltd. (India)	824	37,306
Eurofins Scientific SE (Luxembourg)	18,067	1,072,535
ICON PLC*(a)	10,443	1,919,215
Illumina, Inc.*	1,650	314,804
IQVIA Holdings, Inc.*	37,900	6,865,206
Lonza Group AG (Switzerland)	3,466	1,687,565
NeoGenomics, Inc.*	18,300	157,563
PerkinElmer, Inc.	1,321	158,956
QIAGEN NV*	2,430	100,310
Repligen Corp.*	165	30,873
Sotera Health Co.*	78,000	531,960
Syneos Health, Inc.*	910	42,907
Thermo Fisher Scientific, Inc.	28,101	14,252,546
		64,172,120
Machinery — 1.1%
Aalberts NV (Netherlands)	6,732	219,551
AGCO Corp.	72,084	6,932,318
Allison Transmission Holdings, Inc.	240	8,102
Altra Industrial Motion Corp.	85,400	2,871,148
Amada Co. Ltd. (Japan)	206,800	1,405,185
ANDRITZ AG (Austria)	58,261	2,465,593
Ashok Leyland Ltd. (India)	274,539	511,165
Atlas Copco AB (Sweden) (Class A Stock)	188,216	1,749,347
Atlas Copco AB (Sweden) (Class B Stock)	142,712	1,182,942
Bucher Industries AG (Switzerland)	3,264	1,018,281
Caterpillar, Inc.	41,528	6,813,914
Crane Holdings Co.	535	46,834
Cummins, Inc.	1,475	300,177
Deere & Co.	12,058	4,026,046
DMG Mori Co. Ltd. (Japan)	7,600	86,800
Donaldson Co., Inc.	1,100	53,911
Dover Corp.	6,535	761,850
Energy Recovery, Inc.*	10,996	239,053
Enerpac Tool Group Corp.	7,773	138,593

A17

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
EnPro Industries, Inc.	1,100	$93,478
Epiroc AB (Sweden) (Class B Stock)	36,187	456,306
Esab Corp.(a)	72,451	2,416,965
FANUC Corp. (Japan)	12,600	1,769,221
Flowserve Corp.	1,420	34,506
Fortive Corp.	68,092	3,969,764
Gates Industrial Corp. PLC*(a)	38,640	377,126
Graco, Inc.	565	33,872
Hillenbrand, Inc.	42,000	1,542,240
Hitachi Construction Machinery Co. Ltd. (Japan)	108,600	2,018,304
Hoshizaki Corp. (Japan)	7,100	198,022
IDEX Corp.	19,356	3,868,297
IHI Corp. (Japan)	187,400	4,008,170
Illinois Tool Works, Inc.	322	58,169
Ingersoll Rand, Inc.	4,350	188,181
ITT, Inc.	880	57,499
Japan Steel Works Ltd. (The) (Japan)	61,800	1,218,604
Keda Industrial Group Co. Ltd. (China)	20,800	48,365
Korea Shipbuilding & Offshore Engineering Co. Ltd. (South Korea)*	253	12,771
LK Technology Holdings Ltd. (Hong Kong)	1,130,000	1,276,631
Makino Milling Machine Co. Ltd. (Japan)	13,300	410,411
Middleby Corp. (The)*	509	65,239
Mitsubishi Heavy Industries Ltd. (Japan)	21,000	698,445
Mueller Industries, Inc.(a)	65,800	3,911,152
NGK Insulators Ltd. (Japan)	155,600	1,936,713
Nordson Corp.	460	97,644
North Industries Group Red Arrow Co. Ltd. (China) (Class A Stock)	13,700	42,793
Obara Group, Inc. (Japan)	19,500	433,332
OKUMA Corp. (Japan)	6,000	206,043
Oshkosh Corp.	721	50,679
Otis Worldwide Corp.	151,859	9,688,604
PACCAR, Inc.	161,355	13,503,800
Parker-Hannifin Corp.(a)	23,053	5,585,972
Pentair PLC	1,765	71,712
Schindler Holding AG (Switzerland)	2,524	380,299
SFS Group AG (Switzerland)	1,805	155,167
SMC Corp. (Japan)	3,800	1,546,488
Snap-on, Inc.	543	109,333
Spirax-Sarco Engineering PLC (United Kingdom)	4,094	470,618
Standex International Corp.	10,500	857,325
Stanley Black & Decker, Inc.	1,580	118,832
THK Co. Ltd. (Japan)	9,000	155,383
Timken Co. (The)	700	41,328
Titan International, Inc.*	113,800	1,381,532
Trelleborg AB (Sweden) (Class B Stock)	16,896	316,983
Trinity Industries, Inc.(a)	45,607	973,709
Tsugami Corp. (Japan)	207,500	1,675,358
VAT Group AG (Switzerland), 144A	1,513	307,032
Volvo AB (Sweden) (Class A Stock)	24,006	355,233
Volvo AB (Sweden) (Class B Stock)	101,156	1,431,456
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Westinghouse Air Brake Technologies Corp.	42,387	$3,448,182
Xylem, Inc.	1,649	144,057
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class H Stock)	20,800	7,196
		105,055,351
Marine — 0.3%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	266	469,959
AP Moller - Maersk A/S (Denmark) (Class B Stock)	5,909	10,738,004
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)	204,950	238,391
D/S Norden A/S (Denmark)	68,173	2,875,963
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	162,400	740,451
Kirby Corp.*(a)	5,686	345,538
Kuehne + Nagel International AG (Switzerland)	31,569	6,428,457
Matson, Inc.	3,400	209,168
Mitsui OSK Lines Ltd. (Japan)	23,100	413,319
Nippon Yusen KK (Japan)	26,700	453,202
Orient Overseas International Ltd. (Hong Kong)	22,500	391,569
Pacific Basin Shipping Ltd. (Hong Kong)	3,042,000	939,322
Safe Bulkers, Inc. (Greece)(a)	62,200	153,634
SITC International Holdings Co. Ltd. (China)	1,656,000	3,036,996
Wan Hai Lines Ltd. (Taiwan)	184,810	385,521
Yang Ming Marine Transport Corp. (Taiwan)	254,000	487,987
ZIM Integrated Shipping Services Ltd. (Israel)(a)	23,200	545,200
		28,852,681
Media — 0.4%
Advantage Solutions, Inc.*(a)	71,800	152,934
Altice USA, Inc. (Class A Stock)*	2,250	13,118
Cable One, Inc.	18	15,355
Cheil Worldwide, Inc. (South Korea)	14,094	222,173
Comcast Corp. (Class A Stock)	424,760	12,458,211
CyberAgent, Inc. (Japan)	54,500	458,896
Cyfrowy Polsat SA (Poland)	21,550	69,302
Dentsu Group, Inc. (Japan)	18,400	523,066
DISH Network Corp. (Class A Stock)*(a)	2,695	37,272
Entravision Communications Corp. (Class A Stock)	71,900	285,443
Fox Corp. (Class A Stock)	26,025	798,447
Fox Corp. (Class B Stock)	1,530	43,605
Gray Television, Inc.	29,100	416,712
Informa PLC (United Kingdom)	108,655	621,061
Interpublic Group of Cos., Inc. (The)	4,215	107,904
Liberty Broadband Corp. (Class A Stock)*	135	10,071

A18

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Liberty Broadband Corp. (Class C Stock)*	749	$55,276
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	585	22,271
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	1,240	46,760
MFE-MediaForEurope NV (Italy) (Class B Stock)	851,058	374,542
MultiChoice Group (South Africa)	2,226	14,169
New York Times Co. (The) (Class A Stock)	1,765	50,744
News Corp. (Class A Stock)	4,140	62,555
News Corp. (Class B Stock)	1,320	20,354
Nexstar Media Group, Inc.(a)	364	60,733
Omnicom Group, Inc.	2,180	137,536
Paramount Global (Class A Stock)	80	1,723
Paramount Global (Class B Stock)(a)	6,180	117,667
Publicis Groupe SA (France)	151,661	7,186,107
Sirius XM Holdings, Inc.(a)	7,545	43,082
Trade Desk, Inc. (The) (Class A Stock)*	65,174	3,894,147
WPP PLC (United Kingdom)	850,119	7,017,898
		35,339,134
Metals & Mining — 0.7%
Acerinox SA (Spain)	24,839	197,529
African Rainbow Minerals Ltd. (South Africa)	57,887	778,444
Alcoa Corp.	1,930	64,964
Alrosa PJSC (Russia)^	575,990	1
Aluminum Corp. of China Ltd. (China) (Class H Stock)	22,000	7,115
Anglo American Platinum Ltd. (South Africa)	224	15,887
Anglo American PLC (South Africa)	15,493	465,190
ArcelorMittal SA (Luxembourg)	224,903	4,475,190
Aurubis AG (Germany)	16,984	886,644
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	9,600	7,052
BHP Group Ltd. (Australia)	279,944	6,958,885
BlueScope Steel Ltd. (Australia)	811,222	7,878,300
China Hongqiao Group Ltd. (China)	15,500	12,688
Cia Siderurgica Nacional SA (Brazil)	334,600	790,235
Cleveland-Cliffs, Inc.*(a)	5,485	73,883
CMOC Group Ltd. (China) (Class H Stock)	21,000	8,153
Coronado Global Resources, Inc. (Australia), CDI, 144A	1,851,070	2,066,591
E-Commodities Holdings Ltd. (China)	318,000	66,008
ERO Copper Corp. (Brazil)*	18,628	205,921
Fortescue Metals Group Ltd. (Australia)	323,018	3,467,713
Freeport-McMoRan, Inc.	15,190	415,143
Ganfeng Lithium Co. Ltd. (China) (Class H Stock), 144A	2,200	14,533
Glencore PLC (Australia)	731,232	3,842,636
Henan Shenhuo Coal & Power Co. Ltd. (China) (Class A Stock)	6,200	14,540
Hindalco Industries Ltd. (India)	50,632	240,004
Hyundai Steel Co. (South Korea)	675	13,112
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Iluka Resources Ltd. (Australia)	196,817	$1,139,454
Impala Platinum Holdings Ltd. (South Africa)	32,992	306,747
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	8,000	9,229
Jindal Steel & Power Ltd. (India)	2,278	11,873
Kumba Iron Ore Ltd. (South Africa)	27,151	575,957
Mineral Resources Ltd. (Australia)	10,930	458,781
Mitsui Mining & Smelting Co. Ltd. (Japan)	50,000	1,049,051
MMC Norilsk Nickel PJSC (Russia)^	8,156	—
Newmont Corp.	8,455	355,364
Nippon Steel Corp. (Japan)	58,500	811,879
Norsk Hydro ASA (Norway)	96,332	516,910
Northam Platinum Holdings Ltd. (South Africa)*	56,992	493,373
Novolipetsk Steel PJSC (Russia)^	2,758,930	5
Nucor Corp.	2,770	296,362
Outokumpu OYJ (Finland)	59,312	203,110
Perseus Mining Ltd. (Australia)	528,791	514,426
Pilbara Minerals Ltd. (Australia)*	162,756	469,590
Reliance Steel & Aluminum Co.	633	110,401
Rio Tinto Ltd. (Australia)	54,844	3,317,644
Rio Tinto PLC (Australia)	8,800	476,132
Royal Gold, Inc.(a)	658	61,734
Ryerson Holding Corp.	83,600	2,151,864
Saudi Arabian Mining Co. (Saudi Arabia)*	5,467	99,957
Schnitzer Steel Industries, Inc. (Class A Stock)	14,200	404,132
Severstal PAO (Russia)^	337,573	1
Shanxi Taigang Stainless Steel Co. Ltd. (China) (Class A Stock)	8,800	5,496
Sibanye Stillwater Ltd. (South Africa)	231,884	532,295
South32 Ltd. (Australia)	320,667	761,235
Southern Copper Corp. (Peru)	675	30,267
SSAB AB (Sweden) (Class A Stock)	823,195	3,624,078
SSAB AB (Sweden) (Class B Stock)	68,815	293,254
SSR Mining, Inc. (Canada)	2,335	34,348
Steel Dynamics, Inc.	87,855	6,233,312
Sumitomo Metal Mining Co. Ltd. (Japan)	17,500	501,489
SunCoke Energy, Inc.	28,300	164,423
Tata Steel Ltd. (India)	223,527	269,859
TimkenSteel Corp.*(a)	39,300	589,107
Tokyo Steel Manufacturing Co. Ltd. (Japan)	100,000	875,418
United States Steel Corp.(a)	2,525	45,753
Vale SA (Brazil)	356,864	4,775,078
Vedanta Ltd. (India)	4,642	15,233
		65,550,982
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp.	5,610	47,236
Annaly Capital Management, Inc.(a)	4,621	79,297
BrightSpire Capital, Inc.	23,700	149,547
Granite Point Mortgage Trust, Inc.	40,300	259,532
Ladder Capital Corp.(a)	84,767	759,512

A19

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Rithm Capital Corp.	255,085	$1,867,222
Starwood Property Trust, Inc.(a)	21,692	395,228
TPG RE Finance Trust, Inc.	60,800	425,600
Two Harbors Investment Corp.	35,700	118,524
		4,101,698
Multiline Retail — 0.2%
Central Retail Corp. PCL (Thailand)	13,600	14,158
Dollar General Corp.	51,500	12,352,790
Dollar Tree, Inc.*	1,539	209,458
Europris ASA (Norway), 144A	50,385	251,991
Kohl’s Corp.	1,365	34,330
Macy’s, Inc.	401,695	6,294,561
Next PLC (United Kingdom)	16,131	856,166
Nordstrom, Inc.	230	3,848
Ollie’s Bargain Outlet Holdings, Inc.*	625	32,250
Ryohin Keikaku Co. Ltd. (Japan)	16,600	138,902
Target Corp.	14,727	2,185,339
Woolworths Holdings Ltd. (South Africa)	5,916	19,879
		22,393,672
Multi-Utilities — 0.6%
A2A SpA (Italy)	114,710	111,436
AGL Energy Ltd. (Australia)	53,808	234,733
Ameren Corp.	53,854	4,337,940
Avista Corp.	4,000	148,200
Black Hills Corp.(a)	5,400	365,742
CenterPoint Energy, Inc.	170,618	4,808,015
CMS Energy Corp.	3,100	180,544
Consolidated Edison, Inc.	3,800	325,888
Dominion Energy, Inc.	159,135	10,997,820
DTE Energy Co.(a)	21,739	2,501,072
E.ON SE (Germany)	1,108,731	8,518,129
Engie SA (France)	747,703	8,605,979
Hera SpA (Italy)	81,992	174,223
Iren SpA (Italy)	434,730	573,091
NiSource, Inc.	4,355	109,702
NorthWestern Corp.	22,200	1,094,016
Public Service Enterprise Group, Inc.	5,335	299,987
Sempra Energy	106,373	15,949,568
Unitil Corp.	2,700	125,415
WEC Energy Group, Inc.	3,380	302,273
		59,763,773
Oil, Gas & Consumable Fuels — 3.0%
Adaro Energy Indonesia Tbk PT (Indonesia)	7,827,600	2,018,596
Antero Midstream Corp.	3,650	33,507
Antero Resources Corp.*	63,530	1,939,571
APA Corp.	3,490	119,323
Berry Corp.	56,900	426,750
BP PLC (United Kingdom)	1,497,202	7,154,216
BW LPG Ltd. (Singapore), 144A	1,207,277	8,785,687
California Resources Corp.	18,300	703,269
Canadian Natural Resources Ltd. (Canada)	10,000	465,487
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Cenovus Energy, Inc. (Canada)	29,800	$457,781
Cheniere Energy, Inc.	64,830	10,755,945
Chesapeake Energy Corp.	1,295	122,002
Chevron Corp.	342,098	49,149,220
China Coal Energy Co. Ltd. (China) (Class H Stock)	12,000	10,811
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	95,000	282,688
Chord Energy Corp.(a)	23,869	3,264,563
Civitas Resources, Inc.(a)	15,100	866,589
Coal India Ltd. (India)	9,636	24,971
ConocoPhillips	375,208	38,398,787
CONSOL Energy, Inc.	152,300	9,795,936
Continental Resources, Inc.	115	7,683
Coterra Energy, Inc.	7,040	183,885
Devon Energy Corp.	3,600	216,468
Diamondback Energy, Inc.	44,639	5,377,214
DT Midstream, Inc.	1,054	54,692
ENEOS Holdings, Inc. (Japan)	141,600	456,682
Eni SpA (Italy)	211,873	2,251,934
EOG Resources, Inc.	1,680	187,706
EQT Corp.	3,950	160,963
Equinor ASA (Norway)	286,108	9,435,479
Exxaro Resources Ltd. (South Africa)	1,550	17,214
Exxon Mobil Corp.	329,230	28,745,071
Hess Corp.	46,015	5,015,175
HF Sinclair Corp.	1,555	83,721
Imperial Oil Ltd. (Canada)	15,700	679,782
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	10,800	16,208
Inpex Corp. (Japan)	436,000	4,066,610
Kinder Morgan, Inc.(a)	21,175	352,352
LUKOIL PJSC (Russia)^	3,043	—
Marathon Oil Corp.	7,240	163,479
Marathon Petroleum Corp.	31,305	3,109,526
Matador Resources Co.	9,200	450,064
MOL Hungarian Oil & Gas PLC (Hungary)	3,040	16,883
Murphy Oil Corp.	213,300	7,501,761
New Hope Corp. Ltd. (Australia)	43,500	175,718
Occidental Petroleum Corp.	1,525	93,711
OMV AG (Austria)	44,363	1,605,637
ONEOK, Inc.	4,225	216,489
Ovintiv, Inc.	116,530	5,360,380
PBF Energy, Inc. (Class A Stock)*	5,700	200,412
PDC Energy, Inc.	56,291	3,253,057
Permian Resources Corp.*(a)	185,000	1,258,000
PetroChina Co. Ltd. (China) (Class H Stock)	120,000	49,055
Petroleo Brasileiro SA (Brazil)	369,900	2,282,068
Phillips 66	53,255	4,298,744
Pioneer Natural Resources Co.(a)	50,633	10,963,564
PTT Exploration & Production PCL (Thailand)	8,700	37,099
Range Resources Corp.	960	24,250
Reliance Industries Ltd. (India)	23,480	681,438
Repsol SA (Spain)	316,839	3,640,560
Rosneft Oil Co. PJSC (Russia)^	19,154	—

A20

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Shaanxi Coal Industry Co. Ltd. (China) (Class A Stock)	16,600	$52,849
Shanxi Coking Coal Energy Group Co. Ltd. (China) (Class A Stock)	4,900	10,245
Shanxi Lu’an Environmental Energy Development Co. Ltd. (China) (Class A Stock)	14,200	33,552
Shell PLC (Netherlands)	644,841	15,997,171
SM Energy Co.	42,500	1,598,425
Southwestern Energy Co.*	11,100	67,932
Suncor Energy, Inc. (Canada)	18,900	532,240
Surgutneftegas PJSC (Russia)^	55,200	—
Talos Energy, Inc.*	28,800	479,520
Targa Resources Corp.	17,397	1,049,735
Tatneft PJSC (Russia)^	133,140	—
TotalEnergies SE (France)(a)	270,876	12,708,035
United Tractors Tbk PT (Indonesia)	213,200	457,771
Valero Energy Corp.	156,993	16,774,702
Whitehaven Coal Ltd. (Australia)	103,625	601,217
Williams Cos., Inc. (The)	314,280	8,997,836
World Fuel Services Corp.	31,200	731,328
Yankuang Energy Group Co. Ltd. (China) (Class H Stock)	10,000	36,107
		297,595,098
Paper & Forest Products — 0.0%
Empresas CMPC SA (Chile)	5,922	9,013
Hokuetsu Corp. (Japan)	94,300	491,270
Louisiana-Pacific Corp.	755	38,648
Oji Holdings Corp. (Japan)	54,900	203,715
Stora Enso OYJ (Finland) (Class R Stock)	40,082	509,180
Suzano SA (Brazil)	10,000	82,809
		1,334,635
Personal Products — 0.4%
BellRing Brands, Inc.*(a)	5,400	111,294
Best World International Ltd. (Singapore)*^	25,901	2
By-health Co. Ltd. (China) (Class A Stock)	2,700	6,646
Colgate-Palmolive India Ltd. (India)	953	19,041
Coty, Inc. (Class A Stock)*(a)	173,020	1,093,486
elf Beauty, Inc.*	13,400	504,108
Estee Lauder Cos., Inc. (The) (Class A Stock)	31,095	6,713,410
Haleon PLC (United Kingdom)*	347,517	1,083,546
Hengan International Group Co. Ltd. (China)	5,000	22,354
Hindustan Unilever Ltd. (India)	4,223	139,272
L’Oreal SA (France)	34,201	10,935,498
Unilever PLC (United Kingdom)	308,534	13,556,939
YA-MAN Ltd. (Japan)	117,300	946,091
		35,131,687
Pharmaceuticals — 3.4%
Aerie Pharmaceuticals, Inc.*	18,200	275,366
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Amneal Pharmaceuticals, Inc.*	185,500	$374,710
Amphastar Pharmaceuticals, Inc.*(a)	35,300	991,930
Astellas Pharma, Inc. (Japan)	121,200	1,605,572
AstraZeneca PLC (United Kingdom)	81,075	8,912,533
AstraZeneca PLC (United Kingdom), ADR	144,563	7,927,835
Bayer AG (Germany)	118,208	5,446,380
Bristol-Myers Squibb Co.	695,795	49,464,067
Catalent, Inc.*	1,288	93,200
China Medical System Holdings Ltd. (China)	94,000	111,976
Chugai Pharmaceutical Co. Ltd. (Japan)	51,300	1,281,632
Cipla Ltd. (India)	2,891	39,415
CSPC Pharmaceutical Group Ltd. (China)	45,600	45,198
Dong-E-E-Jiao Co. Ltd. (China) (Class A Stock)	10,600	47,914
Dr. Reddy’s Laboratories Ltd. (India)	702	37,159
Eisai Co. Ltd. (Japan)	18,000	965,863
Elanco Animal Health, Inc.*	4,780	59,320
Eli Lilly & Co.	121,169	39,179,996
Evolus, Inc.*(a)	26,200	210,910
Faes Farma SA (Spain)	103,282	374,147
GSK PLC	661,035	9,547,136
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (China) (Class A Stock)	13,000	47,094
Harmony Biosciences Holdings, Inc.*	4,600	203,734
Hypera SA (Brazil)	91,186	752,058
Indivior PLC (United Kingdom)*	63,925	202,683
Ipsen SA (France)	31,365	2,902,835
Jazz Pharmaceuticals PLC*	79,464	10,591,757
Johnson & Johnson	192,038	31,371,328
Joincare Pharmaceutical Group Industry Co. Ltd. (China) (Class A Stock)	30,600	44,939
Kaken Pharmaceutical Co. Ltd. (Japan)	45,400	1,196,000
Kalbe Farma Tbk PT (Indonesia)	117,300	14,069
Kyowa Kirin Co. Ltd. (Japan)	20,000	459,844
Merck & Co., Inc.	360,139	31,015,171
Merck KGaA (Germany)	55,892	9,047,840
Nippon Shinyaku Co. Ltd. (Japan)	3,300	168,372
Novartis AG (Switzerland)	149,681	11,411,229
Novo Nordisk A/S (Denmark), ADR	60,499	6,027,515
Novo Nordisk A/S (Denmark) (Class B Stock)	175,263	17,459,316
Ono Pharmaceutical Co. Ltd. (Japan)	163,300	3,814,482
Organon & Co.	2,725	63,765
Orion OYJ (Finland) (Class B Stock)	20,393	858,698
Pacira BioSciences, Inc.*	7,405	393,872
Perrigo Co. PLC	1,440	51,350
Pfizer, Inc.	828,615	36,260,192
Pliant Therapeutics, Inc.*	10,608	221,601
Prestige Consumer Healthcare, Inc.*(a)	27,145	1,352,635
Revance Therapeutics, Inc.*(a)	10,057	271,539
Richter Gedeon Nyrt (Hungary)	61,915	1,060,481
Roche Holding AG	59,405	19,338,274

A21

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Royalty Pharma PLC (Class A Stock)	3,935	$158,108
Sanofi (France)	175,963	13,398,970
Shionogi & Co. Ltd. (Japan)	19,000	917,589
Sun Pharmaceutical Industries Ltd. (India)	24,268	281,845
Takeda Pharmaceutical Co. Ltd. (Japan)	99,900	2,594,184
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	236,700	1,910,169
Torii Pharmaceutical Co. Ltd. (Japan)	66,600	1,324,331
Torrent Pharmaceuticals Ltd. (India)	810	15,443
Tsumura & Co. (Japan)	13,100	279,662
Viatris, Inc.	12,995	110,717
		334,585,950
Professional Services — 0.5%
ALS Ltd. (Australia)	51,663	334,722
ASGN, Inc.*(a)	15,435	1,394,861
Barrett Business Services, Inc.	7,800	608,400
Booz Allen Hamilton Holding Corp.	71,575	6,609,951
CACI International, Inc. (Class A Stock)*	240	62,654
Clarivate PLC*(a)	5,075	47,654
CoStar Group, Inc.*	209,205	14,571,128
Dun & Bradstreet Holdings, Inc.	2,705	33,515
Equifax, Inc.	639	109,544
FTI Consulting, Inc.*	194	32,148
Heidrick & Struggles International, Inc.	7,500	194,925
HireRight Holdings Corp.*	8,368	127,696
Huron Consulting Group, Inc.*	7,109	470,971
Insperity, Inc.	15,300	1,561,977
Jacobs Solutions, Inc.	1,340	145,377
KBR, Inc.(a)	77,420	3,346,092
Kelly Services, Inc. (Class A Stock)	13,800	187,542
Korn Ferry	31,500	1,478,925
Leidos Holdings, Inc.	15,660	1,369,780
ManpowerGroup, Inc.	594	38,426
Nielsen Holdings PLC	3,840	106,445
Pagegroup PLC (United Kingdom)	22,310	91,675
Randstad NV (Netherlands)(a)	126,179	5,445,994
Resources Connection, Inc.	5,500	99,385
Robert Half International, Inc.	155	11,858
Science Applications International Corp.	620	54,827
SmartGroup Corp. Ltd. (Australia)	179,961	575,606
TransUnion	540	32,125
TriNet Group, Inc.*	11,700	833,274
TrueBlue, Inc.*	9,500	181,260
Wolters Kluwer NV (Netherlands)	122,911	11,968,288
		52,127,025
Real Estate Management & Development — 0.4%
Aldar Properties PJSC (United Arab Emirates)	419,634	479,037
A-Living Smart City Services Co. Ltd. (China) (Class H Stock), 144A	576,000	453,102
Capitaland Investment Ltd. (Singapore)	654,645	1,574,988
Castellum AB (Sweden)	4,083	45,749
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
CBRE Group, Inc. (Class A Stock)*	1,760	$118,818
Central Pattana PCL (Thailand)	11,200	19,264
China Jinmao Holdings Group Ltd. (China)	2,088,000	424,718
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	2,500	5,720
China Overseas Land & Investment Ltd. (China)	177,500	461,771
China Overseas Property Holdings Ltd. (China)	100,000	86,719
China Resources Mixc Lifestyle Services Ltd. (China), 144A	11,000	41,985
City Developments Ltd. (Singapore)	292,000	1,538,877
CK Asset Holdings Ltd. (Hong Kong)	919,835	5,522,126
Country Garden Holdings Co. Ltd. (China)	1,949,000	450,220
Cushman & Wakefield PLC*(a)	26,500	303,425
DLF Ltd. (India)	4,515	19,605
Emaar Properties PJSC (United Arab Emirates)	445,613	699,224
ESR Group Ltd. (China), 144A	53,000	133,315
Fastighets AB Balder (Sweden) (Class B Stock)*	9,978	39,829
Grainger PLC (United Kingdom)	181,251	461,682
Hang Lung Properties Ltd. (Hong Kong)	284,000	466,367
Henderson Land Development Co. Ltd. (Hong Kong)	155,200	434,593
Hongkong Land Holdings Ltd. (Hong Kong)	209,331	919,805
Hopson Development Holdings Ltd. (China)	404,845	421,551
Howard Hughes Corp. (The)*	6,102	337,990
Intershop Holding AG (Switzerland)	602	378,255
Jones Lang LaSalle, Inc.*	506	76,441
K Wah International Holdings Ltd. (Hong Kong)	7,637,000	2,371,075
KE Holdings, Inc. (China), ADR*(a)	73,315	1,284,479
Kerry Properties Ltd. (Hong Kong)	311,500	590,470
Kojamo OYJ (Finland)	31,216	402,032
Land & Houses PCL (Thailand)	2,877,200	676,110
Longfor Group Holdings Ltd. (China), 144A	11,000	31,532
Marcus & Millichap, Inc.	2,600	85,228
Mitsubishi Estate Co. Ltd. (Japan)	25,667	338,193
Mitsui Fudosan Co. Ltd. (Japan)	66,561	1,267,986
New World Development Co. Ltd. (Hong Kong)	473,500	1,344,782
Newmark Group, Inc. (Class A Stock)	92,100	742,326
Nexity SA (France)	26,843	544,955
Opendoor Technologies, Inc.*(a)	3,640	11,320
Pandox AB (Sweden)*	37,338	395,310
Poly Developments & Holdings Group Co. Ltd. (China) (Class A Stock)	21,800	54,882
PSP Swiss Property AG (Switzerland)	1,016	101,562
Samhallsbyggnadsbolaget i Norden AB (Sweden)(a)	54,153	58,949

A22

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Shun Tak Holdings Ltd. (Hong Kong)*	9,296,000	$1,296,223
Shurgard Self Storage SA (Belgium)	7,853	319,261
Sino Land Co. Ltd. (Hong Kong)	850,000	1,118,028
Sun Hung Kai Properties Ltd. (Hong Kong)	90,932	1,003,550
Sunac China Holdings Ltd. (China)*^	23,000	9,088
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	163,500	1,222,087
Swire Properties Ltd. (Hong Kong)	105,836	227,682
Tokyo Tatemono Co. Ltd. (Japan)	13,500	192,084
Tokyu Fudosan Holdings Corp. (Japan)	96,530	501,251
VGP NV (Belgium)	2,305	219,854
Vonovia SE (Germany)	3,962	85,507
WeWork, Inc. (Class A Stock)*	975	2,584
Wharf Holdings Ltd. (The) (China)	7,000	22,386
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	216,226	980,237
Yanlord Land Group Ltd. (China)	2,005,100	1,325,974
Yuexiu Property Co. Ltd. (China)	382,400	460,779
Zillow Group, Inc. (Class A Stock)*	580	16,605
Zillow Group, Inc. (Class C Stock)*	1,615	46,205
		35,265,752
Road & Rail — 0.4%
AMERCO	92	46,848
Avis Budget Group, Inc.*(a)	310	46,023
Covenant Logistics Group, Inc.	3,900	111,930
CSX Corp.	17,055	454,345
Daqin Railway Co. Ltd. (China) (Class A Stock)	7,500	7,100
Daseke, Inc.*	52,100	281,861
Full Truck Alliance Co. Ltd. (China), ADR*(a)	151,557	992,698
Grab Holdings Ltd. (Singapore) (Class A Stock)*(a)	135,659	356,783
Hertz Global Holdings, Inc.*(a)	2,190	35,653
J.B. Hunt Transport Services, Inc.	7,808	1,221,327
Knight-Swift Transportation Holdings, Inc.	1,675	81,958
Landstar System, Inc.	28	4,042
Lyft, Inc. (Class A Stock)*	605	7,968
Norfolk Southern Corp.	2,484	520,771
Redde Northgate PLC (United Kingdom)	316,460	1,017,188
Ryder System, Inc.	65,770	4,964,977
Saia, Inc.*(a)	1,916	364,040
Schneider National, Inc. (Class B Stock)	565	11,470
Uber Technologies, Inc.*	237,158	6,284,687
Union Pacific Corp.	110,812	21,588,394
XPO Logistics, Inc.*(a)	93,603	4,167,206
		42,567,269
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc.*	20,870	1,322,323
AIXTRON SE (Germany)	8,592	206,674
Allegro MicroSystems, Inc. (Japan)*(a)	18,000	393,300
Alpha & Omega Semiconductor Ltd.*	3,300	101,508
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Amkor Technology, Inc.(a)	110,000	$1,875,500
Analog Devices, Inc.	4,439	618,530
ASE Technology Holding Co. Ltd. (Taiwan)	207,000	514,622
ASML Holding NV (Netherlands) (XAMS)	25,438	10,538,431
ASML Holding NV (Netherlands) (XNGS)	8,346	3,466,511
Broadcom, Inc.	102,282	45,414,231
Cirrus Logic, Inc.*	17,920	1,232,896
Daqo New Energy Corp. (China), ADR*	300	15,924
Diodes, Inc.*	27,000	1,752,570
Enphase Energy, Inc.*	73,526	20,401,259
Ferrotec Holdings Corp. (Japan)	98,000	1,597,766
First Solar, Inc.*	1,110	146,820
GLOBALFOUNDRIES, Inc.*(a)	515	24,900
Globalwafers Co. Ltd. (Taiwan)	1,000	11,406
Infineon Technologies AG (Germany)	86,484	1,892,619
Intel Corp.	783,805	20,198,655
Lam Research Corp.	5,321	1,947,486
Lattice Semiconductor Corp.*	95,200	4,684,792
LONGi Green Energy Technology Co. Ltd. (China) (Class A Stock)	58,897	392,465
MACOM Technology Solutions Holdings, Inc.*	1,924	99,644
Marvell Technology, Inc.	9,030	387,477
MaxLinear, Inc.*	48,667	1,587,518
MediaTek, Inc. (Taiwan)	7,000	120,795
Microchip Technology, Inc.	171,671	10,477,081
Micron Technology, Inc.	156,725	7,851,922
MKS Instruments, Inc.	44,346	3,664,753
Novatek Microelectronics Corp. (Taiwan)	51,000	349,050
NVIDIA Corp.	217,163	26,361,417
NXP Semiconductors NV (China)	65,526	9,665,740
ON Semiconductor Corp.*	1,750	109,078
PDF Solutions, Inc.*	26,600	652,498
Photronics, Inc.*	212,100	3,100,902
Qorvo, Inc.*	1,104	87,669
QUALCOMM, Inc.	228,488	25,814,574
Rohm Co. Ltd. (Japan)	14,400	943,722
Semtech Corp.*	20,800	611,728
Silergy Corp. (China)	24,630	321,223
SK Hynix, Inc. (South Korea)	11,780	673,819
Skyworks Solutions, Inc.	1,721	146,750
STMicroelectronics NV (Singapore)	123,291	3,831,548
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	143,000	1,895,521
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	27,196	1,864,558
Teradyne, Inc.	175	13,151
Texas Instruments, Inc.	22,785	3,526,662
Tower Semiconductor Ltd. (Israel)*	17,248	757,877
Ultra Clean Holdings, Inc.*	3,900	100,425
United Microelectronics Corp. (Taiwan)*	507,614	568,070
Universal Display Corp.(a)	3,079	290,504

A23

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Wolfspeed, Inc.*	1,235	$127,650
		224,754,514
Software — 4.1%
A10 Networks, Inc.(a)	35,500	471,085
ACI Worldwide, Inc.*	7,500	156,750
Adobe, Inc.*	69,594	19,152,269
Agilysys, Inc.*(a)	16,700	924,345
Altium Ltd. (Australia)	8,244	179,624
ANSYS, Inc.*	420	93,114
Atlassian Corp. PLC (Class A Stock)*	47,313	9,963,645
Autodesk, Inc.*	55,900	10,442,120
Bill.com Holdings, Inc.*	1,030	136,341
Black Knight, Inc.*	1,500	97,095
Blackbaud, Inc.*(a)	17,200	757,832
Box, Inc. (Class A Stock)*(a)	55,700	1,358,523
Cadence Design Systems, Inc.*	91,000	14,872,130
CCC Intelligent Solutions Holdings, Inc.*	940	8,554
Ceridian HCM Holding, Inc.*	1,230	68,732
Citrix Systems, Inc.	711	73,944
Clear Secure, Inc. (Class A Stock)*(a)	16,074	367,452
CommVault Systems, Inc.*	30,100	1,596,504
Computer Engineering & Consulting Ltd. (Japan)	48,500	493,369
Consensus Cloud Solutions, Inc.*	2,765	130,784
Coupa Software, Inc.*	370	21,756
Crowdstrike Holdings, Inc. (Class A Stock)*	89,705	14,784,281
CyberArk Software Ltd.*	15,787	2,367,103
Dassault Systemes SE (France)	322,532	11,135,441
Descartes Systems Group, Inc. (The) (Canada)*	2,521	160,159
Dolby Laboratories, Inc. (Class A Stock)	642	41,826
Dropbox, Inc. (Class A Stock)*	110	2,279
eGain Corp.*	113,300	832,755
EngageSmart, Inc.*	24,400	504,836
Guidewire Software, Inc.*	917	56,469
HubSpot, Inc.*	4,346	1,173,941
Informatica, Inc. (Class A Stock)*	240	4,817
Intuit, Inc.	1,700	658,444
Jamf Holding Corp.*	105	2,327
KnowBe4, Inc. (Class A Stock)*	26,542	552,339
Manhattan Associates, Inc.*	256	34,056
Microsoft Corp.	934,566	217,660,421
nCino, Inc.*	580	19,784
NCR Corp.*	1,305	24,808
Nemetschek SE (Germany)	9,661	458,576
NortonLifeLock, Inc.	3,935	79,251
Nutanix, Inc. (Class A Stock)*	1,055	21,976
OneSpan, Inc.*	48,900	421,029
Oracle Corp.	96,975	5,922,263
Oracle Corp. (Japan)	11,600	614,859
PagerDuty, Inc.*(a)	3,767	86,905
Paycom Software, Inc.*	41,500	13,694,585
Paycor HCM, Inc.*(a)	450	13,302
Paylocity Holding Corp.*	11,600	2,802,328
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Procore Technologies, Inc.*	155	$7,669
Progress Software Corp.	11,100	472,305
Qualys, Inc.*	1,700	236,963
Rimini Street, Inc.*	23,100	107,646
Roper Technologies, Inc.	23,817	8,565,546
Salesforce, Inc.*	168,344	24,214,601
Sapiens International Corp. NV (Israel)	5,000	95,900
SentinelOne, Inc. (Class A Stock)*	550	14,058
ServiceNow, Inc.*	13,500	5,097,735
Smartsheet, Inc. (Class A Stock)*	42,045	1,444,666
Sprout Social, Inc. (Class A Stock)*(a)	13,292	806,559
SPS Commerce, Inc.*	17,800	2,211,294
Sumo Logic, Inc.*	34,600	259,500
Synopsys, Inc.*	54,300	16,589,193
Tata Elxsi Ltd. (India)	2,188	227,749
Teradata Corp.*	485	15,064
TOTVS SA (Brazil)	3,300	18,041
Trend Micro, Inc. (Japan)	16,600	894,122
Tyler Technologies, Inc.*	45	15,637
UiPath, Inc. (Class A Stock)*(a)	3,640	45,900
Unity Software, Inc.*(a)	725	23,098
Upland Software, Inc.*(a)	98,800	803,244
Verint Systems, Inc.*	74,112	2,488,681
VMware, Inc. (Class A Stock)	1,121	119,342
WiseTech Global Ltd. (Australia)	9,430	308,102
Xperi Holding Corp.(a)	90,000	1,272,600
Zoom Video Communications, Inc. (Class A Stock)*	1,335	98,243
		401,950,586
Specialty Retail — 1.2%
Abu Dhabi National Oil Co. for Distribution PJSC (United Arab Emirates)	406,351	491,187
Advance Auto Parts, Inc.	574	89,739
Asbury Automotive Group, Inc.*	32,900	4,971,190
AutoNation, Inc.*(a)	37,590	3,829,293
AutoZone, Inc.*(a)	1,118	2,394,678
Bath & Body Works, Inc.	73,055	2,381,593
Best Buy Co., Inc.	65,172	4,127,995
Burlington Stores, Inc.*	26	2,909
CarMax, Inc.*(a)	1,510	99,690
Chow Tai Fook Jewellery Group Ltd. (China)	598,800	1,125,371
Citi Trends, Inc.*	6,449	100,024
Dick’s Sporting Goods, Inc.(a)	570	59,645
Dunelm Group PLC (United Kingdom)	54,189	438,600
Fast Retailing Co. Ltd. (Japan)	3,800	2,013,789
Fnac Darty SA (France)	20,650	570,783
Foschini Group Ltd. (The) (South Africa)	2,323	15,098
Frasers Group PLC (United Kingdom)*	38,806	290,856
GameStop Corp. (Class A Stock)*(a)	2,880	72,374
Gap, Inc. (The)	2,200	18,062
Group 1 Automotive, Inc.	21,100	3,014,557
Home Depot, Inc. (The)	96,526	26,635,384
Hornbach Holding AG & Co. KGaA (Germany)	4,478	280,854

A24

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
IDOM, Inc. (Japan)	96,500	$582,372
Industria de Diseno Textil SA (Spain)	310,250	6,402,517
JB Hi-Fi Ltd. (Australia)(a)	202,436	4,899,054
JD Sports Fashion PLC (United Kingdom)	2,366,893	2,607,556
JUMBO SA (Greece)	47,859	637,210
Kingfisher PLC (United Kingdom)	1,329,540	3,236,390
Komeri Co. Ltd. (Japan)	42,600	813,297
Leslie’s, Inc.*	165	2,427
Lithia Motors, Inc.(a)	12,775	2,740,876
Lojas Renner SA (Brazil)	6,400	33,125
Lowe’s Cos., Inc.	70,936	13,322,490
MarineMax, Inc.*(a)	18,000	536,220
Mr. Price Group Ltd. (South Africa)	12,271	116,907
Nishimatsuya Chain Co. Ltd. (Japan)	41,600	386,203
ODP Corp. (The)*	40,400	1,420,060
OneWater Marine, Inc. (Class A Stock)*	4,500	135,495
O’Reilly Automotive, Inc.*	14,164	9,962,249
Penske Automotive Group, Inc.(a)	5,370	528,569
Pepkor Holdings Ltd. (South Africa), 144A	9,984	11,467
Petco Health & Wellness Co., Inc.*	780	8,705
Premier Investments Ltd. (Australia)	67,785	976,517
PTT Oil & Retail Business PCL (Thailand)	20,800	14,169
RH*(a)	120	29,528
Ross Stores, Inc.	2,130	179,495
Shimamura Co. Ltd. (Japan)	45,600	3,859,033
Signet Jewelers Ltd.(a)	7,000	400,330
Tilly’s, Inc. (Class A Stock)	38,500	266,420
TJX Cos., Inc. (The)	119,517	7,424,396
TravelCenters of America, Inc.*	17,100	922,203
Ulta Beauty, Inc.*	10,100	4,052,019
USS Co. Ltd. (Japan)	115,500	1,783,796
Victoria’s Secret & Co.*	300	8,736
Williams-Sonoma, Inc.	128	15,085
		121,338,587
Technology Hardware, Storage & Peripherals — 2.7%
Acer, Inc. (Taiwan)	683,000	470,239
Advantech Co. Ltd. (Taiwan)	50,188	462,306
Apple, Inc.	1,743,650	240,972,430
Asustek Computer, Inc. (Taiwan)	73,000	535,302
Brother Industries Ltd. (Japan)	16,900	291,974
Canon, Inc. (Japan)	20,900	456,509
Catcher Technology Co. Ltd. (Taiwan)	86,000	465,700
Compal Electronics, Inc. (Taiwan)	705,000	480,729
Dell Technologies, Inc. (Class C Stock)(a)	143,055	4,888,189
Hewlett Packard Enterprise Co.	344,720	4,129,746
HP, Inc.	6,000	149,520
Lenovo Group Ltd. (China)	38,000	26,284
Lite-On Technology Corp. (Taiwan)	238,000	477,349
MCJ Co. Ltd. (Japan)	193,900	1,329,849
Micro-Star International Co. Ltd. (Taiwan)	137,000	461,159
Pegatron Corp. (Taiwan)	249,000	457,017
Pure Storage, Inc. (Class A Stock)*	245,800	6,727,546
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Quadient SA (France)	45,264	$626,502
Ricoh Co. Ltd. (Japan)	102,800	752,722
Samsung Electronics Co. Ltd. (South Korea)	19,832	728,216
Seiko Epson Corp. (Japan)	51,600	704,570
Super Micro Computer, Inc.*	40,300	2,219,321
Western Digital Corp.*	3,360	109,368
Wistron Corp. (Taiwan)	539,000	449,671
Wiwynn Corp. (Taiwan)	1,000	25,270
		268,397,488
Textiles, Apparel & Luxury Goods — 0.9%
Asics Corp. (Japan)	10,800	172,001
Brunello Cucinelli SpA (Italy)	39,742	1,921,968
Burberry Group PLC (United Kingdom)	116,983	2,336,794
Capri Holdings Ltd.*	50,145	1,927,574
Carter’s, Inc.(a)	450	29,489
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	68,527	6,468,635
Columbia Sportswear Co.	391	26,314
Deckers Outdoor Corp.*	8,625	2,696,261
Descente Ltd. (Japan)	9,900	227,278
Dr. Martens PLC (United Kingdom)	72,495	177,623
Eclat Textile Co. Ltd. (Taiwan)	1,000	12,278
F&F Co. Ltd. (South Korea)	130	12,330
Feng TAY Enterprise Co. Ltd. (Taiwan)	3,000	14,839
Goldwin, Inc. (Japan)	2,700	142,726
Hanesbrands, Inc.	3,875	26,970
Hermes International (France)	9,419	11,077,878
HUGO BOSS AG (Germany)	101,474	4,724,716
Kontoor Brands, Inc.(a)	15,067	506,402
Li Ning Co. Ltd. (China)	12,500	94,849
Lululemon Athletica, Inc.*	36,073	10,084,568
LVMH Moet Hennessy Louis Vuitton SE (France)	50,582	29,821,872
Moncler SpA (Italy)	14,896	608,122
NIKE, Inc. (Class B Stock)	52,067	4,327,809
On Holding AG (Switzerland) (Class A Stock)*	22,352	358,750
Page Industries Ltd. (India)	396	245,491
PVH Corp.	156,959	7,031,763
Ralph Lauren Corp.(a)	23,307	1,979,464
Skechers USA, Inc. (Class A Stock)*	1,220	38,698
Swatch Group AG (The) (Switzerland)	7,096	297,272
Tapestry, Inc.	2,340	66,526
Titan Co. Ltd. (India)	22,983	730,799
Under Armour, Inc. (Class A Stock)*	2,055	13,666
Under Armour, Inc. (Class C Stock)*	2,225	13,261
VF Corp.	3,745	112,013
		88,326,999
Thrifts & Mortgage Finance — 0.1%
Deutsche Pfandbriefbank AG (Germany), 144A	146,011	1,004,832
Enact Holdings, Inc.(a)	20,600	456,702
Essent Group Ltd.	9,800	341,726
Genworth Mortgage Insurance Australia Ltd. (Australia)	107,107	186,593

A25

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (cont’d.)
MGIC Investment Corp.	3,245	$41,601
Mr. Cooper Group, Inc.*	16,800	680,400
New York Community Bancorp, Inc.	4,955	42,266
NMI Holdings, Inc. (Class A Stock)*	92,000	1,874,040
PennyMac Financial Services, Inc.	8,100	347,490
Radian Group, Inc.	6,500	125,385
Rocket Cos., Inc. (Class A Stock)	340	2,149
TFS Financial Corp.	585	7,605
UWM Holdings Corp.	350	1,025
WSFS Financial Corp.	8,271	384,271
		5,496,085
Tobacco — 0.5%
Altria Group, Inc.	19,300	779,334
British American Tobacco PLC (United Kingdom)	361,926	12,977,774
Imperial Brands PLC (United Kingdom)	439,904	9,045,689
ITC Ltd. (India)	69,092	280,806
Japan Tobacco, Inc. (Japan)	166,600	2,737,698
KT&G Corp. (South Korea)	10,552	637,130
Philip Morris International, Inc.	195,510	16,229,285
Scandinavian Tobacco Group A/S (Denmark), 144A	319,099	4,629,372
Turning Point Brands, Inc.	11,600	246,268
Vector Group Ltd.	41,900	369,139
		47,932,495
Trading Companies & Distributors — 0.6%
Adani Enterprises Ltd. (India)	1,888	79,682
AddTech AB (Sweden) (Class B Stock)	15,380	202,042
Air Lease Corp.	1,115	34,576
Applied Industrial Technologies, Inc.	3,800	390,564
Ashtead Group PLC (United Kingdom)	65,877	2,958,525
Boise Cascade Co.	75,800	4,507,068
Brenntag SE (Germany)	18,078	1,092,851
Bunzl PLC (United Kingdom)	27,353	835,716
Core & Main, Inc. (Class A Stock)*(a)	70,868	1,611,538
GMS, Inc.*	27,400	1,096,274
Grafton Group PLC (United Kingdom), UTS	75,216	558,347
H&E Equipment Services, Inc.	7,300	206,882
Howden Joinery Group PLC (United Kingdom)	260,697	1,456,395
IMCD NV (Netherlands)	2,099	248,861
Inabata & Co. Ltd. (Japan)	34,900	562,056
ITOCHU Corp. (Japan)	18,700	451,379
Kloeckner & Co. SE (Germany)	26,719	203,850
Marubeni Corp. (Japan)	886,400	7,734,277
Mitsubishi Corp. (Japan)	99,700	2,726,817
Mitsui & Co. Ltd. (Japan)	448,000	9,533,340
MSC Industrial Direct Co., Inc. (Class A Stock)	490	35,677
Rexel SA (France)*	14,797	221,759
RS Group PLC (United Kingdom)	27,698	295,673
Rush Enterprises, Inc. (Class A Stock)	9,873	433,030
Rush Enterprises, Inc. (Class B Stock)	2,700	129,357
SiteOne Landscape Supply, Inc.*	170	17,704
Sojitz Corp. (Japan)	5,600	82,050
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Sumitomo Corp. (Japan)	678,900	$8,387,389
Titan Machinery, Inc.*	29,900	844,974
United Rentals, Inc.*	398	107,508
Univar Solutions, Inc.*	199,865	4,544,930
Veritiv Corp.*(a)	39,000	3,813,030
W.W. Grainger, Inc.(a)	3,300	1,614,327
Watsco, Inc.	166	42,738
WESCO International, Inc.*	33,410	3,988,486
Yuasa Trading Co. Ltd. (Japan)	10,700	258,940
		61,308,612
Transportation Infrastructure — 0.0%
Airports of Thailand PCL (Thailand)*	398,034	762,394
CCR SA (Brazil)	6,800	15,833
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	1,140	22,416
Shanghai International Port Group Co. Ltd. (China) (Class A Stock)	67,640	52,542
		853,185
Water Utilities — 0.1%
American Water Works Co., Inc.	1,912	248,866
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	53,800	494,880
Essential Utilities, Inc.	140,080	5,796,510
SJW Group	15,500	892,800
		7,433,056
Wireless Telecommunication Services — 0.1%
Airtel Africa PLC (Nigeria), 144A	61,815	88,661
Etihad Etisalat Co. (Saudi Arabia)	1,875	17,670
Far EasTone Telecommunications Co. Ltd. (Taiwan)	8,000	18,203
Freenet AG (Germany)	5,015	95,042
Mobile Telecommunications Co. KSCP (Kuwait)	79,248	149,588
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	551,000	288,632
SoftBank Group Corp. (Japan)	178,300	6,042,785
Telephone & Data Systems, Inc.(a)	64,600	897,940
T-Mobile US, Inc.*	45,798	6,144,718
Turkcell Iletisim Hizmetleri A/S (Turkey)	61,105	64,937
		13,808,176

Total Common Stocks (cost $6,534,125,530)		5,814,199,521
Exchange-Traded Funds — 1.5%
Energy Select Sector SPDR Fund	151,000	10,875,020
Financial Select Sector SPDR Fund	671,500	20,386,740
iShares Core S&P 500 ETF	142,000	50,928,300
iShares MSCI EAFE ETF(a)	86,846	4,864,244
iShares MSCI EAFE Small-Cap ETF	69,900	3,409,722
iShares Russell 1000 Value ETF(a)	12,150	1,652,279
Materials Select Sector SPDR Fund	57,500	3,910,575

A26

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Exchange-Traded Funds (continued)
SPDR S&P 500 ETF Trust	144,400	$51,576,792

Total Exchange-Traded Funds (cost $176,998,336)		147,603,672
Preferred Stocks — 0.2%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	7,508	487,556
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)*	31,816	2,572,455
Hyundai Motor Co. (South Korea) (2nd PRFC)	745	43,313
Hyundai Motor Co. (South Korea) (PRFC)	520	30,401
Porsche Automobil Holding SE (Germany) (PRFC)	21,728	1,224,223
Volkswagen AG (Germany) (PRFC)	12,593	1,538,764
		5,896,712
Banks — 0.0%
Bancolombia SA (Colombia) (PRFC)	3,255	19,784
Capital Markets — 0.0%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	60,000	1,467,000
Chemicals — 0.0%
Braskem SA (Brazil) (PRFC A)	93,700	455,789
LG Chem Ltd. (South Korea) (PRFC)	169	29,433
		485,222
Electric Utilities — 0.0%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	10,600	88,721
Cia Energetica de Minas Gerais (Brazil) (PRFC)	316,953	633,982
Cia Paranaense de Energia (Brazil) (PRFC B)	16,100	19,639
		742,342
Health Care Equipment & Supplies — 0.0%
Draegerwerk AG & Co. KGaA (Germany) (PRFC)	9,869	412,751
Life Sciences Tools & Services — 0.1%
Sartorius AG (Germany) (PRFC)	14,938	5,167,119
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	779,100	3,529,842
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	205,400	1,140,783
Surgutneftegas PJSC (Russia) (PRFC)^	144,000	1
		1,140,784
Personal Products — 0.0%
LG H&H Co. Ltd. (South Korea) (PRFC)	32	7,331
	Shares	Value

Preferred Stocks (continued)
Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	11,523	$374,300

Total Preferred Stocks (cost $23,858,738)		19,243,187

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 5.3%
Automobiles — 0.1%
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		2,000	1,831,662
JPMorgan Chase Bank, NA,
Series 2021-02, Class E, 144A
2.280%	12/26/28		311	299,450
Series 2021-03, Class D, 144A
1.009%	02/26/29		173	163,726
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32		409	401,955
Santander Bank NA,
Series 2021-01A, Class C, 144A
3.268%	12/15/31		372	359,157
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		600	543,533
				3,599,483
Collateralized Loan Obligations — 5.2%
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.883%(c)	10/25/33		11,250	10,912,812
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-08A, Class AR2A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.969%(c)	10/27/34		10,500	10,115,137
Ares European CLO DAC (Ireland),
Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.250%(c)	04/15/30	EUR	2,000	1,801,051
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.840%(c)	10/17/32		8,000	7,735,859
Bain Capital Euro CLO DAC (Ireland),
Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.225%(c)	01/24/33	EUR	14,000	13,154,043
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
3.522%(c)	10/15/33		5,000	4,846,227

A27

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Barings Loan Partners CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.810%(c)	01/20/34		15,700	$15,113,705
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
3.462%(c)	10/15/30		26,100	25,629,574
BlueMountain Fuji US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.710%(c)	10/20/30		10,000	9,818,480
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.890%(c)	01/20/35		10,125	9,733,467
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.890%(c)	07/20/34		8,250	7,930,207
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.050%(c)	01/15/34	EUR	15,250	14,228,973
CIFC Funding Ltd. (Cayman Islands),
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.652%(c)	07/15/34		9,000	8,616,441
CVC Cordatus Loan Fund DAC (Ireland),
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)
1.630%(c)	09/15/31	EUR	5,450	5,158,176
Elevation CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.993%(c)	01/25/35		17,500	16,727,175
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
4.160%(c)	10/20/33		10,000	9,680,247
Series 2020-04A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
4.130%(c)	01/17/34		5,250	5,117,983
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.000%(c)	10/15/34	EUR	8,500	7,798,742
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.909%(c)	01/22/31		15,000	14,670,909
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.652%(c)	04/15/34		10,000	9,606,434
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.890%(c)	10/20/31		7,000	6,784,652
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
4.056%(c)	04/15/33		19,000	$18,303,519
Hayfin Emerald CLO DAC (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.439%(c)	11/17/32	EUR	26,500	24,976,447
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.650%(c)	07/15/31	EUR	9,000	8,514,606
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.692%(c)	01/15/31		13,500	13,188,317
Series 32A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
3.832%(c)	01/15/32		28,850	28,293,437
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.592%(c)	10/15/32		15,500	14,961,062
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.880%(c)	01/18/34		8,500	8,219,554
Marathon CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1S, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
4.605%(c)	11/15/31		35,000	34,283,077
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
3.940%(c)	10/20/34		13,250	12,688,435
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.423%(c)	10/12/30		5,500	5,405,216
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.990%(c)	01/20/32		11,750	11,492,808
Silver Creek CLO Ltd.,
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.950%(c)	07/20/30		10,068	9,934,316
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
4.030%(c)	10/20/32		39,250	38,192,738
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
0.975%(c)	04/25/30	EUR	4,991	4,767,855
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.963%(c)	07/25/34		5,150	4,921,559

A28

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.980%(c)	01/17/30		10,577	$10,427,881
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.920%(c)	10/20/34		12,000	11,384,539
Voya Euro CLO DAC (Ireland),
Series 04A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)
0.970%(c)	10/15/34	EUR	10,000	9,059,641
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.830%(c)	07/20/32		13,600	13,189,513
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.722%(c)	10/15/34		3,750	3,594,921
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
3.802%(c)	04/15/30		6,631	6,526,254
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
3.462%(c)	04/15/29		10,032	9,897,898
				517,403,887
Consumer Loans — 0.0%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	300	203,521
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		480	471,434
Oportun Funding XIV LLC,
Series 2021-A, Class B, 144A
1.760%	03/08/28		300	275,755
Series 2021-A, Class C, 144A
3.440%	03/08/28		200	184,000
				1,134,710
Credit Cards — 0.0%
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
3.372%(c)	11/15/28	GBP	1,200	1,330,478
Home Equity Loans — 0.0%
CDC Mortgage Capital Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
4.434%(c)	08/25/33		589	589,397
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Home Equity Asset Trust,
Series 2002-05, Class M1, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
4.784%(c)	05/25/33		1,025	$1,008,172
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
3.884%(c)	08/25/35		719	673,349
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
4.104%(c)	10/25/33		202	196,666
				2,467,584
Residential Mortgage-Backed Securities — 0.0%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD02, Class A1
4.417%(cc)	03/25/44		545	524,038
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.468%(c)	11/25/60	EUR	522	480,256
Popular ABS Mortgage Pass-Through Trust,
Series 2005-05, Class AF4
3.505%(cc)	11/25/35		465	452,085
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.085%(c)	09/27/75	EUR	810	759,886
				2,216,265

Total Asset-Backed Securities (cost $565,261,785)				528,152,407
Commercial Mortgage-Backed Securities — 0.7%
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3
2.752%	01/15/53		6,800	5,744,994
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47		4,958	4,780,738
Series 2015-DC01, Class A4
3.078%	02/10/48		5,000	4,831,927
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57		6,495	6,169,631
Series 2015-C03, Class A3
3.447%	08/15/48		6,306	6,014,489
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.773%(cc)	11/25/25		101,145	1,623,558
Series K055, Class X1, IO
1.482%(cc)	03/25/26		30,285	1,136,297
Greystone Commercial Capital Trust,
Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)
5.223%(c)	08/01/23		2,500	2,458,859

A29

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47		3,373	$3,240,931
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31		5,200	4,242,192
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)
5.458%(c)	06/15/38		2,200	2,043,720
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)
6.208%(c)	06/15/38		1,960	1,822,577
Series 2021-NYAH, Class XCP, IO, 144A
0.515%(cc)	06/15/38		188,390	1,126,177
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
5.185%(c)	03/15/39		750	727,373
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
5.635%(c)	03/15/39		1,950	1,886,475
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50		8,050	7,371,516
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month LIBOR + 1.948% (Cap N/A, Floor 1.948%)
4.766%(c)	10/15/36		3,735	3,345,974
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)
3.461%(c)	08/17/31	GBP	860	918,542
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)
3.711%(c)	08/17/31	GBP	1,194	1,247,824
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
4.061%(c)	08/17/31	GBP	1,001	1,030,209
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50		5,000	4,727,814
Series 2021-FCMT, Class B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
4.668%(c)	05/15/31		300	283,952
Series 2021-FCMT, Class C, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
5.218%(c)	05/15/31		200	187,641
Series 2021-FCMT, Class D, 144A, 1 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)
6.318%(c)	05/15/31		300	280,572

Total Commercial Mortgage-Backed Securities (cost $73,893,590)				67,243,982
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 4.6%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59	655	$408,820
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28(a)	1,350	1,134,000
7.125%	06/15/26(a)	1,100	1,006,500
7.500%	03/15/25	5,632	5,476,501
7.875%	04/15/27(a)	6,025	5,543,000
			13,568,821
Agriculture — 0.0%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29(a)	3,550	2,911,759
Airlines — 0.0%
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	490	479,896
U.S. Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	1,357	1,203,108
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	2,220	1,980,760
4.625%	04/15/29(a)	495	411,047
			4,074,811
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	480	366,445
Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	3,700	2,460,218
5.291%	12/08/46(a)	2,140	1,516,722
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	675	531,567
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38	165	133,642
6.250%	10/02/43	390	339,466
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
3.600%	06/21/30	1,995	1,616,141
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31	540	385,993
			6,983,749
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)	1,040	911,487

A30

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)		2,350	$1,992,350
Dana, Inc.,
Sr. Unsec’d. Notes
4.500%	02/15/32(a)		2,475	1,792,558
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
2.450%	06/15/30(a)		675	545,404
				5,241,799
Banks — 0.9%
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	19,000	2,773,742
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.800%	02/23/28		1,200	1,052,867
5.147%	08/18/25		1,200	1,166,806
5.294%	08/18/27		400	377,313
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)		3,565	2,943,173
Jr. Sub. Notes, Series RR
4.375%(ff)	01/27/27(oo)		1,650	1,336,154
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		770	589,520
2.592%(ff)	04/29/31		335	266,140
2.687%(ff)	04/22/32		1,700	1,324,703
Sr. Unsec’d. Notes, MTN
4.083%(ff)	03/20/51		2,470	1,848,711
Sub. Notes
6.110%	01/29/37		650	628,652
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33	MXN	15,000	223,449
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31		2,810	2,086,691
5.501%(ff)	08/09/28		1,125	1,056,932
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27		1,235	1,060,350
2.159%(ff)	09/15/29		1,965	1,539,242
2.591%(ff)	01/20/28		1,370	1,178,711
2.871%(ff)	04/19/32		800	606,347
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.045%(ff)	10/19/27		1,510	1,273,413
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		2,600	2,089,505
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32		230	174,301
2.561%(ff)	05/01/32		4,890	3,756,014
2.572%(ff)	06/03/31		2,705	2,130,734
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
4.125%	07/25/28		485	$438,214
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26(a)		2,110	1,885,169
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		1,275	1,114,630
3.091%(ff)	05/14/32		2,500	1,751,161
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.447%(ff)	04/01/25		5,045	4,661,219
2.552%(ff)	01/07/28		1,170	958,598
Sub. Notes
3.742%(ff)	01/07/33		4,890	3,205,102
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	2,000	271,728
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		695	632,839
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
4.050%	09/24/25	CNH	3,100	428,886
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	1,000	628,776
First Horizon Corp.,
Sr. Unsec’d. Notes
3.550%	05/26/23		1,040	1,029,464
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(a)(oo)		1,950	1,504,789
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(a)(oo)		1,075	854,249
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		4,660	3,942,033
2.600%	02/07/30		770	621,004
2.615%(ff)	04/22/32		2,550	1,976,827
3.500%	04/01/25		295	282,101
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29		1,225	953,464
2.804%(ff)	05/24/32		1,155	848,534
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27		1,175	1,007,679
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32		1,205	817,593
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		2,090	1,818,067
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		4,535	3,355,161
2.545%(ff)	11/08/32		830	630,956
2.580%(ff)	04/22/32		1,120	866,770
3.509%(ff)	01/23/29		185	163,884

A31

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
3.964%(ff)	11/15/48		1,370	$1,025,844
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	1,200	1,066,760
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.554%(ff)	07/09/27		2,960	2,515,547
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	1,100	927,858
1.593%(ff)	05/04/27		1,455	1,257,036
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		1,000	562,074
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		2,475	2,003,663
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		220	168,396
3.971%(ff)	07/22/38		130	103,687
QNB Finance Ltd. (Qatar),
3.150%	02/04/26	CNH	1,000	134,253
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.797%(ff)	01/19/28		2,465	2,081,800
2.889%(ff)	06/09/32		345	251,859
3.337%(ff)	01/21/33		590	440,455
Sr. Unsec’d. Notes, 144A, MTN
2.625%	01/22/25		900	834,943
3.875%	03/28/24		1,415	1,379,120
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)		2,600	1,959,379
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.494%(ff)	08/10/27(a)		1,900	1,597,949
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27		1,220	999,576
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		2,280	1,824,904
				89,267,470
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46		1,095	949,024
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.450%	01/23/39		725	687,996
				1,637,020
Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		1,500	1,146,883
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
4.750%	01/15/28(a)		1,725	$1,459,918
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29(a)		1,000	879,901
				3,486,702
Chemicals — 0.1%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		200	161,342
5.375%	03/15/44		510	432,813
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	01/15/26	EUR	6,500	5,215,258
				5,809,413
Commercial Services — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		1,575	1,021,928
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		940	721,450
4.625%	06/01/28		585	441,675
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29(a)		1,950	1,553,493
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	700	637,712
4.250%	09/25/30	GBP	1,000	1,041,392
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31		850	640,248
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37		375	393,248
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		500	589,983
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	EUR	4,930	3,662,847
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		325	255,178
4.875%	01/15/28		2,900	2,660,685
5.250%	01/15/30(a)		3,679	3,329,141
				16,948,980
Computers — 0.0%
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25		1,850	1,803,247

A32

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28(a)		2,700	$2,143,729
Diversified Financial Services — 0.1%
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24		1,005	949,094
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		575	549,669
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%
5.263%(c)	05/31/25^		2,800	2,744,000
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		1,900	1,378,212
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28		1,070	842,122
6.000%	01/15/27(a)		915	781,523
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		475	353,338
2.999%	01/22/32(a)		1,865	1,410,965
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28(a)		2,075	1,528,854
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	800	661,682
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,200	926,735
Sherwood Financing PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.000%	11/15/26	GBP	1,725	1,439,770
				13,565,964
Electric — 0.4%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	2,700	1,942,925
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31(a)		2,000	1,572,690
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		470	383,800
5.000%	02/01/31		3,310	2,646,217
5.125%	03/15/28(a)		2,500	2,161,854
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50		400	345,528
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		1,795	1,382,304
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		2,000	$1,741,875
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes
6.875%	06/21/23		1,000	1,007,375
7.875%	12/15/26		2,000	2,121,000
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28(a)		1,750	1,622,809
6.625%	01/15/27(a)		1,144	1,125,747
Gtd. Notes, 144A
5.250%	06/15/29(a)		2,500	2,201,554
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		160	141,298
2.450%	12/02/27		700	574,405
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	1,700	1,527,904
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.427%(s)	04/11/31	CAD	500	251,679
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	1,000	703,370
2.875%	10/25/25	EUR	400	372,247
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		1,515	1,334,835
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		1,295	946,509
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,550	1,355,242
8.000%(ff)	10/15/26(oo)		5,600	5,148,195
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29(a)		1,100	919,387
5.000%	07/31/27(a)		2,500	2,257,220
5.625%	02/15/27(a)		4,100	3,839,727
				39,627,696
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25(a)		965	965,025
7.250%	06/15/28(a)		925	910,393
				1,875,418
Engineering & Construction — 0.1%
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
2.000%	02/15/33	EUR	4,600	2,934,134

A33

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	2,500	$1,724,110
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		650	498,752
				5,156,996
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29(a)		950	728,773
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26(a)		2,725	2,484,028
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31(a)		1,275	860,328
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42		600	449,097
5.141%	03/15/52		990	719,391
				5,241,617
Foods — 0.3%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.875%	02/15/28(a)		3,700	3,413,277
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	02/16/26	GBP	1,500	1,259,408
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	5,900	4,953,671
4.500%	02/16/26	GBP	4,450	3,815,345
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,900	1,292,400
Campbell Soup Co.,
Sr. Unsec’d. Notes
2.375%	04/24/30		1,100	877,830
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39		850	701,174
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		925	782,163
4.375%	01/31/32(a)		925	766,646
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	6,100	5,267,593
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
4.250%	04/15/31		775	621,691
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29(a)		625	540,884
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31(a)		1,147	$923,335
				25,215,417
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.625%	05/20/24		600	578,602
5.750%	05/20/27		2,311	2,079,994
5.875%	08/20/26		1,275	1,161,087
UGI International LLC,
Gtd. Notes, 144A
2.500%	12/01/29	EUR	1,250	911,554
				4,731,237
Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
1.625%	03/08/31	EUR	1,000	814,260
Avantor Funding, Inc.,
Sr. Sec’d. Notes
2.625%	11/01/25	EUR	1,500	1,336,032
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	4,460	2,887,315
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		2,275	1,826,924
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		525	396,369
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	600	505,534
2.250%	03/07/39	EUR	1,005	772,930
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	2,150	1,418,890
1.875%	10/01/49	EUR	1,430	877,976
				10,836,230
Healthcare-Services — 0.1%
CAB SELAS (France),
Sr. Sec’d. Notes, 144A
3.375%	02/01/28	EUR	5,250	3,917,635
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29		1,973	1,738,673
4.500%	02/15/27		235	220,009
5.125%	06/15/39		420	352,282
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30		1,090	857,435
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	1,500	1,118,019

A34

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.625%	07/15/24		186	$179,968
Sr. Sec’d. Notes, 144A
4.250%	06/01/29		1,275	1,055,355
4.375%	01/15/30(a)		1,225	1,021,688
4.625%	06/15/28		315	276,097
6.125%	06/15/30		825	758,804
				11,495,965
Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29		1,075	785,610
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27(a)		125	96,669
7.250%	10/15/29		2,875	2,277,371
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)		2,000	1,477,040
6.250%	09/15/27(a)		865	726,107
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,200	894,000
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27(a)		3,000	2,823,469
KB Home,
Gtd. Notes
4.000%	06/15/31(a)		1,050	772,230
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)		5,725	4,359,874
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28		2,350	2,065,558
5.875%	06/15/27		1,620	1,508,385
				17,786,313
Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29(a)		800	637,109
Household Products/Wares — 0.0%
Central Garden & Pet Co.,
Gtd. Notes, 144A
4.125%	04/30/31		450	353,381
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	2,000	1,669,025
				2,022,406
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.100%	04/01/23		7,518	$7,522,218
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31(a)		1,725	1,213,322
				8,735,540
Insurance — 0.1%
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		390	345,968
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44		595	498,308
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
5.625%	08/16/32		2,400	2,216,785
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	2,200	2,102,733
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		290	258,572
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		1,030	686,323
				6,108,689
Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, EMTN
6.875%	03/14/26	GBP	200	228,725
Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		2,750	2,108,703
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		220	199,100
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26(a)		768	679,685
				2,987,488
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)		5,825	4,439,792
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30(a)		880	712,934
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47		1,485	1,143,510
6.384%	10/23/35		830	764,811

A35

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		2,460	$1,733,920
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sec’d. Notes, 144A
5.375%	08/15/26		4,375	868,839
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55		325	193,491
5.300%	05/15/49		559	418,426
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		3,000	1,762,803
7.750%	07/01/26		400	306,758
Paramount Global,
Sr. Unsec’d. Notes
5.250%	04/01/44		145	106,439
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24		395	386,606
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	1,900	1,544,848
5.250%	05/15/29	GBP	326	287,895
				14,671,072
Mining — 0.0%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		1,140	1,106,059
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		270	223,425
Sr. Unsec’d. Notes, EMTN
5.315%	04/14/32		400	331,000
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26(a)		1,775	1,492,124
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.400%	02/01/43		1,100	907,870
				4,060,478
Multi-National — 0.0%
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
4.250%	02/07/28	IDR	20,000,000	1,154,572
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	600	233,246
				1,387,818
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		1,085	941,420
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas — 0.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26(a)		800	$771,777
9.000%	11/01/27		186	226,927
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)		1,735	1,594,031
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		735	729,970
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		140	108,190
3.750%	02/15/52		105	71,402
5.250%	06/15/37		840	735,836
6.800%	09/15/37		515	512,682
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		2,200	2,043,466
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26		2,230	2,057,436
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		2,450	2,330,494
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
1.450%	03/06/23(d)	CHF	3,350	1,697,578
4.250%	04/06/24	GBP	1,100	614,103
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29(a)		425	375,050
6.000%	02/01/31(a)		425	371,449
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		1,350	1,336,718
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27(a)		2,000	2,030,000
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24(a)		3,500	3,596,941
7.500%	05/01/31		2,450	2,560,689
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	10/01/29	GBP	100	89,833
6.625%	01/16/34	GBP	2,600	2,322,968
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	200	207,371
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	5,800	4,170,848
Phillips 66 Co.,
Gtd. Notes, 144A
3.605%	02/15/25		265	254,546

A36

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38		295	$292,219
6.800%	05/15/38		370	382,564
				31,485,088
Packaging & Containers — 0.0%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%
5.000%	06/30/27	EUR	3,023	2,013,352
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		1,200	1,007,488
Verallia SA (France),
Gtd. Notes
1.625%	05/14/28	EUR	1,100	846,582
				3,867,422
Pharmaceuticals — 0.1%
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		1,000	425,472
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		250	91,587
5.000%	02/15/29		75	28,945
5.250%	01/30/30		625	234,375
5.250%	02/15/31		825	313,500
6.250%	02/15/29		2,965	1,101,349
7.000%	01/15/28		415	158,302
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27		10	9,207
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		1,000	854,920
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)		600	492,146
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		955	671,437
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40		820	509,789
4.000%	06/22/50		570	340,594
				5,231,623
Pipelines — 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28(a)		2,500	2,281,904
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		2,990	2,478,703
Sr. Unsec’d. Notes
4.950%	06/15/28		800	747,697
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.000%	05/15/50	595	$464,946
5.875%	01/15/24	275	275,625
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
5.600%	04/01/44	350	269,181
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39	210	206,202
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30	730	582,317
Kinder Morgan, Inc.,
Gtd. Notes
5.550%	06/01/45	145	126,874
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47	60	49,443
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	745	712,557
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47	360	277,916
6.350%	01/15/31	630	618,166
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	3,050	2,592,168
7.500%	10/01/25	1,000	987,486
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	285	244,974
4.125%	08/15/31	210	174,029
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	395	324,208
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	405	390,178
5.400%	03/04/44	1,095	956,625
			14,761,199
Real Estate — 0.0%
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29(a)	3,500	2,703,865
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	1,125	861,033
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31	255	199,747
			3,764,645

A37

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		270	$197,626
4.050%	07/01/30		575	485,496
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		1,245	805,277
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		85	81,280
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31		555	452,860
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.250%	12/01/31		590	443,467
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
2.500%	03/24/26	GBP	2,750	2,447,027
3.325%	03/24/25	EUR	4,225	3,865,163
3.692%	06/05/28	GBP	3,900	3,224,307
Realty Income Corp.,
Sr. Unsec’d. Notes
3.400%	01/15/28(a)(h)		1,655	1,505,421
Simon Property Group LP,
Sr. Unsec’d. Notes
2.250%	01/15/32(h)		1,500	1,128,407
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		5,150	5,017,467
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		1,410	1,274,934
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	09/01/26		1,925	1,765,619
Welltower, Inc.,
Sr. Unsec’d. Notes
2.050%	01/15/29		1,400	1,121,846
				23,816,197
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28(a)		1,325	1,153,028
At Home Group, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		575	403,525
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30		845	743,455
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
6.250%	10/30/25	EUR	2,600	2,202,258
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	2,200	1,866,005
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		1,350	$885,950
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25		4,435	4,201,457
				11,455,678
Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36		3,400	2,328,077
Telecommunications — 0.2%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		3,000	2,681,250
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41		1,280	922,797
3.500%	09/15/53		1,525	1,016,099
HKT Capital No. 3 Ltd. (Hong Kong),
Gtd. Notes
1.650%	04/10/27	EUR	2,000	1,688,607
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26	EUR	1,000	884,495
6.500%	10/15/26(a)		500	437,200
7.000%	10/15/28(a)		475	406,125
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		1,795	1,502,682
Matterhorn Telecom SA (Luxembourg),
Sr. Sec’d. Notes
3.125%	09/15/26	EUR	1,687	1,441,011
Singapore Telecommunications Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31		200	235,163
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22		2,175	2,176,177
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29		2,800	2,311,402
Sr. Unsec’d. Notes
2.550%	02/15/31		3,090	2,447,876
3.000%	02/15/41		100	66,705
3.875%	04/15/30		270	239,273
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, Series MPLE
4.050%	03/22/51	CAD	465	261,938
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	01/31/31	EUR	1,121	828,145
				19,546,945

A38

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
3.375%	04/01/26(a)		1,000	$897,278
Transportation — 0.1%
Kansas City Southern de Mexico SA de CV,
Gtd. Notes
3.000%	05/15/23		1,785	1,767,630
Kazakhstan Temir Zholy Finance BV (Kazakhstan),
Gtd. Notes
6.950%	07/10/42		200	197,110
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	1,500	1,310,239
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	1,000	769,114
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	635	555,983
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25(a)		2,765	2,771,304
				7,371,380

Total Corporate Bonds (cost $582,218,179)				456,083,075
Floating Rate and other Loans — 0.1%
Media — 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.000%
10.695%(c)	05/25/26		112	106,595
Second Lien Term Loan, 1 Month SOFR + 3.350%
5.945%(c)	08/24/26		3,752	727,955
				834,550
Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
11.455%(c)	11/01/25^		354	369,930
Pharmaceuticals — 0.0%
Ceva Sante Animale (France),
Term Loan, 3 Month EURIBOR + 4.250%
5.443%(c)	04/13/26	EUR	2,830	2,609,903
Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Facility B (Euro) Loan, 3 Month EURIBOR + 4.000%
5.193%(c)	02/07/25	EUR	2,837	2,433,922
Term B, SONIA + 4.869%
7.065%(c)	02/06/25	GBP	1,280	1,253,815
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and other Loans (continued)
Retail (cont’d.)
EG Group Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 0.000%)
7.000%(c)	04/30/27	EUR	5,200	$4,412,510
				8,100,247

Total Floating Rate and other Loans (cost $16,087,919)				11,914,630
Municipal Bond — 0.0%
Puerto Rico
Commonwealth of Puerto Rico,
General Obligation, Subseries C
—%(p)	11/01/43		1,300	640,476
(cost $724,325)
Residential Mortgage-Backed Securities — 0.2%
Bellemeade Re Ltd.,
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
5.934%(c)	10/25/30		151	150,854
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
6.784%(c)	10/25/30		650	654,143
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
3.681%(c)	09/25/31		150	139,554
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
4.285%(c)	09/12/26^		912	907,176
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
5.381%(c)	10/25/41		750	679,687
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
3.831%(c)	10/25/41		150	142,484
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
5.431%(c)	12/25/41		1,290	1,113,439
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
8.531%(c)	03/25/42		220	210,852
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
7.531%(c)	03/25/42		180	165,388
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
4.884%(c)	04/25/29		620	615,767
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
5.581%(c)	11/25/41		190	171,542
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
4.281%(c)	11/25/41		90	80,459

A39

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
6.281%(c)	11/25/50		2,075	$1,890,271
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
5.081%(c)	10/25/50		512	512,141
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
5.331%(c)	01/25/34		470	416,981
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
3.931%(c)	01/25/34		269	262,496
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
5.681%(c)	10/25/41		250	223,556
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)
5.931%(c)	11/25/41		90	79,200
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
5.431%(c)	12/25/33		300	243,539
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
5.631%(c)	09/25/41		430	368,486
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
4.381%(c)	09/25/41		830	697,200
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
6.031%(c)	12/25/41		220	192,661
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
4.631%(c)	12/25/41		500	425,000
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
5.181%(c)	04/25/42		580	547,374
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49		1,941	1,802,830
Home Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
3.881%(c)	01/25/34		395	386,201
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
5.081%(c)	01/25/34		640	602,271
Impac Secured Assets Trust,
Series 2006-01, Class 2A2, 1 Month LIBOR + 0.820% (Cap 11.500%, Floor 0.820%)
3.904%(c)	05/25/36		64	55,773
Jupiter Mortgage PLC (United Kingdom),
Series 01A, Class B, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
3.088%(c)	07/20/60	GBP	700	770,617
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,741	$1,545,969
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
3.881%(c)	04/25/34		3,200	3,127,165
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
5.181%(c)	04/25/34		800	745,711
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
6.928%(c)	12/25/22		1,371	1,329,851
Radnor Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
4.484%(c)	03/25/28		209	209,207
Series 2021-01, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)
3.931%(c)	12/27/33		344	342,371

Total Residential Mortgage-Backed Securities (cost $23,557,989)				21,808,216
Sovereign Bonds — 1.1%
1MDB Global Investments Ltd. (Malaysia),
Sr. Unsec’d. Notes
4.400%	03/09/23		1,000	956,438
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	200	158,091
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	500	491,342
4.690%	10/28/34	EUR	200	204,335
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	359,488
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		7,238	6,999,985
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	400	294,113
City of Quebec (Canada),
Unsec’d. Notes
2.100%	07/06/31	CAD	1,000	627,151
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
9.850%	06/28/27	COP	1,000,000	190,550
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	8,000	7,199,937
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.500%	06/17/31	EUR	3,000	2,326,026

A40

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	5,500	$3,528,272
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	13,736	9,691,203
1.875%	01/24/52	EUR	195	104,997
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,135	1,081,200
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	5,000	3,277,961
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	300	245,508
0.625%	06/03/26	EUR	675	604,352
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	5,000	4,173,788
1.100%	03/12/33	EUR	2,000	1,336,337
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	5,000	4,659,219
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	400	457,451
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
6.875%	10/21/34	GBP	500	634,909
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes
0.900%	04/01/31	EUR	2,145	1,602,933
Sr. Unsec’d. Notes, 144A
1.700%	09/01/51	EUR	1,360	776,636
1.800%	03/01/41	EUR	1,000	654,430
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	1,293	827,089
2.375%	11/09/28	EUR	2,300	1,991,088
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	10/22/35	EUR	300	246,249
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	4,000	2,965,386
Sr. Unsec’d. Notes, Series 26
0.850%	04/18/25	JPY	500,000	3,439,059
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
8.125%	04/28/34		600	702,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	3,500	2,275,578
2.750%	01/30/26	EUR	2,500	2,344,923
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.250%	04/28/25	EUR	300	268,528
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
0.700%	02/03/29	EUR	2,000	$1,564,772
1.200%	04/28/33	EUR	1,250	849,734
1.750%	04/28/41	EUR	545	320,076
Portugal Obrigacoes do Tesouro OT (Portugal),
Unsec’d. Notes, 144A
1.000%	04/12/52	EUR	6,180	3,180,307
Regiao Autonoma Madeira (Portugal),
Gov’t. Gtd. Notes
0.943%	05/29/32	EUR	1,000	775,351
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	951	765,599
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	163,259
4.000%	10/17/49		1,000	711,809
Sr. Unsec’d. Notes, EMTN
4.425%	03/28/36	EUR	300	278,412
5.250%	12/07/34	GBP	777	795,027
5.345%	01/27/48	EUR	1,000	1,026,455
6.000%	08/04/28	GBP	12,470	13,487,994
Sr. Unsec’d. Notes, MTN
5.200%	07/31/34	EUR	400	400,757
Republic of Italy Government International Bond Principal Strips (Italy),
Sr. Unsec’d. Notes
0.942%(s)	02/20/31	EUR	2,760	1,815,646
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	3,100	2,192,788
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	100	78,790
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	900	583,693
3.125%	05/15/27	EUR	5,500	4,386,336
Slovenia Government Bond (Slovenia),
Bonds, Series RS77
2.250%	03/03/32	EUR	100	89,800
Unsec’d. Notes, Series RS86
0.000%	02/12/31	EUR	100	74,858
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	1,610	856,058
1.200%	10/31/40(k)	EUR	10,000	6,712,754
2.350%	07/30/33(k)	EUR	3,375	3,025,824
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	625	687,406
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/32(d)	EUR	200	35,576
6.750%	06/20/28(d)	EUR	10,000	1,862,095

Total Sovereign Bonds (cost $195,189,392)				114,417,728

A41

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 0.1%
Federal Home Loan Mortgage Corp.
6.250%	07/15/32	910	$1,061,815
6.750%	03/15/31(k)	2,800	3,312,832
Federal Home Loan Mortgage Corp., MTN
2.916%(s)	12/14/29(k)	1,475	1,091,861
Federal National Mortgage Assoc.
6.625%	11/15/30(k)	1,690	1,978,237
7.125%	01/15/30	100	118,549
Tennessee Valley Authority Generic Strips, Bonds
2.768%(s)	09/15/30	1,904	1,305,362
2.897%(s)	03/15/33	461	283,626

Total U.S. Government Agency Obligations (cost $10,288,511)			9,152,282
U.S. Treasury Obligations — 1.5%
U.S. Treasury Bonds
1.375%	11/15/40	13,010	8,407,713
2.000%	11/15/41(h)(k)	1,230	880,219
2.375%	02/15/42(a)(h)	93,410	71,575,412
2.875%	05/15/43	185	152,365
3.125%	02/15/43(k)	3,205	2,753,295
U.S. Treasury Notes
0.375%	07/31/27	22,000	18,469,688
2.375%	03/31/29(k)	2,535	2,296,155
3.250%	06/30/29(h)(k)	730	697,948
U.S. Treasury Strips Coupon
0.479%(s)	05/15/26	5,000	4,304,883
1.279%(s)	11/15/41(h)(k)	21,500	9,564,980
1.458%(s)	08/15/40(k)	24,145	11,559,419
1.559%(s)	02/15/26	14,500	12,612,168
1.775%(s)	02/15/40(k)	7,770	3,833,099
1.851%(s)	11/15/40(k)	5,490	2,594,454
U.S. Treasury Strips Principal
1.333%(s)	02/15/49(k)	295	109,772

Total U.S. Treasury Obligations (cost $199,871,337)			149,811,570

Total Long-Term Investments (cost $9,385,165,543)			8,283,395,137

	Shares
Short-Term Investments — 19.9%
Affiliated Mutual Funds — 18.4%
PGIM Core Ultra Short Bond Fund(wd)	1,411,634,378	1,411,634,378
PGIM Institutional Money Market Fund (cost $417,032,067; includes $415,981,164 of cash collateral for securities on loan)(b)(wd)	417,345,496	417,053,355

Total Affiliated Mutual Funds (cost $1,828,666,445)		1,828,687,733

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(n) — 0.0%
Federal Farm Credit Bank
2.346%	10/06/22	365	$364,747
Tennessee Valley Authority Discount Notes
2.955%	10/12/22	2,000	1,997,101

Total U.S. Government Agency Obligations (cost $2,363,079)			2,361,848
U.S. Treasury Obligations(n) — 1.3%
U.S. Treasury Bills
3.088%	12/15/22(k)	125	124,273
3.180%	12/15/22(k)	530	526,918
2.931%	12/15/22(k)	920	914,650
3.180%	12/15/22(k)	4,500	4,473,832
2.931%	12/15/22(h)	124,000	123,278,920

Total U.S. Treasury Obligations (cost $129,284,463)			129,318,593

Options Purchased*~ — 0.2%
(cost $19,611,571)	12,744,233

Total Short-Term Investments (cost $1,979,925,558)	1,973,112,407

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—103.3% (cost $11,365,091,101)	10,256,507,544

Options Written*~ — (0.0)%
(premiums received $933,109)	(487,333)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—103.3% (cost $11,364,157,992)	10,256,020,211

Liabilities in excess of other assets(z) — (3.3)%	(328,891,437)

Net Assets — 100.0%	$9,927,128,774

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee

A42

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BUBOR	Budapest Interbank Offered Rate
CDI	Chess Depository Interest
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MOEX	Moscow Exchange
MPLE	Maple Bonds
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SIBOR	Singapore Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipts
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail, excluding centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $4,038,507 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $404,534,860; cash collateral of $415,981,164 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.

A43

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	08/11/26	$4,450.00		108		11	$4,547,265
S&P 500 Index (FLEX)	Call	08/12/27	$4,460.00		130		13	6,703,086
Total Exchange Traded (cost $18,701,607)								$11,250,351

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	19,500		$—
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	22,540		—
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	22,600		—
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	19,500		—
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	22,500		—
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	22,510		—
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	22,500		—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	20,550		—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	20,550		—
CDX.NA.HY.38.V2, 06/20/27	Put	Barclays Bank PLC	10/19/22	$100.50	CDX.NA.HY.38.V2(Q)	5.00%(Q)	5,350		167,675
CDX.NA.HY.38.V2, 06/20/27	Put	Deutsche Bank AG	11/16/22	$100.50	CDX.NA.HY.38.V2(Q)	5.00%(Q)	5,360		200,552
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	10/19/22	0.88%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	22,540		131,666
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	10/19/22	0.90%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	22,600		113,611
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	19,500		83,761
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	19,500		83,761
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	0.85%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	20,550		161,004
A44

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	0.88%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	20,550		$145,774
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	11/16/22	0.90%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	22,500		144,467
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	11/16/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	22,510		130,835
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	11/16/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	22,500		130,776
Total OTC Swaptions (cost $909,964)									$1,493,882
Total Options Purchased (cost $19,611,571)									$12,744,233
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.38.V2, 06/20/27	Call	Barclays Bank PLC	10/19/22	$102.00	CDX.NA.HY.38.V2(Q)	5.00%(Q)	5,350		$(3,240)
CDX.NA.HY.38.V2, 06/20/27	Call	Deutsche Bank AG	11/16/22	$102.00	CDX.NA.HY.38.V2(Q)	5.00%(Q)	5,360		(8,305)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	10/19/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	22,540		(2,393)
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	10/19/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	22,600		(2,400)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.83%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	19,500		(3,050)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.83%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	19,500		(3,050)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	20,550		(4,038)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	20,550		(4,038)
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	11/16/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	22,500		(5,847)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	11/16/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	22,500		(5,847)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	11/16/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	22,510		(8,076)
CDX.NA.HY.38.V2, 06/20/27	Put	Barclays Bank PLC	10/19/22	$97.00	5.00%(Q)	CDX.NA.HY.38.V2(Q)	5,350		(54,477)
CDX.NA.HY.38.V2, 06/20/27	Put	Deutsche Bank AG	11/16/22	$96.00	5.00%(Q)	CDX.NA.HY.38.V2(Q)	5,360		(80,845)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	10/19/22	1.18%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	22,540		(17,616)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	19,500		(12,878)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	10/19/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	22,600		(14,925)
A45

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	1.23%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	19,500		$(10,908)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	1.15%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	20,550		(49,976)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	20,550		(41,398)
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	11/16/22	1.23%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	22,500		(41,301)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	11/16/22	1.25%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	22,500		(37,664)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	11/16/22	1.28%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	22,510		(34,390)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	01/18/23	3.00%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,310		(3,934)
CDX.NA.IG.39.V1, 12/20/27	Put	BNP Paribas S.A.	11/16/22	1.38%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	21,700		(35,749)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)	15,910		(342)
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	30,660		(646)
Total Options Written (premiums received $933,109)									$(487,333)
Options Purchased:

Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	12/21/22	0.93%	CDX.NA.IG.38.V1(Q)		1.00%(Q)		22,580	$161,990
(cost $97,429)

Options Written:

Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	12/21/22	0.83%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	22,580	$(18,806)
CDX.NA.HY.38.V2, 06/20/27	Put	12/21/22	$91.00	5.00%(Q)	CDX.NA.HY.38.V2(Q)	4,380	(47,313)
CDX.NA.IG.38.V1, 06/20/27	Put	12/21/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	22,580	(76,983)
CDX.NA.IG.39.V1, 12/20/27	Put	12/21/22	1.50%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	21,700	(50,422)
Total Centrally Cleared Swaptions (premiums received $213,876)							$(193,524)

A46

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,799	2 Year U.S. Treasury Notes	Dec. 2022	$369,497,736	$(5,854,446)
3,420	5 Year U.S. Treasury Notes	Dec. 2022	367,676,710	(11,136,171)
3,070	10 Year U.S. Treasury Notes	Dec. 2022	344,031,875	(16,615,216)
162	10 Year U.S. Ultra Treasury Notes	Dec. 2022	19,194,470	(1,226,387)
407	20 Year U.S. Treasury Bonds	Dec. 2022	51,447,344	(3,943,854)
3	30 Year Euro Buxl	Dec. 2022	431,144	(36,062)
1,060	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	145,220,000	(12,481,682)
53	Euro-OAT	Dec. 2022	6,862,663	(318,898)
898	Mini MSCI EAFE Index	Dec. 2022	74,560,940	(5,302,175)
86	Mini MSCI Emerging Markets Index	Dec. 2022	3,747,450	(246,267)
98	NASDAQ 100 E-Mini Index	Dec. 2022	21,629,580	(3,215,530)
2,064	S&P 500 E-Mini Index	Dec. 2022	371,674,800	(50,040,908)
				(110,417,596)
Short Positions:
187	5 Year Euro-Bobl	Dec. 2022	21,946,505	571,922
324	10 Year Euro-Bund	Dec. 2022	43,975,588	2,103,519
33	10 Year U.K. Gilt	Dec. 2022	3,551,969	496,251
52	10 Year U.S. Treasury Notes	Dec. 2022	5,827,250	(37,772)
152	10 Year U.S. Ultra Treasury Notes	Dec. 2022	18,009,626	1,059,110
408	20 Year U.S. Treasury Bonds	Dec. 2022	51,573,750	3,729,815
100	British Pound Currency	Dec. 2022	6,988,125	213,220
1,203	Euro Currency	Dec. 2022	148,292,306	2,898,776
294	Euro Schatz Index	Dec. 2022	30,877,955	89,815
				11,124,656
				$(99,292,940)
Forward foreign currency exchange contracts outstanding at September 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/22	Bank of America, N.A.	AUD	2,370	$1,611,663	$1,516,484	$—	$(95,179)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	1,234	840,382	789,502	—	(50,880)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	1,234	856,804	789,502	—	(67,302)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	605	388,765	386,779	—	(1,986)
Brazilian Real,
Expiring 10/04/22	The Toronto-Dominion Bank	BRL	22,406	4,334,521	4,149,123	—	(185,398)
British Pound,
Expiring 10/04/22	Morgan Stanley & Co. International PLC	GBP	27,593	29,851,198	30,811,584	960,386	—
Expiring 10/19/22	Bank of America, N.A.	GBP	1,219	1,419,919	1,361,773	—	(58,146)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	GBP	2,780	3,104,257	3,105,123	866	—
Canadian Dollar,
Expiring 10/19/22	BNP Paribas S.A.	CAD	722	550,926	522,442	—	(28,484)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	850	646,000	615,530	—	(30,470)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	830	625,000	600,660	—	(24,340)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	707	539,000	511,575	—	(27,425)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CAD	1,337	1,029,712	968,197	—	(61,515)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CAD	1,015	781,740	735,039	—	(46,701)
Chilean Peso,
Expiring 12/21/22	Barclays Bank PLC	CLP	640,163	656,586	651,192	—	(5,394)
Expiring 12/21/22	Barclays Bank PLC	CLP	469,893	477,414	477,988	574	—
A47

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 11/23/22	Bank of America, N.A.	CNH	21,568	$3,124,000	$3,023,812	$—	$(100,188)
Expiring 11/23/22	Bank of America, N.A.	CNH	20,996	3,045,000	2,943,696	—	(101,304)
Expiring 11/23/22	HSBC Bank PLC	CNH	32,239	4,523,000	4,519,967	—	(3,033)
Expiring 11/23/22	HSBC Bank PLC	CNH	16,854	2,443,000	2,362,926	—	(80,074)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	21,894	3,144,000	3,069,587	—	(74,413)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	21,190	3,043,000	2,970,914	—	(72,086)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	12,042	1,731,500	1,688,232	—	(43,268)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	2,541	356,686	356,257	—	(429)
Colombian Peso,
Expiring 12/21/22	Barclays Bank PLC	COP	2,429,331	533,826	519,034	—	(14,792)
Czech Koruna,
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CZK	42,707	1,728,554	1,698,286	—	(30,268)
Euro,
Expiring 10/04/22	Barclays Bank PLC	EUR	790	799,906	774,317	—	(25,589)
Expiring 10/04/22	JPMorgan Chase Bank, N.A.	EUR	1,770	1,765,179	1,735,489	—	(29,690)
Expiring 10/04/22	JPMorgan Chase Bank, N.A.	EUR	410	397,593	401,954	4,361	—
Expiring 10/04/22	UBS AG	EUR	59,833	57,764,226	58,654,787	890,561	—
Expiring 10/19/22	Bank of America, N.A.	EUR	6,484	6,541,033	6,363,341	—	(177,692)
Expiring 10/19/22	HSBC Bank PLC	EUR	1,291	1,328,000	1,266,716	—	(61,284)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	9,202	9,023,820	9,029,689	5,869	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	411	406,000	402,847	—	(3,153)
Expiring 10/19/22	UBS AG	EUR	925	897,627	907,433	9,806	—
Hungarian Forint,
Expiring 10/19/22	Bank of America, N.A.	HUF	534,877	1,346,000	1,232,262	—	(113,738)
Expiring 10/19/22	Barclays Bank PLC	HUF	718,141	1,819,000	1,654,470	—	(164,530)
Expiring 10/19/22	Barclays Bank PLC	HUF	504,680	1,278,000	1,162,693	—	(115,307)
Expiring 10/19/22	Barclays Bank PLC	HUF	418,711	1,041,000	964,636	—	(76,364)
Expiring 10/19/22	Citibank, N.A.	HUF	803,870	1,972,832	1,851,974	—	(120,858)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	570,312	1,375,000	1,313,898	—	(61,102)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	567,272	1,436,000	1,306,894	—	(129,106)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	511,107	1,291,000	1,177,500	—	(113,500)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	457,744	1,105,000	1,054,561	—	(50,439)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	141,445	350,860	325,864	—	(24,996)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	732,353	1,793,840	1,687,212	—	(106,628)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	439,179	1,060,000	1,011,791	—	(48,209)
Expiring 10/19/22	UBS AG	HUF	556,373	1,366,000	1,281,785	—	(84,215)
Expiring 10/19/22	UBS AG	HUF	533,043	1,346,000	1,228,037	—	(117,963)
Expiring 10/19/22	UBS AG	HUF	446,820	1,100,000	1,029,394	—	(70,606)
Indian Rupee,
Expiring 12/21/22	Morgan Stanley & Co. International PLC	INR	193,240	2,348,000	2,350,292	2,292	—
Expiring 12/21/22	The Toronto-Dominion Bank	INR	442,038	5,536,195	5,376,295	—	(159,900)
Indonesian Rupiah,
Expiring 12/21/22	HSBC Bank PLC	IDR	44,952,100	2,950,000	2,924,834	—	(25,166)
Israeli Shekel,
Expiring 12/21/22	Citibank, N.A.	ILS	4,083	1,197,744	1,153,446	—	(44,298)
Japanese Yen,
Expiring 10/19/22	BNP Paribas S.A.	JPY	452,745	3,318,329	3,133,699	—	(184,630)
Expiring 10/19/22	BNP Paribas S.A.	JPY	125,651	920,942	869,701	—	(51,241)
Expiring 10/19/22	HSBC Bank PLC	JPY	39,377	275,380	272,550	—	(2,830)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	JPY	161,254	1,115,625	1,116,125	500	—
Mexican Peso,
Expiring 12/21/22	HSBC Bank PLC	MXN	18,077	882,184	884,420	2,236	—
New Taiwanese Dollar,
Expiring 12/21/22	Bank of America, N.A.	TWD	87,150	2,759,000	2,744,564	—	(14,436)
Expiring 12/21/22	Barclays Bank PLC	TWD	31,609	1,012,000	995,442	—	(16,558)
A48

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	TWD	110,784	$3,496,000	$3,488,850	$—	$(7,150)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	TWD	84,833	2,711,000	2,671,604	—	(39,396)
New Zealand Dollar,
Expiring 10/19/22	Citibank, N.A.	NZD	1,851	1,133,973	1,036,139	—	(97,834)
Norwegian Krone,
Expiring 10/19/22	Morgan Stanley & Co. International PLC	NOK	6,839	671,508	628,117	—	(43,391)
Peruvian Nuevo Sol,
Expiring 12/21/22	BNP Paribas S.A.	PEN	6,245	1,586,948	1,553,229	—	(33,719)
Polish Zloty,
Expiring 10/19/22	BNP Paribas S.A.	PLN	4,604	957,213	925,947	—	(31,266)
Expiring 10/19/22	Citibank, N.A.	PLN	11,099	2,381,000	2,232,376	—	(148,624)
Expiring 10/19/22	HSBC Bank PLC	PLN	27,186	5,693,037	5,467,863	—	(225,174)
Expiring 10/19/22	HSBC Bank PLC	PLN	8,730	1,810,290	1,755,947	—	(54,343)
Expiring 10/19/22	HSBC Bank PLC	PLN	4,363	913,753	877,612	—	(36,141)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	PLN	11,113	2,389,000	2,235,072	—	(153,928)
South African Rand,
Expiring 12/21/22	Bank of America, N.A.	ZAR	20,022	1,127,000	1,098,195	—	(28,805)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	ZAR	30,891	1,696,000	1,694,357	—	(1,643)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	ZAR	24,019	1,363,000	1,317,443	—	(45,557)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	ZAR	21,697	1,192,000	1,190,067	—	(1,933)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	ZAR	19,262	1,079,000	1,056,519	—	(22,481)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	ZAR	14,136	809,311	775,359	—	(33,952)
South Korean Won,
Expiring 12/21/22	Bank of America, N.A.	KRW	3,810,301	2,743,000	2,650,638	—	(92,362)
Expiring 12/21/22	HSBC Bank PLC	KRW	487,811	344,767	339,346	—	(5,421)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	3,775,165	2,738,000	2,626,196	—	(111,804)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	2,971,747	2,169,000	2,067,298	—	(101,702)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	1,243,945	901,403	865,351	—	(36,052)
Swedish Krona,
Expiring 10/19/22	BNP Paribas S.A.	SEK	8,547	818,390	770,828	—	(47,562)
Swiss Franc,
Expiring 10/04/22	JPMorgan Chase Bank, N.A.	CHF	542	547,969	549,672	1,703	—
Thai Baht,
Expiring 12/21/22	HSBC Bank PLC	THB	121,618	3,328,000	3,244,149	—	(83,851)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	THB	12,639	336,863	337,148	285	—
Expiring 12/21/22	Morgan Stanley & Co. International PLC	THB	99,541	2,701,000	2,655,246	—	(45,754)
Expiring 12/21/22	Standard Chartered Bank	THB	66,451	1,761,000	1,772,558	11,558	—
				$241,705,193	$238,669,242	1,890,997	(4,926,948)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	1,234	$864,614	$789,502	$75,112	$—
Expiring 10/19/22	The Toronto-Dominion Bank	AUD	2,760	1,876,324	1,765,710	110,614	—
Brazilian Real,
Expiring 10/04/22	Citibank, N.A.	BRL	5,787	1,116,000	1,071,552	44,448	—
Expiring 10/04/22	Citibank, N.A.	BRL	2,166	410,000	401,098	8,902	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	BRL	6,384	1,213,000	1,182,229	30,771	—
Expiring 10/04/22	The Toronto-Dominion Bank	BRL	5,750	1,089,000	1,064,825	24,175	—
Expiring 10/04/22	The Toronto-Dominion Bank	BRL	3,706	715,000	686,232	28,768	—
British Pound,
Expiring 10/04/22	Bank of America, N.A.	GBP	1,005	1,146,762	1,121,683	25,079	—
A49

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/04/22	HSBC Bank PLC	GBP	26,588	$31,446,803	$29,689,901	$1,756,902	$—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	GBP	633	771,946	707,300	64,646	—
Expiring 10/19/22	The Toronto-Dominion Bank	GBP	20,993	25,010,602	23,449,794	1,560,808	—
Expiring 11/02/22	Morgan Stanley & Co. International PLC	GBP	27,593	29,868,306	30,829,866	—	(961,560)
Canadian Dollar,
Expiring 10/19/22	HSBC Bank PLC	CAD	198	149,852	143,122	6,730	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	930	725,372	673,021	52,351	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	835	632,000	604,229	27,771	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	830	632,000	601,168	30,832	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	818	628,000	592,248	35,752	—
Chilean Peso,
Expiring 12/21/22	Morgan Stanley & Co. International PLC	CLP	971,389	1,059,000	988,125	70,875	—
Expiring 12/21/22	The Toronto-Dominion Bank	CLP	1,089,625	1,202,000	1,108,398	93,602	—
Expiring 12/21/22	UBS AG	CLP	1,064,952	1,174,238	1,083,299	90,939	—
Chinese Renminbi,
Expiring 11/23/22	Citibank, N.A.	CNH	18,229	2,667,000	2,555,706	111,294	—
Expiring 11/23/22	Goldman Sachs International	CNH	208,981	30,782,274	29,299,204	1,483,070	—
Expiring 11/23/22	Goldman Sachs International	CNH	17,326	2,552,020	2,429,065	122,955	—
Expiring 11/23/22	HSBC Bank PLC	CNH	20,379	2,906,270	2,857,089	49,181	—
Expiring 11/23/22	HSBC Bank PLC	CNH	5,254	736,046	736,555	—	(509)
Expiring 11/23/22	UBS AG	CNH	989	141,226	138,588	2,638	—
Colombian Peso,
Expiring 12/21/22	Barclays Bank PLC	COP	780,586	171,528	166,775	4,753	—
Czech Koruna,
Expiring 10/19/22	HSBC Bank PLC	CZK	67,146	2,767,000	2,670,112	96,888	—
Expiring 10/19/22	HSBC Bank PLC	CZK	55,703	2,290,000	2,215,051	74,949	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CZK	70,209	2,878,000	2,791,920	86,080	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CZK	34,500	1,406,000	1,371,898	34,102	—
Euro,
Expiring 10/04/22	Barclays Bank PLC	EUR	60,032	59,940,187	58,850,379	1,089,808	—
Expiring 10/04/22	JPMorgan Chase Bank, N.A.	EUR	883	884,671	865,643	19,028	—
Expiring 10/04/22	UBS AG	EUR	1,888	1,915,000	1,850,638	64,362	—
Expiring 10/19/22	Barclays Bank PLC	EUR	42,065	42,639,878	41,279,206	1,360,672	—
Expiring 10/19/22	Barclays Bank PLC	EUR	2,723	2,807,000	2,671,724	135,276	—
Expiring 10/19/22	HSBC Bank PLC	EUR	3,015	3,068,700	2,958,703	109,997	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	4,359	4,468,900	4,277,346	191,554	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	3,425	3,512,000	3,361,356	150,644	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	2,169	2,230,000	2,128,984	101,016	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	627	632,000	615,515	16,485	—
Expiring 10/19/22	Standard Chartered Bank	EUR	25,347	26,010,219	24,873,367	1,136,852	—
Expiring 10/19/22	UBS AG	EUR	1,379	1,400,000	1,353,262	46,738	—
Expiring 11/02/22	UBS AG	EUR	59,833	57,884,789	58,772,427	—	(887,638)
Indian Rupee,
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	INR	202,097	2,519,000	2,458,009	60,991	—
Indonesian Rupiah,
Expiring 12/21/22	Morgan Stanley & Co. International PLC	IDR	18,513,702	1,234,000	1,204,604	29,396	—
Expiring 12/21/22	Standard Chartered Bank	IDR	16,130,784	1,076,534	1,049,559	26,975	—
Israeli Shekel,
Expiring 12/21/22	Barclays Bank PLC	ILS	8,117	2,363,000	2,292,956	70,044	—
Expiring 12/21/22	Citibank, N.A.	ILS	6,751	1,917,000	1,907,187	9,813	—
Expiring 12/21/22	Citibank, N.A.	ILS	5,429	1,531,000	1,533,716	—	(2,716)
Expiring 12/21/22	Citibank, N.A.	ILS	4,067	1,194,185	1,149,007	45,178	—
Expiring 12/21/22	Citibank, N.A.	ILS	3,654	1,068,815	1,032,094	36,721	—
Expiring 12/21/22	Citibank, N.A.	ILS	3,024	887,054	854,247	32,807	—
A50

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	JPY	116,429	$876,586	$805,868	$70,718	$—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	JPY	112,736	866,000	780,308	85,692	—
Mexican Peso,
Expiring 12/21/22	Bank of America, N.A.	MXN	49,412	2,421,000	2,417,439	3,561	—
Expiring 12/21/22	HSBC Bank PLC	MXN	12,885	628,809	630,403	—	(1,594)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	MXN	44,717	2,175,000	2,187,757	—	(12,757)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	MXN	30,553	1,495,000	1,494,781	219	—
New Taiwanese Dollar,
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	TWD	357,574	11,666,352	11,260,871	405,481	—
Peruvian Nuevo Sol,
Expiring 12/21/22	Barclays Bank PLC	PEN	5,730	1,461,010	1,425,097	35,913	—
Expiring 12/21/22	Barclays Bank PLC	PEN	3,161	800,737	786,125	14,612	—
Philippine Peso,
Expiring 12/21/22	HSBC Bank PLC	PHP	111,903	1,947,321	1,890,489	56,832	—
Expiring 12/21/22	Morgan Stanley & Co. International PLC	PHP	35,362	593,000	597,413	—	(4,413)
Expiring 12/21/22	Standard Chartered Bank	PHP	155,128	2,673,000	2,620,729	52,271	—
Polish Zloty,
Expiring 10/19/22	HSBC Bank PLC	PLN	3,525	744,420	708,912	35,508	—
Expiring 10/19/22	HSBC Bank PLC	PLN	3,085	661,000	620,537	40,463	—
Singapore Dollar,
Expiring 12/21/22	Citibank, N.A.	SGD	3,885	2,760,000	2,708,044	51,956	—
Expiring 12/21/22	Goldman Sachs International	SGD	4,149	2,898,000	2,891,988	6,012	—
Expiring 12/21/22	Standard Chartered Bank	SGD	4,006	2,836,000	2,792,557	43,443	—
South African Rand,
Expiring 12/21/22	Morgan Stanley & Co. International PLC	ZAR	41,620	2,382,774	2,282,811	99,963	—
South Korean Won,
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	8,991,952	6,515,860	6,255,257	260,603	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	876,872	635,000	609,996	25,004	—
Swiss Franc,
Expiring 10/04/22	JPMorgan Chase Bank, N.A.	CHF	542	563,868	549,671	14,197	—
Expiring 10/19/22	Bank of America, N.A.	CHF	443	455,850	449,966	5,884	—
Expiring 10/19/22	HSBC Bank PLC	CHF	1,127	1,155,119	1,144,510	10,609	—
Expiring 10/19/22	HSBC Bank PLC	CHF	646	662,140	656,059	6,081	—
Expiring 11/02/22	JPMorgan Chase Bank, N.A.	CHF	542	549,281	551,094	—	(1,813)
Thai Baht,
Expiring 12/21/22	Goldman Sachs International	THB	111,260	3,072,000	2,967,844	104,156	—
Expiring 12/21/22	Goldman Sachs International	THB	76,183	2,103,000	2,032,175	70,825	—
Expiring 12/21/22	HSBC Bank PLC	THB	99,023	2,712,000	2,641,427	70,573	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	THB	665,960	18,278,533	17,764,360	514,173	—
Turkish Lira,
Expiring 12/21/22	Goldman Sachs International	TRY	15,183	772,657	739,424	33,233	—
				$449,573,432	$438,389,106	13,057,326	(1,873,000)
						$14,948,323	$(6,799,948)
Cross currency exchange contracts outstanding at September 30, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/22	Buy	EUR	1,005	PLN	4,785	$23,978	$—	Morgan Stanley & Co. International PLC
10/19/22	Buy	EUR	1,181	CZK	29,244	—	(4,100)	Morgan Stanley & Co. International PLC
10/19/22	Buy	EUR	1,249	PLN	5,932	32,977	—	UBS AG
10/19/22	Buy	EUR	1,367	CZK	33,922	—	(7,621)	Barclays Bank PLC
A51

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Cross currency exchange contracts outstanding at September 30, 2022 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
10/19/22	Buy	EUR	1,430	PLN	6,776	$40,504	$—	HSBC Bank PLC
10/19/22	Buy	EUR	1,568	PLN	7,490	32,265	—	HSBC Bank PLC
10/19/22	Buy	EUR	2,228	PLN	10,576	58,919	—	JPMorgan Chase Bank, N.A.
10/19/22	Buy	EUR	2,402	PLN	11,446	55,331	—	Citibank, N.A.
10/19/22	Buy	EUR	2,438	PLN	11,561	66,783	—	JPMorgan Chase Bank, N.A.
10/19/22	Buy	EUR	2,563	CZK	63,865	—	(24,705)	Barclays Bank PLC
10/19/22	Buy	HUF	705,441	EUR	1,747	—	(89,463)	Barclays Bank PLC
10/19/22	Buy	PLN	3,174	EUR	658	—	(7,387)	HSBC Bank PLC
10/19/22	Buy	PLN	4,822	EUR	1,007	—	(17,838)	Goldman Sachs International
10/19/22	Buy	PLN	5,283	EUR	1,099	—	(16,005)	Bank of America, N.A.
10/19/22	Buy	PLN	7,039	EUR	1,467	—	(23,637)	Bank of America, N.A.
						$310,757	$(190,756)
Credit default swap agreements outstanding at September 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	12/20/27	1.000%(Q)	2,000	$779,787	$221	$779,566	Goldman Sachs International
Emirate of Abu Dhabi (D01)	12/20/27	1.000%(Q)	2,000	(39,062)	221	(39,283)	Goldman Sachs International
Federation of Malaysia (D01)	12/20/27	1.000%(Q)	3,000	24,744	332	24,412	Goldman Sachs International
Federative Republic of Brazil (D01)	12/20/27	1.000%(Q)	12,000	1,078,035	1,328	1,076,707	Goldman Sachs International
Kingdom of Saudi Arabia (D01)	12/20/27	1.000%(Q)	2,000	(37,126)	221	(37,347)	Goldman Sachs International
People’s Republic of China (D01)	12/20/27	1.000%(Q)	12,000	43,048	1,328	41,720	Goldman Sachs International
Republic of Argentina (D01)	12/20/27	1.000%(Q)	2,000	1,601,722	221	1,601,501	Goldman Sachs International
Republic of Chile (D01)	12/20/27	1.000%(Q)	3,000	90,671	332	90,339	Goldman Sachs International
Republic of Colombia (D01)	12/20/27	1.000%(Q)	6,000	596,514	664	595,850	Goldman Sachs International
Republic of Indonesia (D01)	12/20/27	1.000%(Q)	10,000	257,677	1,107	256,570	Goldman Sachs International
Republic of Panama (D01)	12/20/27	1.000%(Q)	2,000	73,724	221	73,503	Goldman Sachs International
Republic of Peru (D01)	12/20/27	1.000%(Q)	3,000	90,838	332	90,506	Goldman Sachs International
Republic of Philippines (D01)	12/20/27	1.000%(Q)	2,000	41,612	221	41,391	Goldman Sachs International
Republic of South Africa (D01)	12/20/27	1.000%(Q)	11,000	1,143,665	1,218	1,142,447	Goldman Sachs International
Republic of Turkey (D01)	12/20/27	1.000%(Q)	12,000	3,013,546	1,328	3,012,218	Goldman Sachs International
State of Qatar (D01)	12/20/27	1.000%(Q)	2,000	(37,788)	221	(38,009)	Goldman Sachs International
Sultanate of Oman (D01)	12/20/27	1.000%(Q)	2,000	150,860	221	150,639	Goldman Sachs International
United Mexican States (D01)	12/20/27	1.000%(Q)	12,000	510,131	1,328	508,803	Goldman Sachs International
Arab Republic of Egypt (D02)	12/20/27	1.000%(Q)	2,000	779,787	221	779,566	Barclays Bank PLC
Emirate of Abu Dhabi (D02)	12/20/27	1.000%(Q)	2,000	(39,062)	221	(39,283)	Barclays Bank PLC
Federation of Malaysia (D02)	12/20/27	1.000%(Q)	3,000	24,744	332	24,412	Barclays Bank PLC
Federative Republic of Brazil (D02)	12/20/27	1.000%(Q)	12,000	1,078,035	1,328	1,076,707	Barclays Bank PLC
Kingdom of Saudi Arabia (D02)	12/20/27	1.000%(Q)	2,000	(37,126)	221	(37,347)	Barclays Bank PLC
People’s Republic of China (D02)	12/20/27	1.000%(Q)	12,000	43,048	1,328	41,720	Barclays Bank PLC
Republic of Argentina (D02)	12/20/27	1.000%(Q)	2,000	1,601,722	221	1,601,501	Barclays Bank PLC
Republic of Chile (D02)	12/20/27	1.000%(Q)	3,000	90,671	332	90,339	Barclays Bank PLC
Republic of Colombia (D02)	12/20/27	1.000%(Q)	6,000	596,514	664	595,850	Barclays Bank PLC
Republic of Indonesia (D02)	12/20/27	1.000%(Q)	10,000	257,677	1,107	256,570	Barclays Bank PLC
Republic of Panama (D02)	12/20/27	1.000%(Q)	2,000	73,724	221	73,503	Barclays Bank PLC
Republic of Peru (D02)	12/20/27	1.000%(Q)	3,000	90,838	332	90,506	Barclays Bank PLC
Republic of Philippines (D02)	12/20/27	1.000%(Q)	2,000	41,612	221	41,391	Barclays Bank PLC
Republic of South Africa (D02)	12/20/27	1.000%(Q)	11,000	1,143,665	1,218	1,142,447	Barclays Bank PLC
A52

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Credit default swap agreements outstanding at September 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Turkey (D02)	12/20/27	1.000%(Q)	12,000	$3,013,546	$1,328	$3,012,218	Barclays Bank PLC
State of Qatar (D02)	12/20/27	1.000%(Q)	2,000	(37,788)	221	(38,009)	Barclays Bank PLC
Sultanate of Oman (D02)	12/20/27	1.000%(Q)	2,000	150,860	221	150,639	Barclays Bank PLC
United Mexican States (D02)	12/20/27	1.000%(Q)	12,000	510,131	1,328	508,803	Barclays Bank PLC
Arab Republic of Egypt (D03)	12/20/27	1.000%(Q)	1,500	584,840	166	584,674	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D03)	12/20/27	1.000%(Q)	1,500	(29,296)	166	(29,462)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D03)	12/20/27	1.000%(Q)	2,250	18,558	249	18,309	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D03)	12/20/27	1.000%(Q)	9,000	808,526	996	807,530	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D03)	12/20/27	1.000%(Q)	1,500	(27,844)	166	(28,010)	Morgan Stanley & Co. International PLC
People’s Republic of China (D03)	12/20/27	1.000%(Q)	9,000	32,286	996	31,290	Morgan Stanley & Co. International PLC
Republic of Argentina (D03)	12/20/27	1.000%(Q)	1,500	1,201,292	166	1,201,126	Morgan Stanley & Co. International PLC
Republic of Chile (D03)	12/20/27	1.000%(Q)	2,250	68,003	249	67,754	Morgan Stanley & Co. International PLC
Republic of Colombia (D03)	12/20/27	1.000%(Q)	4,500	447,385	498	446,887	Morgan Stanley & Co. International PLC
Republic of Indonesia (D03)	12/20/27	1.000%(Q)	7,500	193,258	830	192,428	Morgan Stanley & Co. International PLC
Republic of Panama (D03)	12/20/27	1.000%(Q)	1,500	55,293	166	55,127	Morgan Stanley & Co. International PLC
Republic of Peru (D03)	12/20/27	1.000%(Q)	2,250	68,129	249	67,880	Morgan Stanley & Co. International PLC
Republic of Philippines (D03)	12/20/27	1.000%(Q)	1,500	31,210	166	31,044	Morgan Stanley & Co. International PLC
Republic of South Africa (D03)	12/20/27	1.000%(Q)	8,250	857,748	913	856,835	Morgan Stanley & Co. International PLC
Republic of Turkey (D03)	12/20/27	1.000%(Q)	9,000	2,260,160	996	2,259,164	Morgan Stanley & Co. International PLC
State of Qatar (D03)	12/20/27	1.000%(Q)	1,500	(28,341)	166	(28,507)	Morgan Stanley & Co. International PLC
Sultanate of Oman (D03)	12/20/27	1.000%(Q)	1,500	113,146	166	112,980	Morgan Stanley & Co. International PLC
United Mexican States (D03)	12/20/27	1.000%(Q)	9,000	382,599	996	381,603	Morgan Stanley & Co. International PLC
				$25,802,148	$30,430	$25,771,718

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.38.V1 (D01)	12/20/27	1.000%(Q)	100,000		3.335%		$(9,922,181)		$(110,705)		$(9,811,476)		Goldman Sachs International
CDX.EM.38.V1 (D02)	12/20/27	1.000%(Q)	100,000		3.335%		(9,922,181)		(110,705)		(9,811,476)		Barclays Bank PLC
A53

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Credit default swap agreements outstanding at September 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)(cont’d.)**:
CDX.EM.38.V1 (D03)	12/20/27	1.000%(Q)	75,000		3.335%		$(7,441,635)		$(15,775)		$(7,425,860)		Morgan Stanley & Co. International PLC
							$(27,285,997)		$(237,185)		$(27,048,812)
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D03).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	10/14/22	0.500%(M)	7,249	0.500%	$4,729	$(93)	$4,822	Goldman Sachs International
GS_21-PJA	10/14/22	0.250%(M)	13,970	*	4,556	(90)	4,646	Goldman Sachs International
					$9,285	$(183)	$9,468

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	03/20/23	1.000%(Q)	1,893	$397,132	$490,737	$(93,605)	Barclays Bank PLC
Gazprom PAO	03/20/23	1.000%(Q)	1,740	365,034	459,516	(94,482)	Barclays Bank PLC
Gazprom PAO	06/20/24	1.000%(Q)	1,343	476,066	462,844	13,222	HSBC Bank PLC
United Mexican States	06/20/23	1.000%(Q)	2,550	(6,596)	3,002	(9,598)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	2,520	(6,519)	7,536	(14,055)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	845	(2,186)	2,810	(4,996)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	840	(2,172)	2,583	(4,755)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	840	(2,173)	935	(3,108)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	435	(1,125)	514	(1,639)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	335	1,282	1,048	234	Citibank, N.A.
				$1,218,743	$1,431,525	$(212,782)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Comision Federal de Electricidad	12/20/22	1.000%(Q)		540	2.037%	$(1,081)	$598	$(1,679)	Citibank, N.A.
Electricite de France S.A.	12/20/22	1.000%(Q)	EUR	1,210	0.739%	1,057	3,184	(2,127)	Goldman Sachs International
Halliburton Co.	12/20/26	1.000%(Q)		610	1.079%	(1,643)	4,938	(6,581)	Goldman Sachs International
Hellenic Republic	12/20/31	1.000%(Q)		4,000	2.466%	(400,520)	(109,787)	(290,733)	Citibank, N.A.
A54

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Credit default swap agreements outstanding at September 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)	14,530	0.179%	$8,513	$10,404	$(1,891)	Bank of America, N.A.
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)	4,420	0.179%	2,590	3,165	(575)	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,125	4.362%	(49,555)	(22,149)	(27,406)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,100	4.362%	(48,973)	(26,293)	(22,680)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	705	4.362%	(16,440)	(9,045)	(7,395)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	700	4.362%	(16,324)	(7,331)	(8,993)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	700	4.362%	(16,325)	(8,819)	(7,506)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	355	4.362%	(8,278)	(3,696)	(4,582)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	335	6.097%	(33,730)	(14,044)	(19,686)	Citibank, N.A.
Republic of Estonia	12/20/26	1.000%(Q)	450	0.824%	3,184	3,599	(415)	JPMorgan Chase Bank, N.A.
Republic of Panama	12/20/26	1.000%(Q)	1,430	1.572%	(30,552)	3,477	(34,029)	Citibank, N.A.
Republic of Poland	06/20/24	1.000%(Q)	1,045	1.115%	(1,667)	1,398	(3,065)	BNP Paribas S.A.
Teck Resources Ltd.	06/20/26	5.000%(Q)	2,050	1.847%	219,196	286,445	(67,249)	Barclays Bank PLC
					$(390,548)	$116,044	$(506,592)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date		Value at September 30, 2022		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	164,370		$(143,517)		$513,957		$657,474
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed
A55

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Currency swap agreements outstanding at September 30, 2022:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
4,820	3 Month LIBOR(Q)	JPY	510,000	3 Month JPY LIBOR minus 29.5bps(Q)	JPMorgan Chase Bank, N.A.	02/22/25	$1,299,572	$—	$1,299,572
Interest rate swap agreements outstanding at September 30, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	10,885	02/19/31	1.398%(S)	6 Month BBSW(2)(S)	$—	$(1,469,523)	$(1,469,523)
CAD	9,015	02/17/26	1.060%(S)	3 Month CDOR(2)(S)	(82)	(609,347)	(609,265)
CAD	6,000	02/16/31	1.608%(S)	3 Month CDOR(2)(S)	(127)	(661,346)	(661,219)
CAD	1,500	02/16/41	2.104%(S)	3 Month CDOR(2)(S)	(49)	(250,419)	(250,370)
CAD	5,000	02/16/46	2.153%(S)	3 Month CDOR(2)(S)	(174)	(909,008)	(908,834)
CHF	3,250	02/19/31	(0.042)%(A)	1 Day SARON(2)(S)	(5,174)	(534,252)	(529,078)
CLP	469,700	02/19/27	2.140%(S)	1 Day CLOIS(2)(S)	—	(109,986)	(109,986)
CNH	582,485	02/23/26	2.921%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(877)	1,525,851	1,526,728
CNH	15,560	08/01/27	2.420%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(6,975)	(6,975)
CNH	30,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(20,021)	(20,021)
CZK	23,000	05/09/27	4.989%(A)	6 Month PRIBOR(2)(S)	—	(23,808)	(23,808)
DKK	7,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)	(36,276)	(134,719)	(98,443)
EUR	100,000	02/19/23	(0.499)%(A)	1 Day EuroSTR(1)(A)	52,135	845,757	793,622
EUR	63,710	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	—	(1,902,531)	(1,902,531)
EUR	35,180	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)	—	(2,214,157)	(2,214,157)
EUR	3,939	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)	(1,686)	(805,867)	(804,181)
EUR	2,160	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)	14,753	318,608	303,855
EUR	1,616	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(110,564)	(110,564)
EUR	3,300	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	171,278	171,278
EUR	1,780	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	245,678	245,678
EUR	1,780	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(261,196)	(261,196)
EUR	4,316	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	577,469	577,469
EUR	4,316	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(615,504)	(615,504)
EUR	2,275	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)	—	201,848	201,848
EUR	2,275	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)	—	(219,101)	(219,101)
EUR	2,770	05/11/46	1.150%(A)	1 Day EuroSTR(2)(A)	(23,779)	(652,992)	(629,213)
EUR	2,250	05/11/51	1.200%(A)	1 Day EuroSTR(1)(A)	20,621	514,714	494,093
EUR	1,664	11/12/51	(0.012)%(A)	6 Month EURIBOR(2)(S)	—	(44,481)	(44,481)
EUR	555	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)	(48,641)	(127,096)	(78,455)
GBP	1,115	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	(25,404)	32,193	57,597
GBP	1,500	05/08/23	0.950%(A)	1 Day SONIA(2)(A)	10,662	(43,425)	(54,087)
GBP	25	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	633	1,979	1,346
GBP	9,092	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(339,945)	1,437,885	1,777,830
GBP	6,000	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	59,474	948,890	889,416
GBP	1,345	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	63,791	251,309	187,518
GBP	2,931	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	703,168	703,168
GBP	1,925	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	219,395	445,150	225,755
GBP	5,285	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(313,947)	1,308,365	1,622,312
A56

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest rate swap agreements outstanding at September 30, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	4,871	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	$269,417	$(1,280,666)	$(1,550,083)
GBP	2,920	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(159,541)	778,587	938,128
GBP	1,330	05/08/32	1.150%(A)	1 Day SONIA(2)(A)	(120,357)	(379,762)	(259,405)
GBP	3,090	02/17/36	0.698%(A)	1 Day SONIA(2)(A)	—	(1,212,649)	(1,212,649)
GBP	2,535	02/17/41	0.764%(A)	1 Day SONIA(2)(A)	(66)	(1,153,818)	(1,153,752)
GBP	1,040	05/08/41	1.250%(A)	1 Day SONIA(1)(A)	(100,352)	406,897	507,249
GBP	555	05/08/42	1.250%(A)	1 Day SONIA(1)(A)	30,373	222,320	191,947
GBP	3,500	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	399,310	(1,517,758)	(1,917,068)
GBP	3,120	02/17/51	0.768%(A)	1 Day SONIA(2)(A)	(83)	(1,726,140)	(1,726,057)
HUF	200,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)	(21,778)	(209,188)	(187,410)
ILS	2,880	02/23/31	1.060%(A)	3 Month TELBOR(2)(Q)	—	(141,519)	(141,519)
JPY	2,000,000	02/24/28	0.050%(S)	1 Day TONAR(2)(S)	(966)	(222,338)	(221,372)
JPY	1,620,500	02/19/31	0.135%(S)	1 Day TONAR(2)(S)	(4,227)	(351,229)	(347,002)
JPY	1,600,000	02/24/31	0.136%(S)	1 Day TONAR(2)(S)	(4,018)	(347,062)	(343,044)
JPY	368,500	07/08/32	0.050%(A)	1 Day TONAR(1)(A)	81,423	115,159	33,736
JPY	1,364,000	02/19/36	0.290%(S)	1 Day TONAR(2)(S)	(8,999)	(558,972)	(549,973)
JPY	2,200,000	02/19/41	0.418%(S)	1 Day TONAR(2)(S)	(21,881)	(1,433,240)	(1,411,359)
JPY	975,000	07/08/42	0.300%(A)	1 Day TONAR(1)(A)	474,210	803,642	329,432
JPY	666,500	02/19/46	0.499%(S)	1 Day TONAR(2)(S)	(8,072)	(585,492)	(577,420)
JPY	685,500	02/19/51	0.553%(S)	1 Day TONAR(2)(S)	(9,319)	(733,963)	(724,644)
JPY	40,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)	(40,689)	(48,706)	(8,017)
KRW	10,100,000	02/18/31	1.528%(Q)	3 Month KWCDC(2)(Q)	—	(1,236,150)	(1,236,150)
KRW	1,215,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)	—	(148,109)	(148,109)
MXN	54,940	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(91)	(281,384)	(281,293)
NOK	3,845	02/19/31	1.654%(A)	6 Month NIBOR(2)(S)	—	(44,665)	(44,665)
NZD	1,515	02/22/31	1.584%(S)	3 Month BBR(2)(Q)	—	(174,394)	(174,394)
PLN	2,000	09/07/30	1.068%(A)	6 Month WIBOR(2)(S)	(17,341)	(136,151)	(118,810)
SEK	14,000	02/19/31	0.655%(A)	3 Month STIBOR(2)(Q)	—	(230,078)	(230,078)
SGD	2,135	07/29/31	1.120%(S)	6 Month SIBOR(2)(S)	13,203	(281,443)	(294,646)
THB	94,000	02/19/31	1.380%(Q)	1 Day THOR(2)(Q)	—	(312,894)	(312,894)
	100,000	02/18/23	0.104%(A)	1 Day USOIS(1)(A)	—	2,178,508	2,178,508
	6,537	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	871,722	871,722
					$395,459	$(11,567,111)	$(11,962,570)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
MYR	9,500	02/17/31	2.875%(Q)	3 Month KLIBOR(2)(Q)	$(203,515)	$(103)	$(203,412)	JPMorgan Chase Bank, N.A.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Bloomberg Commodity Index(Q)	3 Month U.S. Treasury Bill(Q)	Bank of America, N.A.	03/31/23	12,336	$(1,148)	$—	$(1,148)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and
A57

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A58